As filed with the Securities and Exchange Commission on October 29, 1998

             1933 Act File No. 33-39242; 1940 Act File No. 811-6247
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933                                     _X__

         Pre-Effective Amendment No.____                             ____

         Post-Effective Amendment No._11_                            _X__

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                       _X__

         Amendment No._11_

                        (Check appropriate box or boxes)


                    American Century World Mutual Funds, Inc.
                  --------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

        American Century Tower, 4500 Main Street, Kansas City, MO 64111
        ----------------------------------------------------------------
        (Address of Principal Executive Offices)               (Zip Code)


         Registrant's Telephone Number, including Area Code:  816-531-5575


                                William M. Lyons
        American Century Tower, 4500 Main Street, Kansas City, MO 64111
        ----------------------------------------------------------------
                    (Name and address of Agent for service)

         Approximate Date of Proposed Public Offering: November 1, 1998


It is proposed that this filing become effective:

_____  immediately upon filing pursuant to paragraph (b) of Rule 485
__X__  on November 1, 1998 pursuant to paragraph (b) of Rule 485
_____  60 days after filing pursuant to paragraph (a) of Rule 485
_____  on [date] pursuant to paragraph (a)(1) of Rule 485
_____  75 days afer filing pursuant to paragraph (a)(2) of Rule 485
_____  on [date] pursuant to paragraph (a)(2) of Rule 485

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2. The Rule 24f-2 notice for the fiscal year ended November 30, 1997, was filed on January 23, 1998.
================================================================================

================================================================================
                              CROSS REFERENCE SHEET

--------------------------------------------------------------------------------

         N-1A Item No.              Location
         -------------              --------
PART A

Item 1. Cover Page                  Cover Page
Item 2. Synopsis                    Transaction and Operating
                                    Expense Table
Item 3. Condensed Financial         Financial Highlights
          Information
Item 4. General Description         Investment Policies of
          Registrant                the Funds; Risk Factors;
                                    Other Investment
                                    Practices, Their Characteristics
                                    and Risks; Performance
                                    Advertising; Distribution
                                    of Fund Shares; Further
                                    Information About
                                    American Century
Item 5. Management of the           Management
        Fund
Item 6. Capital Stock and           Further Information About
        Other Securities            American Century
Item 7. Purchase of Securities      How to Open An Account;
        Being Offered               How to Exchange From One
                                    Account to Another;
                                    Share Price; Distributions;
Item 8. Redemption                  How to Redeem Shares;
                                    Signature Guarantee
Item 9. Pending Legal               N/A
        Proceedings


--------------------------------------------------------------------------------
PART B
--------------------------------------------------------------------------------

Item 10. Cover Page                 Cover Page
Item 11. Table of Contents          Table of Contents
Item 12. General Information        N/A
Item 13. Investment Objectives      Investment Objectives of
         and Policies               the Funds; Investment Restrictions;
                                    Forward Currency Exchange
                                    Contracts; An Explanation of
                                    Fixed Income Securities Ratings;
                                    Short Sales; Portfolio Lending;
                                    Portfolio Turnover
Item 14. Management of the          Officers and Directors;
         Registrant                 Management;
                                    Custodians
Item 15. Control Persons            Capital Stock
         and Principal
         Holders of Securities
Item 16. Investment Advisory        Management;
         and Other Services         Custodians
Item 17. Brokerage Allocation       Brokerage;
                                    Performance Advertising
Item 18. Capital Stock and          Capital Stock;
         Other Securities           Multiple Class Structure
Item 19. Purchase, Redemption       N/A
         and Pricing of
         Securities Being
         Offered
Item 20. Tax Status                 N/A
Item 21. Underwriters               N/A
Item 22. Calculation of Yield       Performance Advertising
         Quotations of Money
         Market Funds
Item 23. Financial Statements       Financial Statements

                                   PROSPECTUS

                        [american century logo(reg.sm)]
                               American Century

                               NOVEMBER 1, 1998

                                   TWENTIETH
                                CENTURY(reg.sm)
                                     GROUP

                                 Global Growth
                             International Growth
                            International Discovery
                               Emerging Markets

INVESTOR CLASS


                         AMERICAN CENTURY INVESTMENTS
                                FAMILY OF FUNDS

    American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.

                         AMERICAN CENTURY INVESTMENTS
-------------------------------------------------------------------------------
         Benham                American Century          Twentieth Century
         Group(reg.tm)               Group                      Group
-------------------------------------------------------------------------------
   MONEY MARKET FUNDS         ASSET ALLOCATION &           GROWTH FUNDS
 GOVERNMENT BOND FUNDS          BALANCED FUNDS          INTERNATIONAL FUNDS
 DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS
  MUNICIPAL BOND FUNDS         SPECIALTY FUNDS
-------------------------------------------------------------------------------
                                                          Global Growth
                                                      International Growth
                                                    International Discovery
                                                        Emerging Markets


                                  PROSPECTUS

                               NOVEMBER 1, 1998

                     Global Growth * International Growth
                           International Discovery
                               Emerging Markets

                                INVESTOR CLASS

                   AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

    American Century World Mutual Funds, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Four of the funds from our Twentieth Century Group of funds are described in this Prospectus. Their investment objectives are listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.


    The funds described in this Prospectus may invest in equity securities of foreign issuers. Investment in securities of foreign issuers typically involves a greater degree of risk than investment in domestic securities. Please read "Risk Factors," page 10.


    Through its Investor Class of shares, American Century offers investors a full line of no-load funds, investments that have no sales charges or commissions.

    This Prospectus gives you information about the funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated November 1, 1998, and filed with the Securities and Exchange Commission (SEC). It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:

                     AMERICAN CENTURY INVESTMENTS
                  4500 Main Street * P.O. Box 419200
           Kansas City, Missouri 64141-6200 * 1-800-345-2021
                   International calls: 816-531-5575
                Telecommunications Device for the Deaf:
              1-800-634-4113 * In Missouri: 816-444-3485
                       www.americancentury.com

    Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                                1


                      INVESTMENT OBJECTIVES OF THE FUNDS

AMERICAN CENTURY -- TWENTIETH CENTURY
GLOBAL GROWTH FUND

    The investment objective of Global Growth is capital growth. The fund will seek to achieve its investment objective by investing primarily in equity securities of both U.S. and foreign issuers that are considered by the investment manager to have prospects for appreciation. The fund will invest primarily in securities of issuers in developed markets.

AMERICAN CENTURY --TWENTIETH CENTURY
INTERNATIONAL GROWTH FUND

    The investment objective of International Growth is capital growth. The fund will seek to achieve its investment objective by investing primarily in foreign equity securities that are considered by the investment manager to have prospects for appreciation. The fund will invest primarily in securities of issuers in developed markets.

AMERICAN CENTURY -- TWENTIETH CENTURY
INTERNATIONAL DISCOVERY FUND

    The investment objective of International Discovery is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities of issuers having comparatively smaller market capitalizations (less than U.S. $1 billion in market capitalization or less than U.S. $500 million in public float). All such investments will be considered by the investment manager to have prospects for appreciation. Due to the risks associated with such investments, an investment in this fund may be considered speculative. The minimum investment amount for this fund is $10,000.

    SHARES OF INTERNATIONAL DISCOVERY EXCHANGED OR REDEEMED WITHIN 180 DAYS OF THEIR PURCHASE ARE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES EXCHANGED OR REDEEMED. This redemption fee is retained by the fund and is intended to discourage shareholders from exchanging or redeeming their shares shortly after their purchase, as well as minimize the impact such exchanges and redemptions have on fund performance and, hence, on the other shareholders of the fund.

AMERICAN CENTURY -- TWENTIETH CENTURY
EMERGING MARKETS FUND

    The investment objective of Emerging Markets is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities of issuers in emerging market countries that are considered by the investment manager to have prospects for appreciation. Due to the risks associated with such investments, an investment in this fund may be considered speculative. The minimum investment amount for this fund is $10,000.

                There is no assurance that the funds will achieve
                     their respective investment objectives.

NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2      INVESTMENT OBJECTIVES                  AMERICAN CENTURY INVESTMENTS


                               TABLE OF CONTENTS


Investment Objectives of the Funds ......................................      2
Transaction and Operating Expense Table .................................      4
Financial Highlights ....................................................      5

INFORMATION REGARDING THE FUNDS

Investment Policies of the Funds ........................................      8
    Global Growth .......................................................      8
    International Growth ................................................      8
    International Discovery .............................................      8
    Emerging Markets ....................................................      8
    Policies Applicable to All Funds ....................................      9
Risk Factors ............................................................     10
    Investing in Foreign Securities Generally ...........................     10
    Investing in Smaller Companies ......................................     12
    Investing in Emerging Market Countries ..............................     12
    Investing in Lower-Quality Debt Instruments .........................     12
Other Investment Practices, Their Characteristics
  and Risks .............................................................     13
    Forward Currency Exchange Contracts .................................     13
    Indirect Foreign Investment .........................................     13
    Sovereign Debt Obligations ..........................................     14
    Portfolio Turnover ..................................................     14
    Repurchase Agreements ...............................................     14
    Futures and Options .................................................     14
    When-Issued Securities ..............................................     15
    Short Sales .........................................................     15
    Rule 144A Securities ................................................     15
    Investments in Companies with Limited
      Operating Histories ...............................................     16
Performance Advertising .................................................     16

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

American Century Investments ............................................     17
Investing in American Century ...........................................     17
How to Open an Account ..................................................     17
            By Mail .....................................................     17
            By Wire .....................................................     17
            By Exchange .................................................     18
            In Person ...................................................     18
    Subsequent Investments ..............................................     18
            By Mail .....................................................     18
            By Telephone ................................................     18
            By Online Access ............................................     18
            By Wire .....................................................     18
            In Person ...................................................     18
    Automatic Investment Plan ...........................................     18
How to Exchange from One Account to Another .............................     19
            By Mail .....................................................     19
            By Telephone ................................................     19
            By Online Access ............................................     19
How to Redeem Shares ....................................................     19
            By Mail .....................................................     19
            By Telephone ................................................     20
            By Check-A-Month ............................................     20
            Other Automatic Redemptions .................................     20
    Redemption Proceeds .................................................     20
            By Check ....................................................     20
            By Wire and ACH .............................................     20
       Special Requirements for Large Redemptions .......................     20
       Redemption of Shares in Low-Balance Accounts .....................     21
Signature Guarantee .....................................................     21
Special Shareholder Services ............................................     21
            Automated Information Line ..................................     21
            Online Account Access .......................................     21
            Open Order Service ..........................................     22
            Tax-Qualified Retirement Plans ..............................     22
Important Policies Regarding Your Investments ...........................     22
Reports to Shareholders .................................................     23
Employer-Sponsored Retirement Plans and
  Institutional Accounts ................................................     23

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price .............................................................     24
    When Share Price Is Determined ......................................     24
    How Share Price Is Determined .......................................     24
    Where to Find Information About Share Price .........................     25
Distributions ...........................................................     25
Taxes ...................................................................     26
    Tax-Deferred Accounts ...............................................     26
    Taxable Accounts ....................................................     26
Management ..............................................................     27
    Investment Management ...............................................     27
    Code of Ethics ......................................................     28
    Transfer and Administrative Services ................................     29
    Year 2000 Issues ....................................................     29
Distribution of Fund Shares .............................................     30
Further Information About American Century ..............................     30



PROSPECTUS                                          TABLE OF CONTENTS       3


                    TRANSACTION AND OPERATING EXPENSE TABLE

                                                                      Global     International     International   Emerging
                                                                      Growth        Growth           Discovery      Markets

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases ............................   none          none              none           none
Maximum Sales Load Imposed on Reinvested Dividends .................   none          none              none           none
Deferred Sales Load ................................................   none          none              none           none
Redemption Fee(1) ..................................................   none          none              none(2)        none
Exchange Fee .......................................................   none          none              none           none

ANNUAL FUND OPERATING EXPENSES (as a percentage of net assets):

Management Fees(3) .................................................  1.30%(4)      1.37%(4)          1.68%(4)       2.00%(4)
12b-1 Fees .........................................................   none          none              none           none
Other Expenses(5) ..................................................  0.00%         0.00%             0.00%          0.00%
Total Fund Operating Expenses(3) ...................................  1.30%(4)      1.37%(4)          1.68%(4)       2.00%(4)

EXAMPLE:

You would pay the following expenses on a                  1 year    $  13          $  14             $  17          $  20
$1,000 investment, assuming a 5% annual return and        3 years       41             43                53             62
redemption at the end of each time period(2):             5 years       71             75                91            107
                                                         10 years      156            164               197            231

(1) Redemption proceeds sent by wire are subject to a $10 processing fee.

(2) Shares of International Discovery exchanged or redeemed within 180 days of their purchase are subject to a redemption fee of 2.0% of the value of the shares exchanged or redeemed. This redemption fee is retained by the fund. See "How to Exchange from One Account to Another," page 19 and "How to Redeem Shares," page 19.

(3) Assumes, in accordance with Securities and Exchange Commission guidelines, that the assets of International Growth, International Discovery and
    Emerging Markets remain constant at $1,756,574,349, $626,326,600 and $11,829,515, respectively, the assets of the funds as of November 30, 1997. A portion of the management fee may be paid by the funds' manager to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager. See "Management-Transfer and Administrative Services," page 29.

(4) Global Growth pays an annual management fee of 1.30% of the first $1 billion of average net assets, 1.15% of the next $1 billion of average net assets, and 1.05% of average net assets over $2 billion; International Growth pays an annual management fee of 1.50% of the first $1 billion of average net assets, 1.20% of the next $1 billion of average net assets, and 1.10% of average net assets over $2 billion; International Discovery pays an annual management fee of 1.75% of the first $500 million of average net assets, 1.40% of the next $500 million of average net assets, and 1.20% of average net assets over $1 billion; and Emerging Markets pays an annual management fee equal to 2.00% of the first $500 million of average net assets, 1.50% of the next $500 million of average net assets, and 1.25% of average net assets over $1 billion.

(5) Other expenses, which include the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, were less than 0.01 of 1% of average net assets for the most recent fiscal year.

    The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the funds offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by SEC regulations.

    NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred sales charges, commissions, or 12b-1 fees. The funds offer other classes of shares, primarily to institutional investors, that have different fee structures than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. A difference in fees will result in different performance for the other classes. For additional information about the various classes, see "Further Information About American Century," page 30.


4     TRANSACTION AND OPERATING EXPENSE TABLE     AMERICAN CENTURY INVESTMENTS


                             FINANCIAL HIGHLIGHTS
                             INTERNATIONAL GROWTH

  The unaudited Financial Highlights for the six-month period ended May 31, 1998, appear in the fund's semi-annual report, which is incorporated by reference into the Statement of Additional Information. The Financial Highlights for the fiscal year ended November 30, 1997, have been audited by Deloitte &
Touche LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The Financial Highlights for the periods ended on or before November 30, 1996, have been audited by other independent auditors. The information presented is for a share outstanding throughout the years ended November 30, except as noted.

                                          1998(1)     1997        1996       1995        1994       1993       1992     1991(2)

PER-SHARE DATA

Net Asset Value, Beginning of Period ....  $9.22      $8.73      $7.51      $7.47        $7.34      $5.79      $5.33      $5.10
                                         --------   --------   --------   --------     --------   --------   --------   --------
Income From Investment Operations

  Net Investment Income (Loss) .......... 0.03(3)      --      (0.01)(3)     0.01        (0.04)      (0.04)     0.06       0.01

  Net Realized and Unrealized Gain
  on Investment Transactions ............  2.25       1.41       1.24        0.40         0.57        1.78      0.41       0.22
                                         --------   --------   --------   --------     --------   --------   --------   --------
  Total From Investment Operations ......  2.28       1.41       1.23        0.41         0.53        1.74      0.47       0.23
                                         --------   --------   --------   --------     --------   --------   --------   --------
Distributions

  From Net Investment Income ............ (0.03)       --       (0.01)        --           --        (0.04)    (0.01)       --

  In Excess of Net Investment Income ....   --         --         --          --           --        (0.15)     --(4)       --

  From Net Realized Gains on
  Investment Transactions ............... (1.28)     (0.92)       --        (0.37)       (0.40)        --        --         --
                                         --------   --------   --------   --------     --------   --------   --------   --------
  Total Distributions ................... (1.31)     (0.92)     (0.01)      (0.37)       (0.40)      (0.19)    (0.01)       --
                                         --------   --------   --------   --------     --------   --------   --------   --------
Net Asset Value, End of Period .......... $10.19      $9.22      $8.73      $7.51        $7.47       $7.34     $5.79      $5.33
                                         ========   ========   ========   ========     ========   ========   ========   ========
  TOTAL RETURN(5) ....................... 28.60%     18.12%     16.35%       5.93%        7.28%     31.04%     8.77%      4.51%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets ...................1.35%(6)   1.38%(7)   1.65%(7)      1.77%        1.84%       1.90%     1.91%     1.93%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets ...................0.72%(6)     0.04%     (0.07)%      0.25%      (0.53)%     (0.34)%     0.95%     0.26%(6)

Portfolio Turnover Rate .................   94%       163%       158%        169%          242%        255%      180%      84%

Average Commission Paid per
Investment Security Traded .............. $0.0137    $0.0069     $0.0195    $0.0020       --(8)       --(8)      --(8)     --(8)

Net Assets, End of Period
  (in thousands) ......................$2,387,497  $1,728,617   $1,342,608  $1,210,442  $1,316,642   $759,238   $215,346  $43,076

(1) Six months ended May 31, 1998 (unaudited).

(2) May 9, 1991 (inception) through November 30, 1991.

(3) Computed using average shares outstanding throughout the period.

(4) Amount was less than $0.01 per share.

(5) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for periods less than one year are not annualized.

(6) Annualized.

(7) The manager voluntarily waived a portion of its management fee effective August 1, 1996, through July 31, 1997. In absence of the management fee waiver, the ratio of operating expenses to average net assets would have been 1.56% and 1.76% for the years ended November 30, 1997, and November 30, 1996, respectively.

(8) Disclosure of average commission paid per investment security traded was not required prior to the year ended November 30, 1995.


PROSPECTUS                                     FINANCIAL HIGHLIGHTS       5



                             FINANCIAL HIGHLIGHTS
                            INTERNATIONAL DISCOVERY

  The unaudited Financial Highlights for the six-month period ended May 31, 1998, appear in the fund's semi-annual report, which is incorporated by reference into the Statement of Additional Information. The Financial Highlights for the fiscal year ended November 30, 1997, have been audited by Deloitte &
Touche LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The Financial Highlights for the periods ended on or before November 30, 1996, have been audited by other independent auditors. The information presented is for a share outstanding throughout the years ended November 30, except as noted.

                                                1998(1)            1997              1996                1995          1994(2)

PER-SHARE DATA

Net Asset Value, Beginning of Period ...... $       8.54      $        7.60      $        5.70      $        5.39  $        5.00
                                            ------------      -------------      -------------      -------------  -------------
Income From Investment Operations

  Net Investment Income (Loss) ............        (0.01)(3)          (0.03)             (0.02)(3)           0.03          (0.02)

  Net Realized and Unrealized Gain
    on Investment Transactions ............         2.74               1.31               1.95               0.28           0.41
                                            ------------      -------------      -------------      -------------  -------------
  Total From Investment Operations ........         2.73               1.28               1.93               0.31           0.39
                                            ------------      -------------      -------------      -------------  -------------
Distributions

  From Net Investment Income ..............        (0.02)             (0.02)             (0.01)              --             --

  In Excess of Net Investment Income ......         --                 --                (0.02)              --             --

  From Net Realized Gains on
    Investment Transactions ...............        (0.47)             (0.32)              --                 --             --
                                            ------------      -------------      -------------      -------------  -------------
  Total Distributions .....................        (0.49)             (0.34)             (0.03)              --             --
                                            ------------      -------------      -------------      -------------  -------------
Net Asset Value, End of Period ............ $      10.78      $        8.54      $        7.60      $        5.70  $        5.39
                                            ============      =============      =============      =============  =============
TOTAL RETURN(4) ...........................        33.92%             17.76%             34.06%              5.75%          7.80%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
  to Average Net Assets ...................         1.66%(5)           1.70%(6)           1.88%(6)           2.00%          2.00%(5)

Ratio of Net Investment Income
  (Loss) to Average Net Assets ............   (0.18)%(5)              (0.37)%            (0.31)%             0.27%    (0.48)%(5)

Portfolio Turnover Rate ...................           86%               146%               130%               168%            56%

Average Commission Paid per Share
  of Equity Security Traded ............... $     0.0039      $      0.0054      $      0.0054      $      0.0040          --(7)

Net Assets, End of Period (in thousands) .. $    848,554      $     626,327      $     377,128      $     114,579  $     111,202

(1) Six months ended May 31, 1998 (unaudited).

(2) April 1, 1994 (inception) through November 30, 1994.

(3) Computed using average shares outstanding throughout the period.

(4) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for periods less than one year are not annualized.

(5) Annualized.

(6) American Century Investment Management, Inc. voluntarily waived a portion of its management fee effective August 1, 1996, through July 30, 1997. In absence of the management fee waiver, the ratio of operating expenses to average net assets would have been 1.87% and 1.99% for the years ended November 30, 1997, and November 30, 1996, respectively.

(7) Disclosure of average commission paid per share of equity security traded was not required prior to the year ended November 30, 1995.


6      FINANCIAL HIGHLIGHTS                        AMERICAN CENTURY INVESTMENTS


                             FINANCIAL HIGHLIGHTS
                               EMERGING MARKETS

  The unaudited Financial Highlights for the six-month period ended May 31, 1998, appear in the fund's semi-annual report, which is incorporated by reference into the Statement of Additional Information. The Financial Highlights for the fiscal year ended November 30, 1997, have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended November 30, except as noted.

                                                        1998(1)         1997(2)

PER-SHARE DATA

Net Asset Value, Beginning of Period ...............$     4.15     $      5.00
                                                    ----------     -----------
Income From Investment Operations

  Net Investment Income (Loss)(3) ..................      0.01           (0.01)

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions .......................      0.09           (0.84)
                                                    ----------     -----------
  Total From Investment Operations .................      0.10           (0.85)
                                                    ----------     -----------
Net Asset Value, End of Period .....................$     4.25     $      4.15
                                                    ==========     ===========
TOTAL RETURN(4) ....................................      2.41%         (17.00)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets ..   2.00%(5)        2.00%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets ..............................      0.30%(5)  (0.74)%(5)

Portfolio Turnover Rate ............................       143%             36%

Average Commission Paid per Share
of Equity Security Traded ..........................$   0.0006     $    0.0012

Net Assets, End of Period (in thousands) ...........$   21,570     $    11,830

(1) Six months ended May 31, 1998 (unaudited).

(2) September 30, 1997 (inception) through November 30, 1997.

(3) Computed using average shares outstanding throughout the period.

(4) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for periods less than one year are not annualized.

(5) Annualized.


PROSPECTUS                                     FINANCIAL HIGHLIGHTS       7


                        INFORMATION REGARDING THE FUNDS

INVESTMENT POLICIES OF THE FUNDS

    The funds have adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the funds identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

    YOU SHOULD READ AND CAREFULLY CONSIDER THE INFORMATION UNDER "RISK FACTORS," PAGE 10, BEFORE MAKING AN INVESTMENT IN THE FUNDS.

GLOBAL GROWTH

    The investment objective of Global Growth is capital growth. The fund will seek to achieve its investment objective by investing primarily in equity securities of both U.S. and foreign issuers that meet certain fundamental and technical standards of selection and have, in the opinion of the manager, prospects for appreciation. The fund will invest primarily in securities of issuers in developed markets (including the United States). The fund will invest primarily in equity securities (defined to include equity equivalents) of such issuers and will attempt to stay fully invested in such securities, regardless of the movement of stock prices generally.

INTERNATIONAL GROWTH

    The investment objective of International Growth is capital growth. The fund will seek to achieve its investment objective by investing primarily in securities of foreign issuers that meet certain fundamental and technical standards of selection and have, in the opinion of the manager, potential for appreciation. The fund will invest primarily in issuers in developed markets. The fund will invest primarily in equity securities (defined to include equity equivalents) of such issuers and will attempt to stay fully invested in such securities, regardless of the movement of stock prices generally.

INTERNATIONAL DISCOVERY

    The investment objective of International Discovery is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities of issuers that meet certain fundamental and technical standards of selection. The fund will invest its assets primarily in equity securities of smaller foreign issuers (those issuers having, at the time of investment, a market capitalization of less than U.S. $1 billion or a public float of less than U.S. $500 million). The "public float" of an issuer is defined as the aggregate market value of the issuer's outstanding securities held by non-affiliates of the issuer. DUE TO THE SIGNIFICANT RISKS ASSOCIATED WITH THE FUND'S INVESTMENT STRATEGY, AN INVESTMENT IN THE FUND MAY NOT BE APPROPRIATE FOR ALL INVESTORS. See "Risk Factors," page 10.

EMERGING MARKETS

    The investment objective of Emerging Markets is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities that meet certain fundamental and technical standards of selection. The fund will invest its assets primarily in the securities of issuers in emerging market countries. The securities in which the fund may invest include not only the securities of issuers located or principally traded in emerging market countries, but also the securities of issuers that derive a significant portion of their business from emerging market countries. DUE TO THE SIGNIFICANT RISKS ASSOCIATED WITH INVESTING IN EMERGING MARKETS, AN INVESTMENT IN THE FUND MAY NOT BE APPROPRIATE FOR ALL INVESTORS. See "Risk Factors," page 10.


8      INFORMATION REGARDING THE FUNDS        AMERICAN CENTURY INVESTMENTS


POLICIES APPLICABLE TO ALL FUNDS


    Although the primary investment of the funds will be equity securities, the funds also may invest in other types of securities consistent with the accomplishment of the funds' objectives. Under normal conditions, International Growth, International Discovery and Emerging Markets will invest at least 65% of their assets in equity and equity-equivalent securities of issuers from at least three countries outside of the United States. Global Growth, under normal conditions, will invest at least 65% of its assets in equity and equity-equivalent securities from at least three countries, which may include the United States.

    It is the intent of the manager to diversify investments in a fund across a broad range of foreign issuers. The manager defines "foreign issuer" as an issuer of securities that (i) is domiciled outside the United States, (ii) derives at least 50% of its total revenue from production or sales outside the United States, or (iii) whose principal trading market is outside the United States.

    The manager believes that common stocks and other equity and equity-equivalent securities ordinarily offer the greatest potential for capital appreciation. The funds may invest, however, in any security the manager believes has the potential for capital appreciation. When the manager believes that the total return potential of other securities equals or exceeds the potential return of equity securities, each fund may invest up to 35% in such other securities. The other securities the funds may invest in are bonds, notes and debt securities of companies, and obligations of domestic or foreign governments and their agencies. The funds will attempt to stay fully invested regardless of the movement of stock and bond prices generally.

    International Growth and Global Growth will limit their purchases of debt securities to investment-grade obligations. For long-term debt obligations, this includes securities that are rated Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Corporation (S&P), or that are not rated but are considered by the manager to be of equivalent quality. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions or changing circumstances than is the case with higher-quality debt securities. See "An Explanation of Fixed Income Securities Ratings," in the Statement of Additional Information.

    With respect to International Discovery and Emerging Markets, there are no credit quality or maturity restrictions with regard to the bonds, corporate debt securities and government obligations in which the funds may invest, although less than 35% of each fund's assets will be invested in below-investment-grade fixed income securities. See "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information. Debt securities, especially those of issuers in emerging market countries, may be of poor quality and speculative in nature. While these securities will be chosen primarily for their appreciation potential, the fund also may take the potential for income into account when selecting investments.

    The funds may make foreign investments either directly in foreign securities or indirectly by purchasing depositary receipts, depositary shares or similar instruments (DRs) for foreign securities. DRs are securities that are listed on exchanges or quoted in over-the-counter markets in one country but represent shares of issuers domiciled in another country. The funds also may purchase securities of such issuers in foreign markets, either on foreign securities exchanges or in over-the-counter markets.

    The funds also may invest in other equity securities and equity equivalents. Other equity securities and equity equivalents include securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of other equity securities and equity equivalents are preferred stock, convertible preferred stock and convertible debt securities. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. An example of one type of derivative security in which the funds might invest is a depositary receipt.



PROSPECTUS                          INFORMATION REGARDING THE FUNDS       9


    Notwithstanding the funds' respective investment objectives of capital growth, under exceptional market or economic conditions, each fund may temporarily invest all or a substantial portion of its assets in cash or investment-grade, short-term securities (denominated in U.S. dollars or foreign currencies).

    To the extent a fund assumes a defensive position, it will not be pursuing its investment objective of capital growth.


    In addition to other factors that will affect its value, the value of a fund's investments in fixed income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis rise. When prevailing interest rates rise, bond prices generally fall. These changes in value may, depending upon the particular amount and type of fixed income securities holdings of a fund, impact the net asset value of that fund's shares. See "How Share Price Is Determined," page 24.


    In order to achieve maximum investment flexibility, the funds have not established geographic limits on asset distribution, on either a country-by-country or region-by-region basis. The manager expects to invest both in issuers in developed markets (such as Germany, the United Kingdom and Japan) and in issuers in emerging market countries.


    The funds consider "emerging market countries" to include all countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (commonly referred to as the World Bank) and the International Finance Corporation (IFC), as well as countries that are classified by the United Nations as developing. Currently, the countries not included in this category are the United States, Canada, Japan, the United Kingdom, Germany, Austria, France, Italy, Ireland, Spain, Belgium, the Netherlands, Switzerland, Sweden, Finland, Norway, Denmark, Australia and New Zealand. In addition, as used in this Prospectus, "securities of issuers in emerging market countries" means (i) securities of issuers whose principal securities trading market is in an emerging market country, (ii) securities, regardless of where traded, of issuers that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries, or (iii) securities of issuers whose principal place of business or principal office is in an emerging market country.

    The principal criteria for inclusion of a security in a fund's portfolio is its ability to meet the fundamental and technical standards of selection and, in the opinion of the manager, to achieve better-than-average appreciation. If, in the opinion of the manager, a particular security satisfies these principal criteria, the security may be included in the fund's portfolio, regardless of the location of the issuer or the percentage of the fund's investments in the issuer's country or region (subject to the investment policies of the particular fund).

    At the same time, however, the manager recognizes that both the selection of a fund's individual securities and the allocation of the portfolio's assets across different countries and regions are important factors in managing an international portfolio. For this reason, the manager also will consider a number of other factors in making investment selections, including: the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations.


RISK FACTORS

INVESTING IN FOREIGN SECURITIES GENERALLY


    Investing in securities of foreign issuers generally involves greater risks than investing in the securities of domestic companies. As with any investment in securities, the value of your investment in the funds can decrease as well as increase, depending upon a variety of factors that may affect the values and income generated by the funds' portfolio securities. Potential investors should carefully consider the following factors:


    Currency Risk. The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against


10      INFORMATION REGARDING THE FUNDS         AMERICAN CENTURY INVESTMENTS


such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities and by currency restrictions, exchange control regulation, currency devaluations and political developments.

    Political and Economic Risk. The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, or confiscatory taxation, and limitations on the removal of funds or other assets, could also adversely affect the value of investments. Further, the funds may encounter difficulties or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.


    Regulatory Risk. Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders. See "Taxes," page 26.


    Market and Trading Risk. Brokerage commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.


    Clearance and Settlement Risk. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned thereon. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

    Ownership Risk. Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is the Russian Federation, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company's share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company's share register is controlling. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered on the issuer's share register at the time of the transaction, or that a fund's ownership position could thereafter be altered or deleted entirely, resulting in a loss to the fund. While the funds intend to invest directly in Russian companies that utilize an independent registrar, there can be no assurance that such investments will not result in a loss to the funds.


    As a result, these funds are intended for aggressive investors seeking significant gains through investments in foreign securities. Those investors must be willing and able to accept the significantly greater risks associated with the investment strategy that the funds will pursue. An investment in the funds should not be considered a complete investment program and is not appropriate for individuals with limited investment resources or who are unable to tolerate fluctuations in the value of their investment.


PROSPECTUS                          INFORMATION REGARDING THE FUNDS       11


INVESTING IN SMALLER COMPANIES


    International Discovery will invest primarily in securities of companies having, at the time of investment, a market capitalization of less than U.S. $1 billion or a public float of less than U.S. $500 million. These smaller companies may present greater opportunities for capital appreciation, but also may involve greater risks than large, mature issuers. Such companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger companies. In addition, available information regarding these smaller companies may be less available and, when available, may be incomplete or inaccurate. The securities of such companies also may be more likely to be delisted from trading on their primary domestic exchange. As a result, the securities of smaller companies may experience significantly more price volatility and less liquidity than securities of larger companies, and this volatility and limited liquidity may be reflected in the net asset value of the fund.


INVESTING IN EMERGING MARKET COUNTRIES

    Each of the funds included in this Prospectus may invest in securities of issuers in emerging market countries. Investing in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that are generally less diverse and mature and political systems that can be expected to be less stable than those of developed countries.


    Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser-developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed-market, centrally planned economies. Such countries also may have restrictions on foreign ownership or prohibitions on the repatriation of assets, and may have less protection of property rights than developed countries.

    The economies of emerging market countries may be based predominantly on only a few industries or dependent on revenues from particular commodities or on international aid or development assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and greater volatility in the price of securities traded on those markets.

    The funds may not always purchase securities on the principal market. Depositary receipts, depositary shares, or other equity equivalents (DRs) may be purchased if considered to be more attractive than the underlying securities. DRs are typically issued by a bank or trust company evidencing ownership of an underlying foreign security. In emerging market countries, the funds may invest in DRs that are structured by a bank or trust company without the sponsorship of the underlying foreign issuer. In addition to the risks of foreign investment applicable to the underlying securities, such unsponsored DRs also may be subject to the risks that the foreign issuer may not be obliged to cooperate with the bank, may not provide financial or other information to the bank, or may dispute or refuse to recognize the ownership of the underlying securities, which may result in a loss of a fund's investment.


INVESTING IN LOWER-QUALITY DEBT INSTRUMENTS


    There are no credit, maturity or investment amount restrictions on the bonds, corporate debt securities and government obligations in which International Discovery and Emerging Markets may invest. Debt securities, especially those in emerging market countries, may be of poor quality, unrated and speculative in nature. Debt securities rated lower than Baa by Moody's or BBB by S&P or their equivalent, sometimes referred to as junk bonds, are considered by many to be predominantly speculative. See "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information. Changes in economic conditions or other circumstances are more likely to lead to a



12      INFORMATION REGARDING THE FUNDS          AMERICAN CENTURY INVESTMENTS



weakened capacity to make principal and interest payments on such securities than is the case with higher-quality debt securities. Regardless of rating levels, all debt securities considered for purchase by a fund are analyzed by the manager to determine, to the extent reasonably possible, that the planned investment is sound given the investment objective of the fund.


OTHER INVESTMENT PRACTICES, THEIR
CHARACTERISTICS AND RISKS

    For additional information, see "Additional Investment Restrictions" in the Statement of Additional Information.

FORWARD CURRENCY EXCHANGE CONTRACTS

    The majority of the foreign securities held by the funds may be denominated in foreign currencies. Other securities, such as depositary receipts, will be denominated in U.S. dollars, but have a value that is dependent on the performance of a foreign security, as valued in the currency of its home country. As a result, the value of a fund's portfolio may be affected by changes in the exchange rates between foreign currencies and the U.S. dollar, as well as by changes in the market values of the securities themselves. The performance of foreign currencies relative to the U.S. dollar may be a factor in the overall performance of a fund.

    To protect against adverse movements in exchange rates between currencies, the funds may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates the fund to purchase or sell a specific currency at a future date at a specific price.

    A fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.

    By entering into a forward currency exchange contract, with respect to the specific purchase or sale of a security denominated in a foreign currency, a fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." Each fund may enter into transaction hedging contracts with respect to all or a substantial portion of its foreign securities trades.

    When the manager believes that a particular currency may decline in value compared to the U.S. dollar, a fund may enter into forward currency exchange contracts to sell the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." A fund may not enter into a portfolio hedging transaction where it would be obligated to deliver an amount of foreign currency in excess of the aggregate value of its portfolio securities or other assets denominated in, or whose value is tied to, that currency.

    Each fund will make use of portfolio hedging to the extent deemed appropriate by the manager. However, it is anticipated that a fund will enter into portfolio hedges much less frequently than transaction hedges.

    If a fund enters into a forward currency exchange contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of a fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.

    Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to protect a fund against adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationship between the foreign currency and the U.S. dollar.

INDIRECT FOREIGN INVESTMENT

    Subject to certain restrictions contained in the Investment Company Act, each fund may invest up to 10% of its assets in certain foreign countries indirectly through investment funds and registered investment companies authorized to invest in those countries. If the funds invest in investment companies, the funds


PROSPECTUS                              INFORMATION REGARDING THE FUNDS      13


will bear their proportionate shares of the costs incurred by such companies, including investment advisory fees, if any.

SOVEREIGN DEBT OBLIGATIONS

    The funds may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of emerging market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of emerging market countries may involve a high degree of risk and may present a risk of default or renegotiation or rescheduling of debt payments.

PORTFOLIO TURNOVER


    The total portfolio turnover rates of International Growth, International Discovery and Emerging Markets are shown in the financial information of this Prospectus. While the manager does not consider portfolio turnover rates in making investment decisions for the funds, it is estimated that the total portfolio turnover rate of Global Growth will be approximately 150% for its first fiscal year.


    Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to a fund's investment objective. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and, accordingly, the annual portfolio turnover rate cannot be anticipated.

    The portfolio turnover of a fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions that the funds pay directly. Higher portfolio turnover also may increase the likelihood of realized capital gains, if any, distributed by the fund. See "Taxes," page 26.

REPURCHASE AGREEMENTS

    Each fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

    A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.


    Because the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.


    The funds will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions only with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the funds' Board of Directors.

FUTURES AND OPTIONS

    The funds may invest in financial futures contracts and options thereon. A financial futures contract is an agreement to take or make delivery of a financial asset or an amount of cash, as specified in the applicable contract, at some time in the future. The value of the asset or cash to be delivered at the end of the contract period is calculated based upon the difference in value between the making of the contract and the end of the contract period of a financial index, indicator or security underlying the futures contract.


    Rather than actually purchasing a financial asset (e.g., a long- or short-term treasury security) or all the securities contained in a specific index (e.g., the S&P 500), the manager may choose to purchase a futures contract that reflects the value of such securities or index. For example, an S&P 500 futures contract reflects the value of the underlying companies that comprise the S&P 500 Composite Stock Price Index. If the aggregate market value of the index securities increases or decreases during the contract period of an S&P 500 futures contract, the amount of cash to be paid to the contractholder at the end of the period would correspondingly increase or decrease. As a



14     INFORMATION REGARDING THE FUNDS           AMERICAN CENTURY INVESTMENTS


result, the manager is able to expose to the market cash that is held by the funds to meet anticipated redemptions or for future investment opportunities. Because futures contracts generally settle more quickly than their underlying securities, the manager believes that the use of futures and options thereon allows the funds to be fully invested while maintaining the needed liquidity.

    The funds will not purchase leveraged futures. When a fund enters into a futures contract, it must make a deposit of cash or high-quality debt securities, known as "initial margin," as partial security for its performance under the contract. As the value of the contract fluctuates, a party to the contract may be required to make additional margin payments, known as "variation margin," to cover a portion of such fluctuation. A fund also will deposit in a segregated account with its custodian bank cash or high-quality debt securities in an amount equal to the fund's payment obligation under the futures contract, less any initial or variation margin. For options sold, a fund will segregate cash or high-quality debt securities equal to the value of the securities underlying the option unless the option is otherwise covered.

WHEN-ISSUED SECURITIES

    Each fund may purchase new issues of securities on a when-issued basis without limit when, in the opinion of the manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. In developed markets, delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. In emerging markets, delivery and payment may take significantly longer.

    Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account for each fund, consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments, will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

SHORT SALES

    A fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short. Such transactions allow the fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

    A fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code and Regulations.

RULE 144A SECURITIES

    The funds may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

    With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that, while the Board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the Board has established guidelines and procedures for determining the liquidity of Rule 144A securities and has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.


    Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule



PROSPECTUS                            INFORMATION REGARDING THE FUNDS      15



144A security that is illiquid. In such an event, the fund's manager will consider appropriate remedies to minimize the effect on such fund's liquidity.
No fund may invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).


INVESTMENTS IN COMPANIES WITH LIMITED  OPERATING HISTORIES

    The funds may invest in the securities of issuers with limited operating histories. The manager considers an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation.


    Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the manager may base its investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

    International Growth and Global Growth will not invest more than 5% of their total assets in the securities of issuers with less than a three-year operating history. International Discovery and Emerging Markets will not invest more than 10% of their total assets in the securities of issuers with less than a three-year operating history. The manager will consider periods of capital formation, incubation, consolidation, and research and development in determining whether a particular issuer has a record of three years of continuous operation.


PERFORMANCE ADVERTISING

    From time to time, the funds may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return. Performance data may be quoted separately for the Investor Class and for the other classes.

    Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compounded return over a stated period of time that would have produced a fund's cumulative total return over the same period if a fund's performance had remained constant throughout.


    The funds also may include in advertisements data comparing their performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services, Inc.) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the Standard & Poor's 500 Index, the Dow Jones World Index, the IFC Global Composite Index, the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index) and the Morgan Stanley Capital International World Free Index. Fund performance also may be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical fund performance or historical or expected volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance also may be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.


    All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.


16      INFORMATION REGARDING THE FUNDS          AMERICAN CENTURY INVESTMENTS


                HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

AMERICAN CENTURY INVESTMENTS

    The funds offered by this Prospectus are a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-2021 for a brochure or prospectuses for the other funds in the American Century Investments family.

    To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

INVESTING IN AMERICAN CENTURY

    The following sections explain how to invest in American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Employer-Sponsored Retirement Plans and Institutional Accounts," page 23.

HOW TO OPEN AN ACCOUNT

    To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You also must certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.


    The minimum investment in International Growth and Global Growth is $2,500 [$1,000 for IRA and Uniform Gifts/Transfers to Minors Acts (UGMA/UTMA)
accounts]. These minimums will be waived if you establish an automatic investment plan to your account that is the equivalent of at least $50 per month. See "Automatic Investment Plan," page 18.


    The minimum investment in International Discovery and Emerging Markets is $10,000. To keep an International Discovery or Emerging Markets account open, a minimum share value of $10,000 must be maintained. If the share value of your account falls below $10,000, the shares in your account will be subject to automatic redemption. See "Redemption of Shares in Low-Balance Accounts," page 21.

    The minimum investment requirements may be different for some types of retirement accounts. Call one of our Investor Services Representatives for information on our retirement plans, which are available for individual investors or for those investing through their employers.

    Please note: If you register your account as belonging to multiple owners (e.g., as joint tenants), you must provide us with specific authorization on your application in order for us to accept written or telephone instructions from a single owner. Otherwise, all owners will have to agree to any transactions that involve the account (whether the transaction request is in writing or over the telephone).

    You may invest in the following ways:

BY MAIL

    Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

BY WIRE

    You may make your initial investment by wiring funds. To do so, call us or mail a completed application


PROSPECTUS             HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS       17


and provide your bank with the following information:

*  RECEIVING BANK AND ROUTING NUMBER:
   Commerce Bank, N.A. (101000019)

*  BENEFICIARY (BNF):
   American Century Services Corporation
   4500 Main St., Kansas City, Missouri 64111

*  BENEFICIARY ACCOUNT NUMBER (BNF ACCT):
   2804918

*  REFERENCE FOR BENEFICIARY (RFB):
   American Century account number into which you are investing. If more than one, leave blank and see Bank to Bank Information below.

*  ORIGINATOR TO BENEFICIARY (OBI):
   Name and address of owner of account into which you are investing.


*  BANK TO BANK INFORMATION (BBI OR FREE FORM TEXT):
    *    Taxpayer identification or Social Security number.
    * If more than one account, account numbers and amount to be invested in each account.
    * Current tax year, previous tax year or rollover designation if an IRA. Specify whether traditional IRA, Roth IRA, Education IRA, SEP-IRA, SARSEP-IRA, SIMPLE Employer or SIMPLE Employee.


BY EXCHANGE

    Call 1-800-345-2021 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See page 19 for more information on exchanges.

IN PERSON

    If you prefer to work with a representative in person, please visit one of our Investor Centers, located at:

    4500 Main Street
    Kansas City, Missouri 64111

    4917 Town Center Drive
    Leawood, Kansas 66211

    1665 Charleston Road
    Mountain View, California 94043

    2000 S. Colorado Blvd.
    Denver, Colorado 80222

SUBSEQUENT INVESTMENTS

    Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan," this page) or by any of the methods below. The minimum investment requirement for subsequent investments is $250 for checks submitted without the investment slip portion of a previous statement or confirmation and $50 for all other types of subsequent investments.

BY MAIL

    When making subsequent investments, enclose your check with the investment slip portion of a previous statement or confirmation. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)

BY TELEPHONE

    Upon completion of your application and once your account is open, you may make investments by telephone. You may call an Investor Services Representative or use our Automated Information Line.

BY ONLINE ACCESS

    Upon completion of your application and once your account is open, you may make investments online.

BY WIRE

    You may make subsequent investments by wire. Follow the wire transfer instructions on page 17 and indicate your account number.

IN PERSON

    You may make subsequent investments in person at one of our Investor Centers. The locations of our Investor Centers are listed on this page.

AUTOMATIC INVESTMENT PLAN


    Once you have completed the application and elected to make investments automatically, we will draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call an Investor Services Representative.



18 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER

    As long as you meet any minimum investment requirements, you may exchange your fund shares to our other funds up to six times per year per account. An exchange request will be processed as of the same day it is received, if it is received before the funds' net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for funds issued by American Century Target Maturities Trust and at the close of the Exchange for all of our other funds. See "When Share Price Is Determined," page 24.

    For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.

    If, in any 90-day period, the total of your exchanges and your redemptions from any one account exceeds the lesser of $250,000 or 1% of the fund's assets, further exchanges will be subject to special requirements to comply with our policy on large redemptions. See "Special Requirements for Large Redemptions," page 20.

    IN ORDER TO DISCOURAGE THE EXCHANGE OF SHARES OF INTERNATIONAL DISCOVERY SHORTLY AFTER THEIR PURCHASE, EXCHANGE OF THOSE SHARES WITHIN 180 DAYS OF THEIR PURCHASE WILL BE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES EXCHANGED. This fee will be retained by the fund to help minimize the impact such exchanges have on fund performance and, hence, on the other shareholders of the fund. For the purposes of determining the applicability of this fee, shares first purchased will be deemed to be the shares first exchanged. The fund reserves its right to modify its policy regarding this redemption fee or to waive such policy in whole or in part for certain classes of investors.

BY MAIL

    You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

BY TELEPHONE


    You can make exchanges over the telephone (either with an Investor Services Representative or using our Automated Information Line--see page 21) upon completion and receipt of your application or by calling us at 1-800-345-2021 to get the appropriate form.


BY ONLINE ACCESS

    You can make exchanges online. This service is established upon completion and receipt of your application or by calling us at 1-800-345-2021 to get the appropriate form.

HOW TO REDEEM SHARES

    We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received. For large redemptions, please read "Special Requirements for Large Redemptions," page 20.

    Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

    IN ORDER TO DISCOURAGE THE REDEMPTION OF SHARES OF INTERNATIONAL DISCOVERY SHORTLY AFTER THEIR PURCHASE, REDEMPTION OF THOSE SHARES WITHIN 180 DAYS OF THEIR PURCHASE WILL BE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES REDEEMED. This fee will be retained by the fund to help minimize the impact such redemptions have on fund performance and, hence, on the other shareholders of the fund. For the purposes of determining the applicability of this fee, shares first purchased will be deemed to be the shares first redeemed. The fund reserves its right to modify its policy regarding this redemption fee or to waive such policy in whole or in part for certain classes of investors.

BY MAIL

    Your written instructions to redeem shares may be made either by a redemption form, which we will send you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. Please see "Signature Guarantee," page 21.


PROSPECTUS          HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS       19


BY TELEPHONE

    Upon completion of your application and once your account is open, you may redeem your shares by calling an Investor Services Representative.

BY CHECK-A-MONTH

    If you have at least a $10,000 balance in your account, you may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check in an amount you choose (minimum $50). To set up a Check-A-Month plan, please call and request our Check-A-Month brochure.

OTHER AUTOMATIC REDEMPTIONS

    If you have at least a $10,000 balance in your account, you may elect to make redemptions automatically by authorizing us to send funds to you or to your account at a bank or other financial institution. To set up automatic redemptions, call an Investor Services Representative.

REDEMPTION PROCEEDS

    Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

    Redemption proceeds may be sent to you in one of the following ways:

BY CHECK

    Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

BY WIRE AND ACH

    You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

    Your bank usually will receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Wired funds are subject to a $10 fee to cover bank wire charges, which is deducted from redemption proceeds. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

    We have elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates each fund to make certain redemptions in cash. This requirement to pay redemptions in cash applies to situations where one shareholder redeems, during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although redemptions in excess of this limitation will also normally be paid in cash, we reserve the right under unusual circumstances to honor these redemptions by making payment in whole or in part in readily marketable securities (a "redemption-in-kind").

    If payment is made in securities, the securities, selected by the fund, will be valued in the same manner as they are in computing the fund's net asset value and will be provided without prior notice.

    If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

    Despite the fund's right to redeem fund shares through a redemption-in-kind, we do not expect to exercise this option unless a fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.


20 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS


    International Growth and Global Growth. If at any time you have an International Growth or Global Growth account that falls into either of the following categories:

(i) you invested the required minimum initial investment amount for the fund, currently $2,500 ($1,000 for UGMA/UTMA accounts), but due to exchanges or redemptions you have made, the account now has a value of less than the minimum initial investment amount; or

(ii) you have not invested the minimum initial investment amount, and an automatic investment program of $50 or more per month does not exist for the account;

a notification will be sent advising you of the need to either make an investment to bring the value of the shares held in the account up to $2,500 ($1,000 for UGMA/UTMA accounts) or to establish an Automatic Investment Plan of $50 or more per month. If the investment is not made or the automatic investment is not established within 90 days from the date of notification, the shares held in the account will be redeemed and the proceeds from the redemption will be sent by check to your address of record.

    The automatic redemption of shares of International Growth and Global Growth will not apply to IRAs, 403(b) accounts and other types of tax-deferred retirement plan accounts.


    International Discovery and Emerging Markets. If at any time you have an International Discovery or Emerging Markets account that falls into either of the following categories:

  (i) you invested the required minimum initial investment amount of $10,000, but due to exchanges or redemptions you have made, the account now has a value of less than $10,000; or

  (ii)   you have not invested $10,000;

a notification will be sent advising you of the need to make an investment to bring the value of the shares held in the account up to $10,000. If the investment is not made within 90 days from the date of notification, the shares held in the account will be redeemed and the proceeds from the redemption will be sent by check to your address of record.

    The funds reserve the right to modify their policies regarding the automatic redemption of shares, or to waive such policies in whole or in part for certain classes of investors.

SIGNATURE GUARANTEE

    To protect your accounts from fraud, some transactions will require a signature guarantee. You can obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

    For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

    We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES

    We offer several services to make your account easier to manage. These are listed on the account application. You will find more information about each of these services in our Investor Services Guide.

    Our special shareholder services include:

AUTOMATED INFORMATION LINE


    We offer an Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line, you may listen to fund prices, yields and total return figures. You also may use the Automated Information Line to make investments into your accounts (if we have your bank information on file) and obtain your share balance, account value and most recent transactions. You also may exchange shares from one fund to another via the Automated Information Line. Redemption instructions cannot be given via the Automated Information Line.


ONLINE ACCOUNT ACCESS

    You may contact us 24 hours a day, seven days a week, at www.americancentury.com to access daily share prices, receive updates on major market indices and view historical performance of the funds. You can use your personal access code and Social Security


PROSPECTUS             HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS       21


number to view your account balance and account activity, make subsequent investments from your bank account or exchange shares from one fund to another.

OPEN ORDER SERVICE

    Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

    If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

    Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.

TAX-QUALIFIED RETIREMENT PLANS

    Each fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

    *    Individual Retirement Accounts (IRAs);

    * 403(b) plans for employees of public school systems and non-profit organizations; or

    * Profit sharing plans and pension plans for corporations and other employers.

    If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.

    You also can transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.

IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

    Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

  (1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of the fund.

  (2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we also may alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

  (3) Shares being acquired must be qualified for sale in your state of residence.

  (4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

  (5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

  (6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the


22 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


         genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and manager will not be responsible for any loss due to instructions they reasonably believe are genuine.

  (7)    All   signatures   should  be  exactly  as  the  name  appears  in  the
         registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

  (8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investor Centers. You also may use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

  (9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

 (10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS

    At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

    With the exception of most automatic transactions, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction. See the Investor Services Guide for more detail.

    Carefully review all the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify us immediately in writing if there is an error. If you fail to provide notification of an error with reasonable promptness (i.e., within 30 days of non-automatic transactions or within 30 days of the date of your consolidated quarterly statement, in the case of automatic transactions), we will deem you to have ratified the transaction.

    No later than January 31 of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

    Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your fund.

EMPLOYER-SPONSORED RETIREMENT PLANS AND
INSTITUTIONAL ACCOUNTS

    Information   contained  in  our  Investor   Services   Guide   pertains  to
shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan, your ability to purchase shares of the funds, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan.

    If you own or are considering purchasing fund shares through a bank, broker-dealer, insurance company or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

    You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds that you are unable to obtain through your plan administrator or financial intermediary.


PROSPECTUS             HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS       23


                    ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

    The price of your shares also is referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except funds issued by American Century Target Maturities Trust, net asset value is determined as of the close of regular trading on the New York Stock Exchange on each day the Exchange is open, usually 3 p.m. Central time. Net asset values for Target Maturities funds are determined one hour prior to the close of the Exchange.

    Investments and requests to redeem or exchange shares will receive the share price next determined after our receipt of the investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents or designees before the time as of which the net asset value of the fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of, the close of the Exchange on the next day the Exchange is open.

    Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the time as of which the net asset value of the fund is determined.

    Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

    Investment and transaction instructions received by us on any business day by mail prior to the time as of which the net asset value of the fund is determined will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

    If you invest in fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds' transfer agent prior to the applicable cut-off time for receiving orders, and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangements with the funds or the funds' distributor, in order for you to receive that day's price.


    We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the funds have authorized such intermediaries and their designees to accept purchase and redemption orders on the funds' behalf up to the applicable cut-off time. The funds will be deemed to have received such orders upon acceptance by duly authorized intermediaries, and such orders will be priced at the funds' net asset values next determined after acceptance on the funds' behalf by such intermediaries.


HOW SHARE PRICE IS DETERMINED

    The valuation of assets for determining net asset value may be summarized as follows:

    The portfolio securities of each fund, except as otherwise noted, listed or traded on a domestic securities exchange, are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.


24     ADDITIONAL INFORMATION YOU SHOULD KNOW     AMERICAN CENTURY INVESTMENTS


    Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

    The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then exchanged to dollars at the prevailing foreign exchange rate.

    Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

    Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which a fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of a fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

    The net asset values of the Investor Class of International Growth and International Discovery are published in leading newspapers daily. The net asset values of the Investor Class of Emerging Markets and Global Growth will be published in newspapers when the fund meets the minimum size requirements for listing. The net asset value may be obtained by calling us or by accessing our Web site (www.americancentury.com).

DISTRIBUTIONS

    In general, distributions from net investment income and net realized securities gains, if any, are declared and paid annually, usually in December, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act.

    THE OBJECTIVE OF EACH FUND IS CAPITAL APPRECIATION AND NOT THE PRODUCTION OF DISTRIBUTIONS. YOU SHOULD MEASURE THE SUCCESS OF YOUR INVESTMENT BY THE VALUE OF YOUR INVESTMENT AT ANY GIVEN TIME AND NOT BY THE DISTRIBUTIONS YOU RECEIVE.

    Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in certain IRAs and 403(b) plans paid in cash only if you are at least 59 (1)/(2) years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

    A distribution on shares of a fund does not increase the value of your shares or your total return. At any given time, the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.

    Because such gains and dividends are included in the price of your shares, when they are distributed the price of your shares is reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution. See "Taxes," next page.


PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW       25


TAXES

    Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income tax.

TAX-DEFERRED ACCOUNTS

    If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the fund generally will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

    Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary description or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS

    If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. The dividends from net income may qualify for the 70% dividends-received deduction for corporations to the extent that the fund held shares receiving the dividend for more than 45 days. Distributions from gains on assets held longer than 12 months are taxable as long-term gains regardless of the length of time you have held the shares. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.

    Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments by non-resident investors. The foreign taxes paid by a fund will reduce its dividends.

    If more than 50% of the value of a fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for the shareholder to utilize the foreign tax credit, the mutual fund shares must have been held for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable.

    If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute these gains to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

    Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains.

    In January of the year following the distribution, if you own shares in a taxable account, you will receive


26    ADDITIONAL INFORMATION YOU SHOULD KNOW       AMERICAN CENTURY INVESTMENTS


a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

    Distributions also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

    If you have not complied with certain provisions of the Internal Revenue Code and Regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed. This charge is not refundable.

    Redemption of shares of a fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes, and shareholders generally will recognize a gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and generally will be considered long-term if shareholders have held such shares for a period of more than 12 months. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

    In addition to the federal income tax consequences described above relating to an investment in a fund, there may be other federal, state or local tax considerations that depend upon the circumstances of each particular investor. Prospective shareholders are therefore urged to consult their tax advisors with respect to the effect of this investment on their own specific situations.

MANAGEMENT

INVESTMENT MANAGEMENT

    Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the funds. Acting pursuant to an investment management agreement entered into with the funds, American Century Investment Management, Inc. serves as the manager of the funds. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

    The manager supervises and manages the investment portfolio of each fund and directs the purchase and sale of its investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of a fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in a fund's portfolio as it deems appropriate in pursuit of the fund's investment objective. Individual portfolio manager members of the team also may adjust portfolio holdings of a fund as necessary between team meetings.

    The portfolio manager members of the teams managing the funds described in this Prospectus and their work experience for the last five years are as follows:


    HENRIK STRABO, Senior Vice President and Portfolio Manager, joined American Century in 1993 as an Investment Analyst and has been a Portfolio Manager member of the team since 1994. He is a member of the teams that manage Global Growth, International Growth and International Discovery.

    MARK S. KOPINSKI, Vice President and Portfolio Manager, rejoined American Century in April 1997. From June 1995 to March 1997, Mr. Kopinski served as Vice President and Portfolio Manager for Federated



PROSPECTUS                ADDITIONAL INFORMATION YOU SHOULD KNOW          27



Investors, Inc. Prior to June 1995, Mr. Kopinski was a Vice President and Portfolio Manager for American Century. He is a member of the teams that manage International Growth, International Discovery and Emerging Markets. He was a member of the International Growth and International Discovery teams at their inception in 1991.

    MICHAEL J. DONNELLY, Vice President and Portfolio Manager, joined American Century in August 1997. From July 1993 to July 1997, Mr. Donnelly served as Vice President and Portfolio Manager for Federated Investors, Inc. He is a member of the team that manages Emerging Markets.


    The activities of the manager are subject only to directions of the funds' Board of Directors. The manager pays all the expenses of the funds except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees), and extraordinary expenses.

    For the services provided to the Investor Class of the funds, the manager receives an annual fee calculated as a percentage of the average net assets of each of the funds as follows:

Fund                                              Percent of Average Net Assets
--------------------------------------------------------------------------------
Global Growth                                         1.30% of first $1 billion
                                                    1.15% of the next $1 billion
                                                           1.05% over $2 billion

International Growth                                  1.50% of first $1 billion
                                                    1.20% of the next $1 billion
                                                           1.10% over $2 billion

International Discovery                             1.75% of first $500 million
                                                  1.40% of the next $500 million
                                                           1.20% over $1 billion

Emerging Markets                                    2.00% of first $500 million
                                                  1.50% of the next $500 million
                                                           1.25% over $1 billion
--------------------------------------------------------------------------------

    On the first business day of each month, each fund pays a management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for each fund by the aggregate average daily closing value of each fund's net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).


    The management fees paid by the funds to the manager are higher than the fees paid by the various other funds in the American Century family of funds because of the higher costs and additional expenses associated with managing and operating a fund owning a portfolio consisting primarily of foreign securities. The fee also may be higher than the fee paid by many other international or foreign investment companies.

    Many other investment companies may refer to or publicize an "investment management fee" or "management fee" paid by the company to its manager. However, most such companies also use fund assets to pay for certain expenses of the fund in addition to the stated management fee. In contrast, the management fee paid to the manager includes payment for almost all fund expenses, with the exceptions noted. Therefore, potential investors who attempt to compare the expenses of these funds to the expenses of other funds should be careful to compare only the ratio of total expenses to average net assets contained in the financial information on pages 5-7 of this Prospectus to the same ratio of the other funds.


    The management agreement also provides that the funds' Board of Directors, upon 60 days' prior written notice to all affected shareholders, may impose a servicing or administrative fee as a charge against shareholder accounts.

CODE OF ETHICS


    The funds and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolio obtain clearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.



28     ADDITIONAL INFORMATION YOU SHOULD KNOW   AMERICAN CENTURY INVESTMENTS


TRANSFER AND ADMINISTRATIVE SERVICES

    American Century Services Corporation, American Century Tower, 4500 Main Street, Kansas City, Missouri 64111 acts as transfer agent and dividend-paying agent for the funds. It provides facilities, equipment and personnel to the funds, and is paid for such services by the manager.

    Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by an insurance company or other entity providing similar services for various retirement plans using shares of the funds as a funding medium, by broker-dealers and financial advisors for their customers investing in shares of American Century, or by sponsors of multi mutual fund no- or low-transaction fee programs. The manager or an affiliate may enter into contracts to pay them for such recordkeeping and administrative services out of its unified management fee.

    Although there is no sales charge levied by the funds, transactions in shares of the funds may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker-dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the funds or the manager. You should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.

    From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.

    The manager and transfer agent are both wholly owned by American Century Companies, Inc., which is controlled by James E. Stowers, Jr.

    Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the co-administrator for the funds. FDI is responsible for (i) providing certain officers of the funds, and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of FDI are paid by the manager out of its unified fee.

YEAR 2000 ISSUES

    Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers. Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, a fund's business, particularly its ability to provide shareholder services, may be hampered.

    In addition, the issuers of securities the funds own could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the funds' performance. The manager has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the manager may consider when making investment decisions, and other factors may receive greater weight.

DISTRIBUTION OF FUND SHARES

    The funds' shares are distributed by FDI, a registered broker-dealer. FDI is a wholly owned, indirect subsidiary of Boston Institutional Group, Inc. FDI's


PROSPECTUS                     ADDITIONAL INFORMATION YOU SHOULD KNOW        29


principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Investor Class of shares does not pay any commissions or sales loads to the distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of fund shares.

    Investors may open accounts with American Century only through the distributor. All purchase transactions in the funds are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the distributor. All fees and expenses of FDI in acting as distributor for the funds are paid by the manager.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

    American Century World Mutual Funds, Inc., the issuer of the funds, was organized as a Maryland corporation on December 28, 1990.

    The corporation is a diversified, open-end management investment company whose shares were first offered in May 1991. Its business and affairs are managed by its officers under the direction of its Board of Directors.

    The principal office of the funds is American Century Tower, 4500 Main Street, P.O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries may be made by mail to that address, or by telephone at 1-800-345-2021 (international calls: 816-531-5575).

    American Century World Mutual Funds, Inc. issues four series of $0.01 par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.

    American Century offers four classes of International Growth, International Discovery and Emerging Markets: an Investor Class, an Institutional Class, a Service Class and an Advisor Class, and three classes of Global Growth: an Investor Class, an Institutional Class and an Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front charges, commissions or 12b-1 fees.

    The other classes of shares are offered primarily to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses and/or minimum investment requirements than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

    Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

    Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters that must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series or class.

    Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so and, in such event, the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

    Unless required by the Investment Company Act, it will not be necessary for the funds to hold annual meetings of shareholders. As a result, shareholders


30    ADDITIONAL INFORMATION YOU SHOULD KNOW      AMERICAN CENTURY INVESTMENTS


may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the funds' by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request that the funds hold a special meeting of shareholders. We will assist in the communication with other shareholders.

    WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.


PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW       31


                                     NOTES


32      NOTES                                  AMERICAN CENTURY INVESTMENTS


                                     NOTES


                                                              NOTES       33


P.O. BOX 419200
KANSAS CITY, MISSOURI
64141-6200

INVESTOR SERVICES:
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE:
1-800-345-8765

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 OR 816-444-3485

FAX: 816-340-7962

www.americancentury.com

                        [american century logo(reg.sm)]
                                American Century

9810
SH-BKT-13717

[recycled logo]
Recycled

                                   PROSPECTUS

                       [american century logo(reg.sm)]
                               American Century

                               NOVEMBER 1, 1998

                                   TWENTIETH
                                CENTURY(reg.sm)
                                     GROUP

                                 Global Growth
                             International Growth
                            International Discovery
                               Emerging Markets

INSTITUTIONAL CLASS


                         AMERICAN CENTURY INVESTMENTS

                                FAMILY OF FUNDS

    American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.

                         AMERICAN CENTURY INVESTMENTS
-------------------------------------------------------------------------------
         Benham                American Century          Twentieth Century
         Group(reg.tm)               Group                      Group
-------------------------------------------------------------------------------
   MONEY MARKET FUNDS         ASSET ALLOCATION &           GROWTH FUNDS
 GOVERNMENT BOND FUNDS          BALANCED FUNDS          INTERNATIONAL FUNDS
 DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS
  MUNICIPAL BOND FUNDS         SPECIALTY FUNDS
-------------------------------------------------------------------------------
                                                           Global Growth
                                                       International Growth
                                                      International Discovery
                                                         Emerging Markets


                                  PROSPECTUS

                               NOVEMBER 1, 1998

                     Global Growth * International Growth
                           International Discovery
                               Emerging Markets

                              INSTITUTIONAL CLASS

                   AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

    American Century World Mutual Funds, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Four of the funds from our Twentieth Century Group of funds are described in this Prospectus. Their investment objectives are listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.


    The funds described in this Prospectus may invest in equity securities of foreign issuers. Investment in securities of foreign issuers typically involves a greater degree of risk than investment in domestic securities. Please read "Risk Factors," page 12.


    Each fund's shares offered in this Prospectus (the Institutional Class shares) are sold at their net asset value with no sales charges or commissions.

    The Institutional Class shares are made available for purchase by large institutional shareholders, such as bank trust departments, corporations, endowments, foundations and financial advisors that meet the funds' minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies or participant-directed, employer-sponsored retirement plans.

    This Prospectus gives you information about the funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated November 1, 1998, and filed with the Securities and Exchange Commission (SEC). It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:

                        AMERICAN CENTURY INVESTMENTS
                     4500 Main Street * P.O. Box 419385
               Kansas City, Missouri 64141-6385 * 1-800-345-3533
                       International calls: 816-531-5575
                    Telecommunications Device for the Deaf:
                   1-800-345-1833 * In Missouri: 816-444-3038
                            www.americancentury.com

    Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                                   1


                      INVESTMENT OBJECTIVES OF THE FUNDS

AMERICAN CENTURY -- TWENTIETH CENTURY
GLOBAL GROWTH FUND

    The investment objective of Global Growth is capital growth. The fund will seek to achieve its investment objective by investing primarily in equity securities of both U.S. and foreign issuers that are considered by the investment manager to have prospects for appreciation. The fund will invest primarily in securities of issuers in developed markets.

AMERICAN CENTURY -- TWENTIETH CENTURY
INTERNATIONAL GROWTH FUND

    The investment objective of International Growth is capital growth. The fund will seek to achieve its investment objective by investing primarily in foreign equity securities that are considered by the investment manager to have prospects for appreciation. The fund will invest primarily in securities of issuers in developed markets.

AMERICAN CENTURY -- TWENTIETH CENTURY
INTERNATIONAL DISCOVERY FUND

    The investment objective of International Discovery is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities of issuers having comparatively smaller market capitalizations (less than U.S. $1 billion in market capitalization or less than U.S. $500 million in public float). All such investments will be considered by the investment manager to have prospects for appreciation. Due to the risks associated with such investments, an investment in this fund may be considered speculative.

    SHARES OF INTERNATIONAL DISCOVERY EXCHANGED OR REDEEMED WITHIN 180 DAYS OF THEIR PURCHASE ARE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES EXCHANGED OR REDEEMED. This redemption fee is retained by the fund and is intended to discourage shareholders from exchanging or redeeming their shares shortly after their purchase, as well as minimize the impact such exchanges and redemptions have on fund performance and, hence, on the other shareholders of the fund.

AMERICAN CENTURY -- TWENTIETH CENTURY
EMERGING MARKETS FUND

    The investment objective of Emerging Markets is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities of issuers in emerging market countries that are considered by the investment manager to have prospects for appreciation. Due to the risks associated with such investments, an investment in this fund may be considered speculative.

                There is no assurance that the funds will achieve
                     their respective investment objectives.

NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2      INVESTMENT OBJECTIVES                  AMERICAN CENTURY INVESTMENTS



                               TABLE OF CONTENTS


Investment Objectives of the Funds ..........................................  2
Transaction and Operating Expense Table .....................................  4
Financial Highlights ........................................................  5
Performance Information of Other Class ......................................  6

INFORMATION REGARDING THE FUNDS

Investment Policies of the Funds ............................................ 10
    Global Growth ........................................................... 10
    International Growth .................................................... 10
    International Discovery ................................................. 10
    Emerging Markets ........................................................ 10
    Policies Applicable to All Funds ........................................ 11
Risk Factors ................................................................ 12
    Investing in Foreign Securities Generally ............................... 12
    Investing in Smaller Companies .......................................... 14
    Investing in Emerging Market Countries .................................. 14
    Investing in Lower-Quality Debt Instruments ............................. 14
Other Investment Practices, Their  Characteristics
  and Risks ................................................................. 15
    Forward Currency Exchange Contracts ..................................... 15
    Indirect Foreign Investment ............................................. 16
    Sovereign Debt Obligations .............................................. 16
    Portfolio Turnover ...................................................... 16
    Repurchase Agreements ................................................... 16
    Futures and Options ..................................................... 16
    When-Issued Securities .................................................. 17
    Short Sales ............................................................. 17
    Rule 144A Securities .................................................... 17
    Investments in Companies with
         Limited Operating Histories ........................................ 18
Performance Advertising ..................................................... 18

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

American Century Investments ................................................ 19
Investing in American Century ............................................... 19
How to Open an Account ...................................................... 19
         By Mail ............................................................ 19
         By Wire ............................................................ 19
         By Exchange ........................................................ 19
         In Person .......................................................... 20
    Subsequent Investments .................................................. 20
         By Mail ............................................................ 20
         By Telephone ....................................................... 20
         By Wire ............................................................ 20
         In Person .......................................................... 20
    Automatic Investment Plan ............................................... 20
Minimum Investment .......................................................... 20
How to Exchange from One Account to Another ................................. 20
         By Mail ............................................................ 21
         By Telephone ....................................................... 21
    How to Redeem Shares .................................................... 21
         By Mail ............................................................ 21
         By Telephone ....................................................... 21
         By Check-A-Month ................................................... 21
         Other Automatic Redemptions ........................................ 21
    Redemption Proceeds ..................................................... 22
         By Check ........................................................... 22
         By Wire and ACH .................................................... 22
    Special Requirements for Large Redemptions .............................. 22
Signature Guarantee ......................................................... 22
Special Shareholder Services ................................................ 22
    Open Order Service ...................................................... 23
    Tax-Qualified Retirement Plans .......................................... 23
Important Policies Regarding Your Investments ............................... 23
Reports to Shareholders ..................................................... 24
Customers of Banks, Broker-Dealers and
  Other Financial Intermediaries ............................................ 24

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price ................................................................. 25
    When Share Price Is Determined .......................................... 25
    How Share Price Is Determined ........................................... 25
    Where to Find Information About Share Price ............................. 26
Distributions ............................................................... 26
Taxes ....................................................................... 27
    Tax-Deferred Accounts ................................................... 27
    Taxable Accounts ........................................................ 27
Management .................................................................. 28
    Investment Management ................................................... 28
    Code of Ethics .......................................................... 29
    Transfer and Administrative Services .................................... 29
    Year 2000 Issues ........................................................ 30
Distribution of Fund Shares ................................................. 30
Further Information About American Century .................................. 31


PROSPECTUS                                        TABLE OF CONTENTS       3



                    TRANSACTION AND OPERATING EXPENSE TABLE

                                                                    Global      International     International    Emerging
                                                                    Growth         Growth           Discovery      Markets

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases ...........................  none           none              none           none
Maximum Sales Load Imposed on Reinvested Dividends ................  none           none              none           none
Deferred Sales Load ...............................................  none           none              none           none
Redemption Fee ....................................................  none           none              none(1)        none
Exchange Fee ......................................................  none           none              none           none

ANNUAL FUND OPERATING EXPENSES (as a percentage of net assets):

Management Fees(2) ................................................  1.10%(3)      1.17%(3)           1.48%(3)       1.80%(3)
12b-1 Fees ........................................................  none           none              none           none
Other Expenses(4) .................................................  0.00%         0.00%              0.00%          0.00%
Total Fund Operating Expenses(2) ..................................  1.10%(3)      1.17%(3)           1.48%(3)       1.80%(3)

EXAMPLE:

You would pay the following expenses on a                  1 year    $  11         $  12              $  15         $  18
$1,000 investment, assuming a 5% annual return and        3 years       35            37                 47            56
redemption at the end of each time period(2):             5 years       60            64                 80            97
                                                         10 years      133           141                176           210

(1) Shares of International Discovery exchanged or redeemed within 180 days of their purchase are subject to a redemption fee of 2.0% of the value of the shares exchanged or redeemed. This redemption fee is retained by the fund. See "How to Exchange from One Account to Another," page 20 and "How to Redeem Shares," page 21.

(2) Assumes, in accordance with Securities and Exchange Commission guidelines, that the assets of International Growth, International Discovery and
    Emerging Markets remain constant at $1,756,574,349, $626,326,600 and $11,829,515, respectively, the assets of the funds as of November 30, 1997. A portion of the management fee may be paid by the funds' manager to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager. See "Management-Transfer and Administrative Services," page 29.

(3) Global Growth pays an annual management fee of 1.10% of the first $1 billion of average net assets, 0.95% of the next $1 billion of average net assets, and 0.85% of average net assets over $2 billion; International Growth pays an annual management fee of 1.25% of the first $1 billion of average net assets, 0.95% of the next $1 billion of average net assets, and 0.85% of average net assets over $2 billion; International Discovery pays an annual management fee of 1.50% of the first $500 million of average net assets, 1.15% of the next $500 million of average net assets, and 0.95% of average net assets over $1 billion; and Emerging Markets pays an annual management fee of 1.75% of the first $500 million of average net assets, 1.25% of the next $500 million of average net assets, and 1.00% of average net assets over $1 billion.

(4) Other expenses, which include the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, were less than 0.01 of 1% of average net assets for the most recent fiscal year.

    The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the funds offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by SEC regulations.

    NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The shares offered by this Prospectus are Institutional Class shares. The funds offer other classes of shares. One class is available to retail investors and the other classes are available to institutional investors. The other classes have different fee structures than the Institutional Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. A difference in fees will result in different performance for the other classes. For additional information about the various classes, see "Further Information About American Century," page 31.


4    TRANSACTION AND OPERATING EXPENSE TABLE    AMERICAN CENTURY INVESTMENTS


                             FINANCIAL HIGHLIGHTS
                             INTERNATIONAL GROWTH

  The sale of the Institutional Class of the fund commenced on November 20, 1997. Performance information of the original class of shares, which commenced operations on May 9, 1991, is presented on page 6.

  The unaudited Financial Highlights for the six-month period ended May 31, 1998, appear in the fund's semi-annual report, which is incorporated by reference into the Statement of Additional Information. The Financial Highlights for the fiscal year ended November 30, 1997, have been audited by Deloitte &
Touche LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the period ended November 30, except as noted.

                                                            1998(1)       1997(2)

PER-SHARE DATA

Net Asset Value, Beginning of Period ................ $       9.22      $       9.26
                                                      ------------      ------------
Income From Investment Operations

  Net Investment Income .............................         0.04(3)           --

  Net Realized and Unrealized Gain
  on Investment Transactions ........................         2.25             (0.04)
                                                      ------------      ------------
  Total From Investment Operations ..................         2.29             (0.04)
                                                      ------------      ------------
Distributions

  From Net Investment Income ........................        (0.03)             --

  From Net Realized Gains
  on Investment Transactions ........................        (1.28)             --
                                                      ------------      ------------
  Total Distributions ...............................        (1.31)             --
                                                      ------------      ------------
Net Asset Value, End of Period ...................... $      10.20      $       9.22
                                                      ============      ============
  TOTAL RETURN(4) ...................................        28.75%            (0.43)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets ...         1.15%             1.18%(5)

Ratio of Net Investment Loss to Average Net Assets ..         0.92%(5)    (0.53)%(5)

Portfolio Turnover Rate .............................           94%              163%

Average Commission Paid per Share
  of Investment Security Traded ..................... $     0.0137      $     0.0069

Net Assets, End of Period (in thousands) ............ $     24,302      $     18,846

(1) Six months ended May 31, 1998 (unaudited).

(2) November 20, 1997 (commencement of sale) through November 30, 1997.

(3) Computed using average shares outstanding throughout the period.

(4) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for periods less than one year are not annualized.

(5) Annualized.


PROSPECTUS                                     FINANCIAL HIGHLIGHTS       5


                    PERFORMANCE INFORMATION OF OTHER CLASS
                             INTERNATIONAL GROWTH

  The Institutional Class of the fund was established September 3, 1996. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.20% higher than the Institutional Class. Had the Institutional Class been in existence for the fund for the time periods presented, the fund's performance information would be higher as a result of the lower expenses.

  The unaudited Financial Highlights for the six-month period ended May 31, 1998, appear in the fund's semiannual report, which is incorporated by reference into the Statement of Additional Information. The Financial Highlights for the fiscal year ended November 30, 1997, have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information.
The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The Financial Highlights for the periods ended on or before November 30, 1996, have been audited by other independent auditors. The information presented is for a share outstanding throughout the years ended November 30, except as noted.

                                           1998(1)      1997       1996       1995       1994        1993       1992       1991(2)

PER-SHARE DATA

Net Asset Value, Beginning of Period .....  $9.22       $8.73     $7.51      $7.47      $7.34       $5.79      $5.33       $5.10
                                          --------    --------  --------   --------   --------    --------   --------    --------
Income From Investment Operations

  Net Investment Income (Loss) ........... 0.03(3)       --      (0.01)(3)    0.01      (0.04)      (0.04)      0.06        0.01

  Net Realized and Unrealized Gain
  on Investment Transactions .............  2.25        1.41       1.24       0.40       0.57        1.78       0.41        0.22
                                          --------    --------  --------   --------   --------    --------   --------    --------
  Total From Investment Operations .......  2.28        1.41       1.23       0.41       0.53        1.74       0.47        0.23
                                          --------    --------  --------   --------   --------    --------   --------    --------
Distributions

  From Net Investment Income ............. (0.03)        --       (0.01)       --         --        (0.04)     (0.01)        --

  In Excess of Net Investment Income .....   --          --         --         --         --        (0.15)      --(4)        --

  From Net Realized Gains on
  Investment Transactions ................ (1.28)      (0.92)       --       (0.37)     (0.40)        --         --          --
                                          --------    --------  --------   --------   --------    --------   --------    --------
  Total Distributions .................... (1.31)      (0.92)     (0.01)     (0.37)     (0.40)      (0.19)     (0.01)        --
                                          --------    --------  --------   --------   --------    --------   --------    --------
Net Asset Value, End of Period ........... $10.19       $9.22     $8.73      $7.51      $7.47       $7.34      $5.79       $5.33
                                          ========    ========  ========   ========   ========    ========   ========    ========
  TOTAL RETURN(5) ........................ 28.60%      18.12%    16.35%      5.93%      7.28%      31.04%      8.77%       4.51%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets ....................1.35%(6)    1.38%(7)   1.65%(7)     1.77%      1.84%       1.90%      1.91%     1.93%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets ....................0.72%(6)      0.04%     (0.07)%     0.25%     (0.53)%     (0.34)%     0.95%     0.26%(6)

Portfolio Turnover Rate ..................   94%        163%       158%       169%       242%        255%       180%         84%

Average Commission Paid per
Investment Security Traded ............... $0.0137     $0.0069    $0.0195    $0.0020     --(8)       --(8)      --(8)       --(8)

Net Assets, End of Period
(in thousands) ........................ $2,387,497  $1,728,617  $1,342,608  $1,210,442  $1,316,642   $759,238  $215,346   $43,076

(1) Six months ended May 31, 1998 (unaudited).

(2) May 9, 1991 (inception) through November 30, 1991.

(3) Computed using average shares outstanding throughout the period.

(4) Amount was less than $0.01 per share.

(5) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for periods less than one year are not annualized.

(6) Annualized.

(7) The manager voluntarily waived a portion of its management fee effective August 1, 1996, through July 31, 1997. In absence of the management fee waiver, the ratio of operating expenses to average net assets would have been 1.56% and 1.76% for the years ended November 30, 1997, and November 30, 1996, respectively.

(8) Disclosure of average commission paid per investment security traded was not required prior to the year ended November 30, 1995.


6    PERFORMANCE INFORMATION OF OTHER CLASS    AMERICAN CENTURY INVESTMENTS


                             FINANCIAL HIGHLIGHTS
                            INTERNATIONAL DISCOVERY

  The sale of the Institutional Class of the fund commenced on January 2, 1998. Performance information of the original class of shares, which commenced operations on April 1, 1994, is presented on page 8.

  The unaudited Financial Highlights for the six-month period ended May 31, 1998, appear in the fund's semiannual report, which is incorporated by reference into the Statement of Additional Information. The semiannual report contains additional performance information and will be made available upon request and without charge.

                                                                       1998(1)

PER-SHARE DATA

Net Asset Value, Beginning of Period ............................ $     8.18
                                                                  ----------
Income From Investment Operations

  Net Investment Income(2) ......................................       0.04

  Net Realized and Unrealized Gain on Investment Transactions ...       2.57
                                                                  ----------
  Total From Investment Operations ..............................       2.61
                                                                  ----------
Net Asset Value, End of Period .................................. $    10.79
                                                                  ==========
  TOTAL RETURN(3) ...............................................      31.91%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets ...............       1.46%(4)

Ratio of Net Investment Loss to Average Net Assets ..............       0.86%(4)

Portfolio Turnover Rate .........................................         86%

Average Commission Paid per Share of Equity Security Traded ..... $   0.0039

Net Assets, End of Period (in thousands) ........................ $   62,188

(1) January 2, 1998 (commencement of sale) through May 31, 1998 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.


PROSPECTUS                                     FINANCIAL HIGHLIGHTS       7


                    PERFORMANCE INFORMATION OF OTHER CLASS
                            INTERNATIONAL DISCOVERY

  The Institutional Class of the fund was established September 3, 1996. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.20% higher than the Institutional Class. Had the Institutional Class been in existence for the fund for the time periods presented, the fund's performance information would be higher as a result of the lower expenses.

  The unaudited Financial Highlights for the six-month period ended May 31, 1998, appear in the fund's semi-annual report, which is incorporated by reference into the Statement of Additional Information. The Financial Highlights for the fiscal year ended November 30, 1997, have been audited by Deloitte &
Touche LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The Financial Highlights for the periods ended on or before November 30, 1996, have been audited by other independent auditors. The information presented is for a share outstanding throughout the years ended November 30, except as noted.

                                                 1998(1)             1997              1996               1995            1994(2)

PER-SHARE DATA

Net Asset Value, Beginning of Period ......$        8.54      $        7.60      $        5.70      $        5.39  $        5.00
                                           -------------      -------------      -------------      -------------  -------------
Income From Investment Operations

  Net Investment Income (Loss) ............        (0.01)(3)          (0.03)             (0.02)(3)           0.03          (0.02)

  Net Realized and Unrealized Gain
     on Investment Transactions ...........         2.74               1.31               1.95               0.28           0.41
                                           -------------      -------------      -------------      -------------  -------------
  Total From Investment Operations ........         2.73               1.28               1.93               0.31           0.39
                                           -------------      -------------      -------------      -------------  -------------
Distributions

  From Net Investment Income ..............        (0.02)             (0.02)             (0.01)              --             --

  In Excess of Net Investment Income ......         --                 --                (0.02)              --             --

  From Net Realized Gains on
     Investment Transactions ..............        (0.47)             (0.32)              --                 --             --
                                           -------------      -------------      -------------      -------------  -------------
  Total Distributions .....................        (0.49)             (0.34)             (0.03)              --             --
                                           -------------      -------------      -------------      -------------  -------------
Net Asset Value, End of Period ............$       10.78      $        8.54      $        7.60      $        5.70  $        5.39
                                           =============      =============      =============      =============  =============
TOTAL RETURN(4) ...........................        33.92%             17.76%             34.06%              5.75%          7.80%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to
     Average Net Assets ...................         1.66%(5)           1.70%(6)           1.88%(6)           2.00%          2.00%(5)

Ratio of Net Investment Income (Loss) to
     Average Net Assets ...................   (0.18)%(5)              (0.37)%            (0.31)%             0.27%    (0.48)%(5)

Portfolio Turnover Rate ...................           86%               146%               130%               168%            56%

Average Commission Paid per Share of
     Equity Security Traded ...............$      0.0039      $      0.0054      $      0.0054      $      0.0040          --(7)

Net Assets, End of Period (in thousands) ..$     848,554      $     626,327      $     377,128      $     114,579  $     111,202

(1) Six months ended May 31, 1998 (unaudited).

(2) April 1, 1994 (inception) through November 30, 1994.

(3) Computed using average shares outstanding throughout the period.

(4) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for periods less than one year are not annualized.

(5) Annualized.

(6) American Century Investment Management, Inc. voluntarily waived a portion of its management fee effective August 1, 1996, through July 30, 1997. In absence of the management fee waiver, the ratio of operating expenses to average net assets would have been 1.87% and 1.99% for the years ended November 30, 1997, and November 30, 1996, respectively.

(7) Disclosure of average commission paid per share of equity security traded was not required prior to the year ended November 30, 1995.


8     PERFORMANCE INFORMATION OF OTHER CLASS     AMERICAN CENTURY INVESTMENTS


                    PERFORMANCE INFORMATION OF OTHER CLASS
                               EMERGING MARKETS

  The Institutional Class of the fund was established September 30, 1997. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.20% higher than the Institutional Class. Had the Institutional Class been in existence for the fund for the time periods presented, the fund's performance information would be higher as a result of the lower expenses.

  The unaudited Financial Highlights for the six-month period ended May 31, 1998, appear in the fund's semi-annual report, which is incorporated by reference into the Statement of Additional Information. The Financial Highlights for the fiscal year ended November 30, 1997, have been audited by Deloitte &
Touche LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the period ended November 30, except as noted.

                                                          1998(1)         1997(2)

PER-SHARE DATA

Net Asset Value, Beginning of Period ............... $       4.15     $       5.00
                                                     ------------     ------------
Income From Investment Operations

  Net Investment Income (Loss)(3) ..................         0.01            (0.01)

  Net Realized and Unrealized Income (Loss)
  on Investment Transactions .......................         0.09            (0.84)
                                                     ------------     ------------
  Total From Investment Operations .................         0.10            (0.85)
                                                     ------------     ------------
Net Asset Value, End of Period ..................... $       4.25     $       4.15
                                                     ============     ============
TOTAL RETURN(4) ....................................         2.41%          (17.00)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets ..         2.00%(5)         2.00%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets ..............................         0.30%(5)   (0.74)%(5)

Portfolio Turnover Rate ............................          143%              36%

Average Commission Paid per Share
of Equity Security Traded .......................... $     0.0006     $     0.0012

Net Assets, End of Period (in thousands) ........... $     21,570     $     11,830

(1) Six months ended May 31, 1998 (unaudited).

(2) September 30, 1997 (inception) through November 30, 1997.

(3) Computed using average shares outstanding throughout the period.

(4) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for periods less than one year are not annualized.

(5) Annualized.


PROSPECTUS                   PERFORMANCE INFORMATION OF OTHER CLASS       9


                        INFORMATION REGARDING THE FUNDS

INVESTMENT POLICIES OF THE FUNDS

    The funds have adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the funds identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

    YOU SHOULD READ AND CAREFULLY CONSIDER THE INFORMATION UNDER "RISK FACTORS," PAGE 12, BEFORE MAKING AN INVESTMENT IN THE FUNDS.

GLOBAL GROWTH

    The investment objective of Global Growth is capital growth. The fund will seek to achieve its investment objective by investing primarily in equity securities of both U.S. and foreign issuers that meet certain fundamental and technical standards of selection and have, in the opinion of the manager, prospects for appreciation. The fund will invest primarily in securities of issuers in developed markets (including the United States). The fund will invest primarily in equity securities (defined to include equity equivalents) of such issuers and will attempt to stay fully invested in such securities, regardless of the movement of stock prices generally.

INTERNATIONAL GROWTH

    The investment objective of International Growth is capital growth. The fund will seek to achieve its investment objective by investing primarily in securities of foreign issuers that meet certain fundamental and technical standards of selection and have, in the opinion of the manager, potential for appreciation. The fund will invest primarily in issuers in developed markets. The fund will invest primarily in equity securities (defined to include equity equivalents) of such issuers and will attempt to stay fully invested in such securities, regardless of the movement of stock prices generally.

INTERNATIONAL DISCOVERY

    The investment objective of International Discovery is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities of issuers that meet certain fundamental and technical standards of selection. The fund will invest its assets primarily in equity securities of smaller foreign issuers (those issuers having, at the time of investment, a market capitalization of less than U.S. $1 billion or a public float of less than U.S. $500 million). The "public float" of an issuer is defined as the aggregate market value of the issuer's outstanding securities held by non-affiliates of the issuer. DUE TO THE SIGNIFICANT RISKS ASSOCIATED WITH THE FUND'S INVESTMENT STRATEGY, AN INVESTMENT IN THE FUND MAY NOT BE APPROPRIATE FOR ALL INVESTORS. See "Risk Factors," page 12.

EMERGING MARKETS

    The investment objective of Emerging Markets is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities that meet certain fundamental and technical standards of selection. The fund will invest its assets primarily in the securities of issuers in emerging market countries. The securities in which the fund may invest include not only the securities of issuers located or principally traded in emerging market countries, but also the securities of issuers that derive a significant portion of their business from emerging market countries. DUE TO THE SIGNIFICANT RISKS ASSOCIATED WITH INVESTING IN EMERGING MARKETS, AN INVESTMENT IN THE FUND MAY NOT BE APPROPRIATE FOR ALL INVESTORS. See "Risk Factors," page 12.


10      INFORMATION REGARDING THE FUNDS        AMERICAN CENTURY INVESTMENTS


POLICIES APPLICABLE TO ALL FUNDS


    Although the primary investment of the funds will be equity securities, the funds also may invest in other types of securities consistent with the accomplishment of the funds' objectives. Under normal conditions, International Growth, International Discovery and Emerging Markets will invest at least 65% of their assets in equity and equity-equivalent securities of issuers from at least three countries outside of the United States. Global Growth, under normal conditions, will invest at least 65% of its assets in equity and equity-equivalent securities from at least three countries, which may include the United States.

    It is the intent of the manager to diversify investments in a fund across a broad range of foreign issuers. The manager defines "foreign issuer" as an issuer of securities that (i) is domiciled outside the United States, (ii) derives at least 50% of its total revenue from production or sales outside the United States, or (iii) whose principal trading market is outside the United States.

    The manager believes that common stocks and other equity and equity-equivalent securities ordinarily offer the greatest potential for capital appreciation. The funds may invest, however, in any security the manager believes has the potential for capital appreciation. When the manager believes that the total return potential of other securities equals or exceeds the potential return of equity securities, each fund may invest up to 35% in such other securities. The other securities the funds may invest in are bonds, notes and debt securities of companies, and obligations of domestic or foreign governments and their agencies. The funds will attempt to stay fully invested regardless of the movement of stock and bond prices generally.

    International Growth and Global Growth will limit their purchases of debt securities to investment-grade obligations. For long-term debt obligations, this includes securities that are rated Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Corporation (S&P), or that are not rated but are considered by the manager to be of equivalent quality. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions or changing circumstances than is the case with higher-quality debt securities. See "An Explanation of Fixed Income Securities Ratings," in the Statement of Additional Information.

    With respect to International Discovery and Emerging Markets, there are no credit quality or maturity restrictions with regard to the bonds, corporate debt securities and government obligations in which the funds may invest, although less than 35% of each fund's assets will be invested in below-investment-grade fixed income securities. See "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information. Debt securities, especially those of issuers in emerging market countries, may be of poor quality and speculative in nature. While these securities will be chosen primarily for their appreciation potential, the funds also may take the potential for income into account when selecting investments.

    The funds may make foreign investments either directly in foreign securities or indirectly by purchasing depositary receipts, depositary shares or similar instruments (DRs) for foreign securities. DRs are securities that are listed on exchanges or quoted in over-the-counter markets in one country but represent shares of issuers domiciled in another country. The funds also may purchase securities of such issuers in foreign markets, either on foreign securities exchanges or in over-the-counter markets.

    The funds also may invest in other equity securities and equity equivalents. Other equity securities and equity equivalents include securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of other equity securities and equity equivalents are preferred stock, convertible preferred stock and convertible debt securities. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. An example of one type of derivative security in which



PROSPECTUS                              INFORMATION REGARDING THE FUNDS     11


the funds might invest is a depositary receipt.

    Notwithstanding the funds' respective investment objectives of capital growth, under exceptional market or economic conditions, each fund may temporarily invest all or a substantial portion of its assets in cash or investment-grade, short-term securities (denominated in U.S. dollars or foreign currencies).

    To the extent a fund assumes a defensive position, it will not be pursuing its investment objective of capital growth.


    In addition to other factors that will affect its value, the value of a fund's investments in fixed income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis rise. When prevailing interest rates rise, bond prices generally fall. These changes in value may, depending upon the particular amount and type of fixed income securities holdings of a fund, impact the net asset value of that fund's shares. See "How Share Price Is Determined," page 25.


    In order to achieve maximum investment flexibility, the funds have not established geographic limits on asset distribution, on either a country-by-country or region-by-region basis. The manager expects to invest both in issuers in developed markets (such as Germany, the United Kingdom and Japan) and in issuers in emerging market countries.


    The funds consider "emerging market countries" to include all countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (commonly referred to as the World Bank) and the International Finance Corporation (IFC), as well as countries that are classified by the United Nations as developing. Currently, the countries not included in this category are the United States, Canada, Japan, the United Kingdom, Germany, Austria, France, Italy, Ireland, Spain, Belgium, the Netherlands, Switzerland, Sweden, Finland, Norway, Denmark, Australia and New Zealand. In addition, as used in this Prospectus, "securities of issuers in emerging market countries" means (i) securities of issuers whose principal securities trading market is in an emerging market country, (ii) securities, regardless of where traded, of issuers that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries, or (iii) securities of issuers whose principal place of business or principal office is in an emerging market country.

    The principal criteria for inclusion of a security in a fund's portfolio is its ability to meet the fundamental and technical standards of selection and, in the opinion of the manager, to achieve better-than-average appreciation. If, in the opinion of the manager, a particular security satisfies these principal criteria, the security may be included in the fund's portfolio, regardless of the location of the issuer or the percentage of the fund's investments in the issuer's country or region (subject to the investment policies of the particular fund).

    At the same time, however, the manager recognizes that both the selection of a fund's individual securities and the allocation of the portfolio's assets across different countries and regions are important factors in managing an international portfolio. For this reason, the manager also will consider a number of other factors in making investment selections, including: the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations.


RISK FACTORS

INVESTING IN FOREIGN SECURITIES GENERALLY


    Investing in securities of foreign issuers generally involves greater risks than investing in the securities of domestic companies. As with any investment in securities, the value of your investment in the funds can decrease as well as increase, depending upon a variety of factors that may affect the values and income generated by the funds' portfolio securities. Potential investors should carefully consider the following factors:


    Currency Risk. The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets


12     INFORMATION REGARDING THE FUNDS         AMERICAN CENTURY INVESTMENTS


may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities and by currency restrictions, exchange control regulation, currency devaluations and political developments.

    Political and Economic Risk. The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, or confiscatory taxation, and limitations on the removal of funds or other assets, could also adversely affect the value of investments. Further, the funds may encounter difficulties or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.


    Regulatory Risk. Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source which would reduce dividend income payable to shareholders. See "Taxes," page 27.


    Market and Trading Risk. Brokerage commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.


    Clearance and Settlement Risk. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned thereon. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

    Ownership Risk. Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is the Russian Federation, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company's share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company's share register is controlling. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered on the issuer's share register at the time of the transaction, or that a fund's ownership position could thereafter be altered or deleted entirely, resulting in a loss to the fund. While the funds intend to invest directly in Russian companies that utilize an independent registrar, there can be no assurance that such investments will not result in a loss to the funds.


    As a result, these funds are intended for aggressive investors seeking significant gains through investments in foreign securities. Those investors must be willing and able to accept the significantly greater risks associated with the investment strategy that the funds will pursue. An investment in the funds should not be considered a complete investment program and is not appropriate for individuals with limited investment resources or who are unable to tolerate fluctuations in the value of their investment.


PROSPECTUS                          INFORMATION REGARDING THE FUNDS       13


INVESTING IN SMALLER COMPANIES


    International Discovery will invest primarily in securities of companies having, at the time of investment, a market capitalization of less than U.S. $1 billion or a public float of less than U.S. $500 million. These smaller companies may present greater opportunities for capital appreciation, but also may involve greater risks than large, mature issuers. Such companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger companies. In addition, available information regarding these smaller companies may be less available and, when available, may be incomplete or inaccurate. The securities of such companies also may be more likely to be delisted from trading on their primary domestic exchange. As a result, the securities of smaller companies may experience significantly more price volatility and less liquidity than securities of larger companies, and this volatility and limited liquidity may be reflected in the net asset value of the fund.


INVESTING IN EMERGING MARKET COUNTRIES

    Each of the funds included in this Prospectus may invest in securities of issuers in emerging market countries. Investing in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that are generally less diverse and mature and political systems that can be expected to be less stable than those of developed countries.


    Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser-developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed-market, centrally planned economies. Such countries also may have restrictions on foreign ownership or prohibitions on the repatriation of assets, and may have less protection of property rights than developed countries.

    The economies of emerging market countries may be based predominantly on only a few industries or dependent on revenues from particular commodities or on international aid or development assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and greater volatility in the price of securities traded on those markets.

    The funds may not always purchase securities on the principal market. Depositary receipts, depositary shares, or other equity equivalents (DRs) may be purchased if considered to be more attractive than the underlying securities. DRs are typically issued by a bank or trust company evidencing ownership of an underlying foreign security. In emerging market countries, the funds may invest in DRs that are structured by a bank or trust company without the sponsorship of the underlying foreign issuer. In addition to the risks of foreign investment applicable to the underlying securities, such unsponsored DRs also may be subject to the risks that the foreign issuer may not be obliged to cooperate with the bank, may not provide financial or other information to the bank, or may dispute or refuse to recognize the ownership of the underlying securities, which may result in a loss of a fund's investment.


INVESTING IN LOWER-QUALITY DEBT INSTRUMENTS


    There are no credit, maturity or investment amount restrictions on the bonds, corporate debt securities and government obligations in which International Discovery and Emerging Markets may invest. Debt securities, especially those in emerging market countries, may be of poor quality, unrated and speculative in nature. Debt securities rated lower than Baa by Moody's or BBB by S&P or their equivalent, sometimes referred to as junk bonds, are considered by many to be predominantly speculative. See "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information. Changes in economic conditions or other circumstances are more



14     INFORMATION REGARDING THE FUNDS            AMERICAN CENTURY INVESTMENTS



likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher-quality debt securities. Regardless of rating levels, all debt securities considered for purchase by a fund are analyzed by the manager to determine, to the extent reasonably possible, that the planned investment is sound given the investment objective of the fund.


OTHER INVESTMENT PRACTICES, THEIR
CHARACTERISTICS AND RISKS

    For additional information, see "Additional Investment Restrictions" in the Statement of Additional Information.

FORWARD CURRENCY EXCHANGE CONTRACTS

    The majority of the foreign securities held by the funds may be denominated in foreign currencies. Other securities, such as depositary receipts, will be denominated in U.S. dollars, but have a value that is dependent on the performance of a foreign security, as valued in the currency of its home country. As a result, the value of a fund's portfolio may be affected by changes in the exchange rates between foreign currencies and the U.S. dollar, as well as by changes in the market values of the securities themselves. The performance of foreign currencies relative to the U.S. dollar may be a factor in the overall performance of a fund.

    To protect against adverse movements in exchange rates between currencies, the funds may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates the fund to purchase or sell a specific currency at a future date at a specific price.

    A fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.

    By entering into a forward currency exchange contract, with respect to the specific purchase or sale of a security denominated in a foreign currency, a fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." Each fund may enter into transaction hedging contracts with respect to all or a substantial portion of its foreign securities trades.

    When the manager believes that a particular currency may decline in value compared to the U.S. dollar, a fund may enter into forward currency exchange contracts to sell the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." A fund may not enter into a portfolio hedging transaction where it would be obligated to deliver an amount of foreign currency in excess of the aggregate value of its portfolio securities or other assets denominated in, or whose value is tied to, that currency.

    Each fund will make use of portfolio hedging to the extent deemed appropriate by the manager. However, it is anticipated that a fund will enter into portfolio hedges much less frequently than transaction hedges.

    If a fund enters into a forward currency exchange contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of a fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.

    Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to protect a fund against adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationship between the foreign currency and the U.S. dollar.

INDIRECT FOREIGN INVESTMENT

    Subject to certain restrictions contained in the Investment Company Act, each fund may invest up to 10% of its assets in certain foreign countries indirectly through investment funds and registered investment companies authorized to invest in those countries. If


PROSPECTUS                          INFORMATION REGARDING THE FUNDS       15


the  funds  invest  in   investment   companies,   the  funds  will  bear  their
proportionate shares of the costs incurred by such companies, including investment advisory fees, if any.

SOVEREIGN DEBT OBLIGATIONS

    The funds may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of emerging market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of emerging market countries may involve a high degree of risk and may present a risk of default or renegotiation or rescheduling of debt payments.

PORTFOLIO TURNOVER


    The total portfolio turnover rate of International Growth, International Discovery and Emerging Markets are shown in the financial information of this Prospectus. While the manager does not consider portfolio turnover rates in making investment decisions for the funds, it is estimated that the total portfolio turnover rate of Global Growth will be approximately 150% for its first fiscal year.


    Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to a fund's investment objective. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and, accordingly, the annual portfolio turnover rate cannot be anticipated.

    The portfolio turnover of a fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions that the funds pay directly. Higher portfolio turnover also may increase the likelihood of realized capital gains, if any, distributed by the fund. See "Taxes," page 27.

REPURCHASE AGREEMENTS

    Each fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

    A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.


    Because the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.


    The funds will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions only with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the funds' Board of Directors.

FUTURES AND OPTIONS

    The funds may invest in financial futures contracts and options thereon. A financial futures contract is an agreement to take or make delivery of a financial asset or an amount of cash, as specified in the applicable contract, at some time in the future. The value of the asset or cash to be delivered at the end of the contract period is calculated based upon the difference in value between the making of the contract and the end of the contract period of a financial index, indicator or security underlying the futures contract.


    Rather than actually purchasing a financial asset (e.g., a long- or short-term treasury security) or all the securities contained in a specific index (e.g., the S&P 500), the manager may choose to purchase a futures contract that reflects the value of such securities or index. For example, an S&P 500 futures contract reflects the value of the underlying companies that comprise the S&P 500 Composite Stock Price Index. If



16    INFORMATION REGARDING THE FUNDS            AMERICAN CENTURY INVESTMENTS


the aggregate market value of the index securities increases or decreases during the contract period of an S&P 500 futures contract, the amount of cash to be paid to the contractholder at the end of the period would correspondingly increase or decrease. As a result, the manager is able to expose to the market cash that is held by the funds to meet anticipated redemptions or for future investment opportunities. Because futures contracts generally settle more quickly than their underlying securities, the manager believes that the use of futures and options thereon allows the funds to be fully invested while maintaining the needed liquidity.

    The funds will not purchase leveraged futures. When a fund enters into a futures contract, it must make a deposit of cash or high-quality debt securities, known as "initial margin," as partial security for its performance under the contract. As the value of the contract fluctuates, a party to the contract may be required to make additional margin payments, known as "variation margin," to cover a portion of such fluctuation. A fund also will deposit in a segregated account with its custodian bank cash or high-quality debt securities in an amount equal to the fund's payment obligation under the futures contract, less any initial or variation margin. For options sold, a fund will segregate cash or high-quality debt securities equal to the value of the securities underlying the option unless the option is otherwise covered.

WHEN-ISSUED SECURITIES

    Each fund may purchase new issues of securities on a when-issued basis without limit when, in the opinion of the manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. In developed markets, delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. In emerging markets, delivery and payment may take significantly longer.

    Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account for each fund, consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments, will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

SHORT SALES

    A fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short. Such transactions allow the fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

    A fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code and Regulations.

RULE 144A SECURITIES

    The funds may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

    With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that, while the Board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the Board has established guidelines and procedures for determining the liquidity of Rule 144A securities and has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.


PROSPECTUS                           INFORMATION REGARDING THE FUNDS       17



    Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the fund's manager will consider appropriate remedies to minimize the effect on such fund's liquidity. No fund may invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).


INVESTMENTS IN COMPANIES WITH LIMITED  OPERATING HISTORIES

    The funds may invest in the securities of issuers with limited operating histories. The manager considers an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation.


    Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the manager may base its investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

    International Growth and Global Growth will not invest more than 5% of their total assets in the securities of issuers with less than a three-year operating history. International Discovery and Emerging Markets will not invest more than 10% of their total assets in the securities of issuers with less than a three-year operating history. The manager will consider periods of capital formation, incubation, consolidation, and research and development in determining whether a particular issuer has a record of three years of continuous operation.


PERFORMANCE ADVERTISING

    From time to time, the funds may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return. Performance data may be quoted separately for the Institutional Class and for the other classes.

    Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compounded return over a stated period of time that would have produced a fund's cumulative total return over the same period if the fund's performance had remained constant throughout.


    The funds also may include in advertisements data comparing their performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services, Inc.) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the Standard & Poor's 500 Index, the Dow Jones World Index, the IFC Global Composite Index, the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index) and the Morgan Stanley Capital International World Free Index. Fund performance also may be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical fund performance or historical or expected volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance also may be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.


    All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.


18      INFORMATION REGARDING THE FUNDS        AMERICAN CENTURY INVESTMENTS


                HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

AMERICAN CENTURY INVESTMENTS

    The funds offered by this Prospectus are a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-3533 for a brochure or prospectuses for the other funds in the American Century Investments family.

    To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

INVESTING IN AMERICAN CENTURY

    The following sections explain how to invest in American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Minimum Investment," page 20 and "Customers of Banks, Broker-Dealers and Other Financial Intermediaries," page 24.

HOW TO OPEN AN ACCOUNT

    To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You also must certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

    You may invest in the following ways:

BY MAIL

    Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

BY WIRE

    You may make your initial  investment by wiring funds.  To do so, call us or
mail  a  completed   application  and  provide  your  bank  with  the  following information:

*  RECEIVING BANK AND ROUTING NUMBER:
   Commerce Bank, N.A. (101000019)

*  BENEFICIARY (BNF):
   American Century Services Corporation
   4500 Main St., Kansas City, Missouri 64111

*  BENEFICIARY ACCOUNT NUMBER (BNF ACCT):
   2804918

*  REFERENCE FOR BENEFICIARY (RFB):
   American Century account number into which you are investing. If more than one, leave blank and see Bank to Bank Information below.

*  ORIGINATOR TO BENEFICIARY (OBI):
   Name and address of owner of account into which you are investing.


*  BANK TO BANK INFORMATION (BBI OR FREE FORM TEXT):
    *    Taxpayer identification or Social Security number.
    * If more than one account, account numbers and amount to be invested in each account.
    * Current tax year, previous tax year or rollover designation if an IRA. Specify whether traditional IRA, Roth IRA, Education IRA, SEP-IRA, SARSEP-IRA, SIMPLE Employer or SIMPLE Employee.


BY EXCHANGE

    Call 1-800-345-3533 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See page 20 for more information on exchanges.


PROSPECTUS          HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS       19


IN PERSON

    If you prefer to work with a representative in person, please visit one of our Investor Centers, located at:

    4500 Main Street
    Kansas City, Missouri 64111

    4917 Town Center Drive
    Leawood, Kansas 66211

    1665 Charleston Road
    Mountain View, California 94043

    2000 S. Colorado Blvd.
    Denver, Colorado 80222

SUBSEQUENT INVESTMENTS

    Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan," this page) or by any of the methods below. The minimum investment requirement for subsequent investments is $250 for checks submitted without the investment slip portion of a previous statement or confirmation and $50 for all other types of subsequent investments.

BY MAIL

    When making subsequent investments, enclose your check with the investment slip portion of a previous statement or confirmation. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)

BY TELEPHONE

    Upon  completion of your  application and once your account is open, you may
make  investments  by  telephone.   You  may  call  an   Institutional   Service
Representative or use our Automated Information Line.

BY WIRE

    You may make subsequent investments by wire. Follow the wire transfer instructions on page 19 and indicate your account number.

IN PERSON

    You may make subsequent investments in person at one of our Investor Centers. The locations of our Investor Centers are listed on this page.

AUTOMATIC INVESTMENT PLAN


    Once you have completed the application and elected to make investments automatically, we will draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call an Institutional Service Representative.


MINIMUM INVESTMENT

    The minimum investment is $5 million ($3 million for endowments and foundations). If you invest with us through a bank, broker-dealer or other financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). If your balance or the balance of your financial intermediary, if applicable, falls below the minimum investment requirements due to redemptions or exchanges, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class shares.

HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER

    As long as you meet any minimum investment requirements, you may exchange your fund shares to our other funds up to six times per year per account. An exchange request will be processed as of the same day it is received, if it is received before the funds' net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for funds issued by American Century Target Maturities Trust and at the close of the


20 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


Exchange for all of our other funds. See "When Share Price Is Determined," page 25.

    For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.

    If, in any 90-day period, the total of your exchanges and your redemptions from any one account exceeds the lesser of $250,000 or 1% of the fund's assets, further exchanges will be subject to special requirements to comply with our policy on large redemptions. See "Special Requirements for Large Redemptions," page 22.

    IN ORDER TO DISCOURAGE THE EXCHANGE OF SHARES OF INTERNATIONAL DISCOVERY SHORTLY AFTER THEIR PURCHASE, EXCHANGE OF THOSE SHARES WITHIN 180 DAYS OF THEIR PURCHASE WILL BE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES EXCHANGED. This fee will be retained by the fund to help minimize the impact such exchanges have on fund performance and, hence, on the other shareholders of the fund. For the purposes of determining the applicability of this fee, shares first purchased will be deemed to be the shares first exchanged. The fund reserves its right to modify its policy regarding this redemption fee or to waive such policy in whole or in part for certain classes of investors.

BY MAIL

    You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

BY TELEPHONE


    You can make exchanges over the telephone upon completing and submitting your application to us or by calling us at 1-800-345-3533 to get the appropriate form.


HOW TO REDEEM SHARES

    We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received. For large redemptions, please read "Special Requirements for Large Redemptions," page 22.

    Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

    IN ORDER TO DISCOURAGE THE REDEMPTION OF SHARES OF INTERNATIONAL DISCOVERY SHORTLY AFTER THEIR PURCHASE, REDEMPTION OF THOSE SHARES WITHIN 180 DAYS OF THEIR PURCHASE WILL BE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES REDEEMED. This fee will be retained by the fund to help minimize the impact such redemptions have on fund performance and, hence, on the other shareholders of the fund. For the purposes of determining the applicability of this fee, shares first purchased will be deemed to be the shares first redeemed. The fund reserves its right to modify its policy regarding this redemption fee or to waive such policy in whole or in part for certain classes of investors.

BY MAIL

    Your written instructions to redeem shares may be made either by a redemption form, which we will send you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. Please see "Signature Guarantee," page 22.

BY TELEPHONE

    Upon completion of your application and once your account is open, you may redeem your shares by calling an Institutional Service Representative.

BY CHECK-A-MONTH

    You may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check in an amount you choose (minimum $50). To set up a Check-A-Month plan, please call and request our Check-A-Month brochure.

OTHER AUTOMATIC REDEMPTIONS

    You may elect to make redemptions automatically by authorizing us to send funds to you or to your account at a bank or other financial institution. To set up automatic redemptions, call an Institutional Service Representative.


PROSPECTUS          HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS       21


REDEMPTION PROCEEDS

    Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

    Redemption proceeds may be sent to you in one of the following ways:

BY CHECK

    Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

BY WIRE AND ACH

    You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

    Your bank usually will receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Wired funds are subject to a $10 fee to cover bank wire charges, which is deducted from redemption proceeds. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

    We have elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates each fund to make certain redemptions in cash. This requirement to pay redemptions in cash applies to situations where one shareholder redeems, during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although redemptions in excess of this limitation will also normally be paid in cash, we reserve the right under unusual circumstances to honor these redemptions by making payment in whole or in part in readily marketable securities (a "redemption-in-kind").

    If payment is made in securities, the securities, selected by the fund, will be valued in the same manner as they are in computing the fund's net asset value and will be provided without prior notice.

    If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

    Despite the fund's right to redeem fund shares through a redemption-in-kind, we do not expect to exercise this option unless a fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

SIGNATURE GUARANTEE

    To protect your accounts from fraud, some transactions will require a signature guarantee. You can obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

    For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

    We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES

    We offer several services to make your account easier to manage. These are listed on the account application. You will find more information about each of


22 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


these services in our Investor Services Guide.

    Our special shareholder services include:

OPEN ORDER SERVICE

    Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

    If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

    Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.

TAX-QUALIFIED RETIREMENT PLANS

    Each fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

    *    Individual Retirement Accounts (IRAs);

    * 403(b) plans for employees of public school systems and non-profit organizations; or

    * Profit sharing plans and pension plans for corporations and other employers.

    If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.

    You also can transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.


 IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

    Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

  (1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of the fund.

  (2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we also may alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

  (3) Shares being acquired must be qualified for sale in your state of residence.

  (4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

  (5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

  (6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and manager will not be responsible for


PROSPECTUS              HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS       23


         any loss due to instructions they reasonably believe are genuine.

  (7)    All   signatures   should  be  exactly  as  the  name  appears  in  the
         registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

  (8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investor Centers. You also may use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

  (9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

  (10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS

    At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

    With the exception of most automatic transactions, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction. See the Investor Services Guide for more detail.

    Carefully review all the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify us immediately in writing if there is an error. If you fail to provide notification of an error with reasonable promptness (i.e., within 30 days of non-automatic transactions or within 30 days of the date of your consolidated quarterly statement, in the case of automatic transactions), we will deem you to have ratified the transaction.

    No later than January 31 of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

    Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your fund.

CUSTOMERS OF BANKS, BROKER-DEALERS AND
OTHER FINANCIAL INTERMEDIARIES

    Information   contained  in  our  Investor   Services   Guide   pertains  to
shareholders who invest directly with American Century rather than through a bank, broker-dealer or other financial intermediary.

    If you own or are considering purchasing fund shares through a bank, broker-dealer, or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

    You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds that you are unable to obtain through your financial intermediary.


24 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


                    ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

    The price of your shares also is referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except funds issued by American Century Target Maturities Trust, net asset value is determined as of the close of regular trading on the New York Stock Exchange on each day the Exchange is open, usually 3 p.m. Central time. Net asset values for Target Maturities funds are determined one hour prior to the close of the Exchange.

    Investments and requests to redeem or exchange shares will receive the share price next determined after our receipt of the investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents or designees before the time as of which the net asset value of the fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of, the close of the Exchange on the next day the Exchange is open.

    Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the time as of which the net asset value of the fund is determined.

    Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

    Investment and transaction instructions received by us on any business day by mail prior to the time as of which the net asset value of the fund is determined will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

    If you invest in fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds' transfer agent prior to the applicable cut-off time for receiving orders, and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangements with the funds or the funds' distributor, in order for you to receive that day's price.


    We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the funds have authorized such intermediaries and their designees to accept purchase and redemption orders on the funds' behalf up to the applicable cut-off time. The funds will be deemed to have received such orders upon acceptance by duly authorized intermediaries, and such orders will be priced at the funds' net asset values next determined after acceptance on the funds' behalf by such intermediaries.


HOW SHARE PRICE IS DETERMINED

    The valuation of assets for determining net asset value may be summarized as follows:

    The portfolio securities of each fund, except as otherwise noted, listed or traded on a domestic securities exchange, are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily


PROSPECTUS                     ADDITIONAL INFORMATION YOU SHOULD KNOW       25


available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

    Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

    The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then exchanged to dollars at the prevailing foreign exchange rate.

    Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

    Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which a fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of a fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

    The net asset values of the Investor Class of International Growth and International Discovery are published in leading newspapers daily. The net asset values of the Investor Class of Emerging Markets and Global Growth will be published in newspapers when the fund meets the minimum size requirements for listing. The net asset value of the Institutional Class of each fund may be obtained by calling us.

DISTRIBUTIONS

    In general, distributions from net investment income and net realized securities gains, if any, are declared and paid annually, usually in December, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act.

    THE OBJECTIVE OF EACH FUND IS CAPITAL APPRECIATION AND NOT THE PRODUCTION OF DISTRIBUTIONS. YOU SHOULD MEASURE THE SUCCESS OF YOUR INVESTMENT BY THE VALUE OF YOUR INVESTMENT AT ANY GIVEN TIME AND NOT BY THE DISTRIBUTIONS YOU RECEIVE.

    Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in certain IRAs and 403(b) plans paid in cash only if you are at least 59 (1)/(2) years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

    A distribution on shares of a fund does not increase the value of your shares or your total return. At any given time, the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.

    Because such gains and dividends are included in the price of your shares, when they are distributed the price of your shares is reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution. See "Taxes," page 27.


26     ADDITIONAL INFORMATION YOU SHOULD KNOW    AMERICAN CENTURY INVESTMENTS


TAXES

    Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income tax.

TAX-DEFERRED ACCOUNTS

    If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the fund generally will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

TAXABLE ACCOUNTS

    If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. The dividends from net income may qualify for the 70% dividends-received deduction for corporations to the extent that the fund held shares receiving the dividend for more than 45 days. Distributions from gains on assets held longer than 12 months are taxable as long-term gains regardless of the length of time you have held the shares. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.

    Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments by non-resident investors. The foreign taxes paid by a fund will reduce its dividends.

    If more than 50% of the value of a fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for the shareholder to utilize the foreign tax credit, the mutual fund shares must have been held for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable.

    If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute these gains to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

    Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains.

    In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

    Distributions also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to


PROSPECTUS                    ADDITIONAL INFORMATION YOU SHOULD KNOW       27


pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

    If you have not complied with certain provisions of the Internal Revenue Code and Regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed. This charge is not refundable.

    Redemption of shares of a fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes, and shareholders generally will recognize a gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and generally will be considered long-term if shareholders have held such shares for a period of more than 12 months. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

    In addition to the federal income tax consequences described above relating to an investment in a fund, there may be other federal, state or local tax considerations that depend upon the circumstances of each particular investor. Prospective shareholders are therefore urged to consult their tax advisors with respect to the effect of this investment on their own specific situations.

MANAGEMENT

INVESTMENT MANAGEMENT

    Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the funds. Acting pursuant to an investment management agreement entered into with the funds, American Century Investment Management, Inc. serves as the manager of the funds. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

    The manager supervises and manages the investment portfolio of each fund and directs the purchase and sale of its investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of a fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in a fund's portfolio as it deems appropriate in pursuit of the fund's investment objective. Individual portfolio manager members of the team also may adjust portfolio holdings of a fund as necessary between team meetings.

    The portfolio manager members of the teams managing the funds described in this Prospectus and their work experience for the last five years are as follows:


    HENRIK STRABO, Senior Vice President and Portfolio Manager, joined American Century in 1993 as an Investment Analyst and has been a Portfolio Manager member of the team since 1994. He is a member of the teams that manage Global Growth, International Growth and International Discovery.

    MARK S. KOPINSKI, Vice President and Portfolio Manager, rejoined American Century in April 1997. From June 1995 to March 1997, Mr. Kopinski served as Vice President and Portfolio Manager for Federated Investors, Inc. Prior to June 1995, Mr. Kopinski was a Vice President and Portfolio Manager for American Century. He is a member of the teams that manage International Growth,
International   Discovery  and  Emerging  Markets.   He  was  a  member  of  the
International Growth and International Discovery teams at their inception in 1991.



28     ADDITIONAL INFORMATION YOU SHOULD KNOW     AMERICAN CENTURY INVESTMENTS



    MICHAEL J. DONNELLY, Vice President and Portfolio Manager, joined American Century in August 1997. From July 1993 to July 1997, Mr. Donnelly served as Vice President and Portfolio Manager for Federated Investors, Inc. He is a member of the team that manages Emerging Markets.


    The activities of the manager are subject only to directions of the funds' Board of Directors. The manager pays all the expenses of the funds except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees), and extraordinary expenses.

    For the services provided to the Institutional Class of the funds, the manager receives an annual fee calculated as a percentage of the average net assets of each of the funds as follows:

Fund                                              Percent of Average Net Assets
--------------------------------------------------------------------------------
Global Growth                                          1.10% of first $1 billion
                                                    0.95% of the next $1 billion
                                                           0.85% over $2 billion

International Growth                                   1.30% of first $1 billion
                                                    1.00% of the next $1 billion
                                                           0.90% over $2 billion

International Discovery                              1.55% of first $500 million
                                                  1.20% of the next $500 million
                                                           1.00% over $1 billion

Emerging Markets                                     1.80% of first $500 million
                                                  1.30% of the next $500 million
                                                           1.05% over $1 billion
--------------------------------------------------------------------------------

    On the first business day of each month, each fund pays a management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for each fund by the aggregate average daily closing value of each fund's net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).


    The management fees paid by the funds to the manager are higher than the fees paid by the various other funds in the American Century family of funds because of the higher costs and additional expenses associated with managing and operating a fund owning a portfolio consisting primarily of foreign securities. The fee also may be higher than the fee paid by many other international or foreign investment companies.

    Many other investment companies may refer to or publicize an "investment management fee" or "management fee" paid by the company to its manager. However, most such companies also use fund assets to pay for certain expenses of the fund in addition to the stated management fee. In contrast, the management fee paid to the manager includes payment for almost all fund expenses, with the exceptions noted. Therefore, potential investors who attempt to compare the expenses of these funds to the expenses of other funds should be careful to compare only the ratio of total expenses to average net assets contained in the financial information on pages 5-9 of this Prospectus to the same ratio of the other funds.


    The management agreement also provides that the funds' Board of Directors, upon 60 days' prior written notice to all affected shareholders, may impose a servicing or administrative fee as a charge against shareholder accounts.

CODE OF ETHICS


    The funds and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolio obtain clearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.


TRANSFER AND ADMINISTRATIVE SERVICES

    American Century Services Corporation, American Century Tower, 4500 Main Street, Kansas City, Missouri 64111 acts as transfer agent and dividend-paying agent for the funds. It provides facilities, equipment and personnel to the funds, and is paid for such services by the manager.

    Certain recordkeeping and administrative services that would otherwise be performed by the transfer


PROSPECTUS                     ADDITIONAL INFORMATION YOU SHOULD KNOW      29


agent may be performed by an insurance company or other entity providing similar services for various retirement plans using shares of the funds as a funding medium, by broker-dealers and financial advisors for their customers investing in shares of American Century, or by sponsors of multi mutual fund no- or low-transaction fee programs. The manager or an affiliate may enter into contracts to pay them for such recordkeeping and administrative services out of its unified management fee.

    Although there is no sales charge levied by the funds, transactions in shares of the funds may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker-dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the funds or the manager. You should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.

    From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.

    The manager and transfer agent are both wholly owned by American Century Companies, Inc., which is controlled by James E. Stowers, Jr.

    Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the co-administrator for the funds. FDI is responsible for (i) providing certain officers of the funds, and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of FDI are paid by the manager out of its unified fee.

YEAR 2000 ISSUES

    Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers. Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, a fund's business, particularly its ability to provide shareholder services, may be hampered.

    In addition, the issuers of securities the funds own could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the funds' performance. The manager has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the manager may consider when making investment decisions, and other factors may receive greater weight.

DISTRIBUTION OF FUND SHARES

    The funds' shares are distributed by FDI, a registered broker-dealer. FDI is a wholly owned, indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

    Investors may open accounts with American Century only through the distributor. All purchase transactions in the funds are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the distributor. All fees and expenses of FDI in acting as distributor for the funds are paid by the manager.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

    American Century World Mutual Funds, Inc., the issuer of the funds, was organized as a Maryland corporation on December 28, 1990.


30     ADDITIONAL INFORMATION YOU SHOULD KNOW    AMERICAN CENTURY INVESTMENTS


    The corporation is a diversified, open-end management investment company whose shares were first offered in May 1991. Its business and affairs are managed by its officers under the direction of its Board of Directors.

    The principal office of the funds is American Century Tower, 4500 Main Street, P.O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address, or by telephone at 1-800-345-3533 (international calls: 816-531-5575).

    American Century World Mutual Funds, Inc. issues four series of $0.01 par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.

    American Century offers four classes of International Growth, International Discovery and Emerging Markets: an Investor Class, an Institutional Class, a Service Class and an Advisor Class, and three classes of Global Growth: an Investor Class, an Institutional Class and an Advisor Class. The shares offered by this Prospectus are Institutional Class shares and have no up-front charges, commissions or 12b-1 fees.

    The Investor Class is made available to retail investors. The other classes are offered to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses and/or minimum investment requirements than the Institutional Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the Investor Class of shares, call one of our Investor Services Representatives at 1-800-345-2021. For information concerning the Service or Advisor Class of shares, call one of our Institutional Service Representatives at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

    Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

    Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters that must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series or class.

    Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so and, in such event, the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

    Unless required by the Investment Company Act, it will not be necessary for the funds to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the funds' by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request that the funds hold a special meeting of shareholders. We will assist in the communication with other shareholders.

    WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.


PROSPECTUS                      ADDITIONAL INFORMATION YOU SHOULD KNOW       31


                                     NOTES


32      NOTES                                     AMERICAN CENTURY INVESTMENTS


                                     NOTES


                                                                 NOTES       33


P.O. BOX 419385
KANSAS CITY, MISSOURI
64141-6385

INSTITUTIONAL SERVICES:
1-800-345-3533 OR 816-531-5575

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-345-1833 OR 816-444-3038

FAX: 816-340-4655

www.americancentury.com

                        [american century logo (reg.sm)]
                                American Century

9810
SH-BKT-13716

[recycled logo]
Recycled

                                   PROSPECTUS
                        [american century logo (reg.sm)]
                                NOVEMBER 1, 1998

                                   TWENTIETH
                                CENTURY(reg.sm)
                                     GROUP

                                 Global Growth
                             International Growth
                            International Discovery
                               Emerging Markets

ADVISOR CLASS


                         AMERICAN CENTURY INVESTMENTS

                                FAMILY OF FUNDS

    American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.

                          AMERICAN CENTURY INVESTMENTS

AMERICAN CENTURY INVESTMENTS
-----------------------------------------------------------------------------
   BENHAM GROUP(reg.tm)       AMERICAN CENTURY       TWENTIETH CENTURY GROUP
                                   GROUP
-----------------------------------------------------------------------------
   MONEY MARKET FUNDS        ASSET ALLOCATION &            GROWTH FUNDS
 GOVERNMENT BOND FUNDS         BALANCED FUNDS          INTERNATIONAL FUNDS
 DIVERSIFIED BOND FUNDS  CONSERVATIVE EQUITY FUNDS
  MUNICIPAL BOND FUNDS       SPECIALTY FUNDS
-----------------------------------------------------------------------------
                                                            Global Growth
                                                        International Growth
                                                       International Discovery
                                                          Emerging Markets


                                  PROSPECTUS
                               NOVEMBER 1, 1998

                    Global Growth * International Growth
                           International Discovery
                               Emerging Markets

                                 ADVISOR CLASS

                   AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

    American Century World Mutual Funds, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load or low-load mutual funds covering a variety of investment opportunities. Four of the funds from our Twentieth Century Group of funds are described in this Prospectus. Their investment objectives are listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.


    The funds described in this Prospectus may invest in equity securities of foreign issuers. Investment in securities of foreign issuers typically involves a greater degree of risk than investment in domestic securities. Please read "Risk Factors," page 12.


    Each fund's shares offered in this Prospectus (the Advisor Class shares) are sold at their net asset value with no sales charges or commissions. The Advisor Class shares are subject to Rule 12b-1 services and distribution fees as described in this Prospectus.

    The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

    This Prospectus gives you information about the funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated November 1, 1998, and filed with the Securities and Exchange Commission (SEC). It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:

        AMERICAN CENTURY INVESTMENTS 4500 Main Street * P.O. Box 419385
               Kansas City, Missouri 64141-6385 * 1-800-345-3533
                       International calls: 816-531-5575
                    Telecommunications Device for the Deaf:
                  1-800-345-1833 * In Missouri: 816-444-3038
                            www.americancentury.com


    Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


     PROSPECTUS                                                            1


                      INVESTMENT OBJECTIVES OF THE FUNDS

AMERICAN CENTURY -- TWENTIETH CENTURY GLOBAL GROWTH FUND

    The investment objective of Global Growth is capital growth. The fund will seek to achieve its investment objective by investing primarily in equity securities of both U.S. and foreign issuers that are considered by the investment manager to have prospects for appreciation. The fund will invest primarily in securities of issuers in developed markets.

AMERICAN CENTURY -- TWENTIETH CENTURY INTERNATIONAL GROWTH FUND

    The investment objective of International Growth is capital growth. The fund will seek to achieve its investment objective by investing primarily in foreign equity securities that are considered by the investment manager to have prospects for appreciation. The fund will invest primarily in securities of issuers in developed markets.

AMERICAN CENTURY -- TWENTIETH CENTURY INTERNATIONAL DISCOVERY FUND

    The investment objective of International Discovery is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities of issuers having comparatively smaller market capitalizations (less than U.S. $1 billion in market capitalization or less than U.S. $500 million in public float). All such investments will be considered by the investment manager to have prospects for appreciation. Due to the risks associated with such investments, an investment in this fund may be considered speculative.

    SHARES OF INTERNATIONAL DISCOVERY EXCHANGED OR REDEEMED WITHIN 180 DAYS OF THEIR PURCHASE ARE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES EXCHANGED OR REDEEMED. This redemption fee is retained by the fund and is intended to discourage shareholders from exchanging or redeeming their shares shortly after their purchase, as well as minimize the impact such exchanges and redemptions have on fund performance and, hence, on the other shareholders of the fund.

AMERICAN CENTURY -- TWENTIETH CENTURY EMERGING MARKETS FUND

    The investment objective of Emerging Markets is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities of issuers in emerging market countries that are considered by the investment manager to have prospects for appreciation. Due to the risks associated with such investments, an investment in this fund may be considered speculative.

             There is no assurance that the funds will achieve their
                        respective investment objectives.

NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


  2    INVESTMENT OBJECTIVES                  AMERICAN CENTURY INVESTMENTS



                               TABLE OF CONTENTS

Investment Objectives of the Funds ..........................................  2
Transaction and Operating Expense Table .....................................  4
Financial Highlights ........................................................  5
Performance Information of Other Class ......................................  6

INFORMATION REGARDING THE FUNDS
Investment Policies of the Funds ............................................ 10
   Global Growth ............................................................ 10
   International Growth ..................................................... 10
   International Discovery .................................................. 10
   Emerging Markets ......................................................... 10
   Policies Applicable to All Funds ......................................... 11
Risk Factors ................................................................ 12
   Investing in Foreign Securities Generally ................................ 12
   Investing in Smaller Companies ........................................... 14
   Investing in Emerging Market Countries ................................... 14
   Investing in Lower-Quality Debt Instruments .............................. 14
Other Investment Practices, Their Characteristics and Risks ................. 15
   Forward Currency Exchange Contracts ...................................... 15
   Indirect Foreign Investment .............................................. 15
   Sovereign Debt Obligations ............................................... 16
   Portfolio Turnover ....................................................... 16
   Repurchase Agreements .................................................... 16
   Futures and Options ...................................................... 16
   When-Issued Securities ................................................... 17
   Short Sales .............................................................. 17
   Rule 144A Securities ..................................................... 17
   Investments in Companies with Limited Operating Histories ................ 18
Performance Advertising ..................................................... 18

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS
How to Purchase and Sell American Century Funds ............................. 19
How to Exchange from One American Century Fund to Another ................... 19
How to Redeem Shares ........................................................ 20
   Special Requirements for Large Redemptions ............................... 20
Telephone Services .......................................................... 20
   Investors Line ........................................................... 20

ADDITIONAL INFORMATION YOU SHOULD KNOW
Share Price ................................................................. 21
   When Share Price Is Determined ........................................... 21
   How Share Price Is Determined ............................................ 21
   Where to Find Information About Share Price .............................. 22
Distributions ............................................................... 22
Taxes ....................................................................... 22
   Tax-Deferred Accounts .................................................... 22
   Taxable Accounts ......................................................... 23
Management .................................................................. 24
   Investment Management .................................................... 24
   Code of Ethics ........................................................... 25
   Transfer and Administrative Services ..................................... 25
   Year 2000 Issues ......................................................... 26
Distribution of Fund Shares ................................................. 26
   Service and Distribution Fees ............................................ 26
Further Information About American Century .................................. 27



     PROSPECTUS                                       TABLE OF CONTENTS     3


                    TRANSACTION AND OPERATING EXPENSE TABLE

                                 Global  International  International  Emerging
                                 Growth      Growth       Discovery     Markets

SHAREHOLDER TRANSACTION EXPENSES:
Maximum Sales Load
   Imposed on Purchases ........  none        none          none         none

Maximum Sales Load Imposed
   on Reinvested Dividends .....  none        none          none         none

Deferred Sales Load ............  none        none          none         none

Redemption Fee .................  none        none          none(1)      none

Exchange Fee ...................  none        none          none         none


ANNUAL FUND OPERATING EXPENSES (as a percentage of net assets):

Management Fees(2) .............  1.05%(3)    1.12%(3)      1.43%(3)    1.75%(3)
12b-1 Fees(4) ..................  0.50%       0.50%         0.50%       0.50%
Other Expenses(5) ..............  0.00%       0.00%         0.00%       0.00%
Total Fund Operating
   Expenses(2) .................  1.55%(3)    1.62%(3)      1.93%(3)    2.25%(3)

EXAMPLE:
You would pay the       1 year     $16         $6           $19         $23
following expenses on   3 years     49         51            60          70
a $1,000 investment,    5 years     84         88            103        119
assuming a 5% annual    10 years   183        191            223        256
return and redemption
at the end of each
time period(2):

(1) Shares of International Discovery exchanged or redeemed within 180 days of their purchase are subject to a redemption fee of 2.0% of the value of the shares exchanged or redeemed. This redemption fee is retained by the fund. See "How to Exchange From One American Century Fund to Another," page 19 And "How to Redeem Shares," page 20.

(2) Assumes, in accordance with Securities and Exchange Commission guidelines, that the assets of International Growth, International Discovery and Emerging Markets remain constant at $1,756,574,349, $626,326,600 and $11, 829,515, respectively, the assets of the funds as of November 30, 1997. A portion of the management fee may be paid by the funds' manager to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager. See "Management-Transfer and Administrative Services," page 25.

(3) Global Growth pays an annual management fee of 1.05% of the first $1 billion of average net assets, 0.90% of the next $1 billion of average net assets, and 0.80% of average net assets over $2 billion; International Growth pays an annual management fee of 1.25% of the first $1 billion of average net assets, 0.95% of the next $1 billion of average net assets, and 0.85% of average net assets over $2 billion; International Discovery pays an annual management fee of 1.50% of the first $500 million of average net assets, 1.15% of the next $500 million of average net assets, and 0.95% of average net assets over $1 billion; and Emerging Markets pays an annual management fee of 1.75% of the first $500 million of average net assets, 1.25% of the next $500 million of average net assets, and 1.00% of average net assets over $1 billion.

(4) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager, and a portion is used to compensate them for distribution and other shareholder services. See "Service and Distribution Fees," page 26.

(5) Other expenses, which include the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, were less than 0.01 of 1% of average net assets for the most recent fiscal year.

    The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the funds offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by SEC regulations.

    NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The shares offered by this Prospectus are Advisor Class shares. The funds offer other classes of shares. One class is available to retail investors and the other classes are available to institutional investors. The other classes have different fee structures than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. A difference in fees will result in different performance for the other classes. For additional information about the various classes, see "Further Information About American Century," page 27.


  4    TRANSACTION AND OPERATING EXPENSE TABLE   AMERICAN CENTURY INVESTMENTS



                             FINANCIAL HIGHLIGHTS
                             INTERNATIONAL GROWTH


  The sale of the Advisor Class of the fund commenced on October 2, 1996. Performance information of the original class of shares, which commenced operations on May 9, 1991, is presented on page 6.

  The unaudited Financial Highlights for the six-month period ended May 31, 1998, appear in the fund's semi-annual report, which is incorporated by reference into the Statement of Additional Information. The Financial Highlights for the fiscal year ended November 30, 1997, have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The Financial Highlights for the periods ended on or before November 30, 1996, have been audited by other independent auditors. The information presented is for a share outstanding throughout the years ended November 30, except as noted.

                                           1998(1)        1997        1996(2)
PER-SHARE DATA
Net Asset Value, Beginning of Period ..... $9.20         $8.72        $8.41
                                          ----------    ---------    ---------
Income From Investment Operations

  Net Investment Income (Loss) ...........  0.02(3)      (0.03)       (0.01)(3)

  Net Realized and Unrealized Gain
    on Investment Transactions ...........  2.25          1.43         0.32
                                          ----------    ---------    ---------
  Total From Investment Operations .......  2.27          1.40         0.31
                                          ----------    ---------    ---------
Distributions
  From Net Investment Income ............. (0.01)          --           --
  From Net Realized Gains
    on Investment Transactions ........... (1.28)        (0.92)         --
                                          ----------    ---------    ---------
  Total Distributions .................... (1.29)        (0.92)         --
                                          ----------    ---------    ---------
Net Asset Value, End of Period ...........$10.18         $9.20         $8.72
                                          ==========    =========    =========
  Total Return(4) ........................ 28.44%        17.97%         3.69%

RATIOS/SUPPLEMENTAL DATA
  Ratio of Operating Expenses
     to Average Net Assets ............... 1.60%(5)       1.63%        1.67%(5)
  Ratio of Net Investment (Loss)
     to Average Net Assets ............... 0.47%(5)      (0.21)%     (0.76)%(5)
  Portfolio Turnover Rate ................   94%           163%         158%
Average Commission Paid per
     Investment Security Traded ..........$0.0137        $0.0069       $0.0195
Net Assets, End of Period (in thousands)..$14,913        $9,111        $3,803

(1) Six months ended May 31, 1998 (unaudited).

(2) October 2, 1996 (commencement of sale) through November 30, 1996.

(3) Computed using average shares outstanding throughout the period.

(4) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for periods less than one year are not annualized.

(5) Annualized.


     PROSPECTUS                                      FINANCIAL HIGHLIGHTS   5


                    PERFORMANCE INFORMATION OF OTHER CLASS

                             INTERNATIONAL GROWTH

  The Advisor Class of the fund was established September 3, 1996. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.25% lower than the Advisor Class. Had the Advisor
Class been in existence for the time periods presented, the fund's performance results would be lower as a result of the additional expense.

  The unaudited Financial Highlights for the six-month period ended May 31, 1998, appear in the fund's semiannual report, which is incorporated by reference into the Statement of Additional Information. The Financial Highlights for the fiscal year ended November 30, 1997, have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information.
The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The Financial Highlights for the periods ended on or before November 30, 1996, have been audited by other independent auditors. The information presented is for a share outstanding throughout the years ended November 30, except as noted.

                                  1998(1)     1997        1996        1995         1994       1993        1992      1991(2)
 PER-SHARE DATA

Net Asset Value,
Beginning of Period ........     $9.22       $8.73       $7.51       $7.47       $7.34       $5.79       $5.33       $5.10
                             ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------

Income From
Investment Operations

Net Investment
Income (Loss) ..............    0.03(3)        --       (0.01)(3)     0.01       (0.04)      (0.04)       0.06       0.01

Net Realized and
Unrealized Gain
on Investment
Transactions ...............      2.25        1.41        1.24        0.40        0.57        1.78        0.41       0.22
                             ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------

Total From
Investment Operations ......      2.28        1.41        1.23        0.41        0.53        1.74        0.47       0.23
                             ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------

Distributions

From Net
Investment Income ..........     (0.03)       --        (0.01)        --           --        (0.04)      (0.01)       --

In Excess of Net
Investment Income ..........       --         --          --          --           --        (0.15)       --(4)       --

From Net Realized
Gains on Investment
Transactions ...............     (1.28)     (0.92)        --         (0.37)      (0.40)        --          --         --
                             ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------

Total Distributions ........     (1.31)     (0.92)      (0.01)       (0.37)      (0.40)      (0.19)      (0.01)       --
                             ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------

Net Asset Value,
End of Period ..............     $10.19      $9.22       $8.73       $7.51       $7.47       $7.34       $5.79      $5.33
                             ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========

Total Return(5) ............     28.60%     18.12%      16.35%      5.93%        7.28%       31.04%       8.77%      4.51%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average Net Assets .........    1.35%(6)    1.38%(7)    1.65%(7)      1.77%      1.84%       1.90%      1.91%      1.93%(6)

Ratio of Net
Investment Income
(Loss) to Average
Net Assets .................    0.72%(6)      0.04%      (0.07)%      0.25%     (0.53)%     (0.34)%      0.95%     0.26%(6)

Portfolio
Turnover Rate ..............       94%        163%        158%        169%        242%        255%       180%         84%

Average Commission
Paid per
Investment
Security Traded ............    $0.0137     $0.0069     $0.0195     $0.0020      --(8)       --(8)       --(8)       --(8)

Net Assets,
End of Period
(in thousands) ............. $2,387,497  $1,728,617  $1,342,608  $1,210,442  $1,316,642    $759,238    $215,346     $43,076

(1) Six months ended May 31, 1998 (unaudited).

(2) May 9, 1991 (inception) through November 30, 1991.

(3) Computed using average shares outstanding throughout the period.

(4) Amount was less than $0.01 per share.

(5) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for periods less than one year are not annualized.

(6) Annualized.

(7) The manager voluntarily waived a portion of its management fee effective August 1, 1996, through July 31, 1997. In absence of the management fee waiver, the ratio of operating expenses to average net assets would have been 1.56% and 1.76% for the years ended November 30, 1997, and November 30, 1996, respectively.

(8) Disclosure of average commission paid per investment security traded was not required prior to the year ended November 30, 1995.


  6   PERFORMANCE INFORMATION OF OTHER CLASS      AMERICAN CENTURY INVESTMENTS


                             FINANCIAL HIGHLIGHTS
                            INTERNATIONAL DISCOVERY

  The sale of the Advisor Class of the fund commenced on April 28, 1998. Performance information of the original class of shares, which commenced operations on April 1, 1994, is presented on page 8.

  The unaudited Financial Highlights for the six-month period ended May 31, 1998, appear in the fund's semiannual report, which is incorporated by reference into the Statement of Additional Information. The semiannual report contains additional performance information and will be made available upon request and without charge.

                                                                      1998(1)
PER-SHARE DATA
Net Asset Value, Beginning of Period ...............................  $10.10
                                                                    ----------
Income From Investment Operations
  Net Investment Income(2) .........................................    0.02
  Net Realized and Unrealized Gain on Investment Transactions ......    0.66
                                                                    ----------
  Total From Investment Operations .................................    0.68
                                                                    ----------

Net Asset Value, End of Period .....................................  $10.78
                                                                    ==========

  Total Return(3) ..................................................   6.73%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets .................. 1.91%(4)
Ratio of Net Investment Loss to Average Net Assets ................. 1.74%(4)
Portfolio Turnover Rate ............................................    86%
Average Commission Paid per Share of Equity Security Traded ........  $0.0039
Net Assets, End of Period ..........................................  $10,719

(1) April 28, 1998 (commencement of sale) through May 31, 1998 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.


     PROSPECTUS                                     FINANCIAL HIGHLIGHTS    7


                    PERFORMANCE INFORMATION OF OTHER CLASS
                            INTERNATIONAL DISCOVERY

  The Advisor Class of the fund was established September 3, 1996, however no shares had been issued prior to the fund's fiscal year end. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.25% lower than the Advisor Class. Had the Advisor Class been in existence for the time periods presented, the fund's performance results would be lower as a result of the additional expense.

  The unaudited Financial Highlights for the six-month period ended May 31, 1998, appear in the fund's semiannual report, which is incorporated by reference into the Statement of Additional Information. The Financial Highlights for the fiscal year ended November 30, 1997, have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The Financial Highlights for the periods ended on or before November 30, 1996, have been audited by other independent auditors. The information presented is for a share outstanding throughout the years ended November 30, except as noted.

                             1998(1)     1997      1996      1995      1994(2)

PER-SHARE DATA

Net Asset Value,
Beginning of Period .......  $8.54      $7.60     $5.70      $5.39       $5.00
                           --------   --------   --------   --------   --------

Income From
Investment Operations

  Net Investment
  Income (Loss) ...........(0.01)(3)   (0.03)    (0.02)(3)    0.03      (0.02)

  Net Realized and
  Unrealized Gain on
  nvestment Transactions ..  2.74       1.31       1.95       0.28       0.41
                           --------   --------   --------   --------   --------

  Total From
  Investment Operations ...  2.73       1.28       1.93       0.31       0.39
                           --------   --------   --------   --------   --------

Distributions
  From Net
  Investment Income ....... (0.02)     (0.02)     (0.01)       --         --

  In Excess of Net
  Investment Income .......   --         --       (0.02)       --         --

  From Net Realized
  Gains on Investment
  Transactions ............ (0.47)     (0.32)       --         --         --
                           --------   --------   --------   --------   --------

  Total Distributions ..... (0.49)     (0.34)     (0.03)       --         --
                           --------   --------   --------   --------   --------

Net Asset Value,
End of Period ............. $10.78      $8.54      $7.60      $5.70      $5.39
                           ========   ========   ========   ========   ========

Total Return(4) ........... 33.92%     17.76%     34.06%      5.75%      7.80%


RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets ................1.66%(5)    1.70%(6)   1.88%(6)    2.00%     2.00%(5)

Ratio of Net Investment
Income (Loss) to
Average Net Assets ........(0.18)%(5)   (0.37)%   (0.31)%     0.27%   (0.48)%(5)

Portfolio Turnover Rate ...    86%        146%      130%       168%        56%

Average Commission
Paid per Share of
Equity Security Traded ....  $0.0039    $0.0054   $0.0054    $0.0040     --(7)

Net Assets, End of
Period (in thousands) ..... $848,554    $626,327  $377,128   $114,579  $111,202

(1) Six months ended May 31, 1998 (unaudited).

(2) April 1, 1994 (inception) through November 30, 1994.

(3) Computed using average shares outstanding throughout the period.

(4) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for periods less than one year are not annualized.

(5) Annualized.

(6) American Century Investment Management, Inc. voluntarily waived a portion of its management fee effective August 1, 1996, through July 30, 1997. In absence of the management fee waiver, the ratio of operating expenses to average net assets would have been 1.87% and 1.99% for the years ended November 30, 1997, and November 30, 1996, respectively.

(7) Disclosure of average commission paid per share of equity security traded was not required prior to the year ended November 30, 1995.


  8  PERFORMANCE INFORMATION OF OTHER CLASS   AMERICAN CENTURY INVESTMENTS


                    PERFORMANCE INFORMATION OF OTHER CLASS
                               EMERGING MARKETS

  The Advisor Class of the fund was established September 30, 1997, however no shares had been issued prior to the fund's fiscal year end. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.25% lower than the Advisor Class. Had the Advisor Class been in existence for the time periods presented, the fund's performance results would be lower as a result of the additional expense.

  The unaudited Financial Highlights for the six-month period ended May 31, 1998, appear in the fund's semi-annual report, which is incorporated by reference into the Statement of Additional Information. The Financial Highlights for the fiscal year ended November 30, 1997, have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended November 30, except as noted.

                                                      1998(1)       1997(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period ...............   $4.15        $5.00
                                                    ----------    ----------

Income From Investment Operations

   Net Investment Income (Loss)(3) .................    0.01        (0.01)

   Net Realized and Unrealized Gain (Loss)
   on Investment Transactions ......................    0.09        (0.84)
                                                    ----------    ----------

   Total From Investment Operations ................    0.10        (0.85)
                                                    ----------    ----------

Net Asset Value, End of Period .....................   $4.25        $4.15
                                                    ==========    ==========

Total Return(4) ....................................   2.41%       (17.00)%

 RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets ..  2.00%(5)     2.00%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets ..............................  0.30%(5)    (0.74)%(5)

Portfolio Turnover Rate ............................   143%           36%

Average Commission Paid per Share
of Equity Security Traded ..........................  $0.0006       $0.0012

Net Assets, End of Period (in thousands) ...........  $21,570       $11,830

(1) Six months ended May 31, 1998 (unaudited).

(2) September 30, 1997 (inception) through November 30, 1997.

(3) Computed using average shares outstanding throughout the period.

(4) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for periods less than one year are not annualized.

(5) Annualized.


     PROSPECTUS                   PERFORMANCE INFORMATION OF OTHER CLASS    9


                        INFORMATION REGARDING THE FUNDS

INVESTMENT POLICIES OF THE FUNDS

    The funds have adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the funds identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

    YOU SHOULD READ AND CAREFULLY CONSIDER THE INFORMATION UNDER "RISK FACTORS," PAGE 12, BEFORE MAKING AN INVESTMENT IN THE FUNDS.

GLOBAL GROWTH

    The investment objective of Global Growth is capital growth. The fund will seek to achieve its investment objective by investing primarily in equity securities of both U.S. and foreign issuers that meet certain fundamental and technical standards of selection and have, in the opinion of the manager, prospects for appreciation. The fund will invest primarily in securities of issuers in developed markets (including the United States). The fund will invest primarily in equity securities (defined to include equity equivalents) of such issuers and will attempt to stay fully invested in such securities, regardless of the movement of stock prices generally.

INTERNATIONAL GROWTH

    The investment objective of International Growth is capital growth. The fund will seek to achieve its investment objective by investing primarily in securities of foreign issuers that meet certain fundamental and technical standards of selection and have, in the opinion of the manager, potential for appreciation. The fund will invest primarily in issuers in developed markets. The fund will invest primarily in equity securities (defined to include equity equivalents) of such issuers and will attempt to stay fully invested in such securities, regardless of the movement of stock prices generally.

INTERNATIONAL DISCOVERY

    The investment objective of International Discovery is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities of issuers that meet certain fundamental and technical standards of selection. The fund will invest its assets primarily in equity securities of smaller foreign issuers (those issuers having, at the time of investment, a market capitalization of less than U.S. $1 billion or a public float of less than U.S. $500 million). The "public float" of an issuer is defined as the aggregate market value of the issuer's outstanding securities held by non-affiliates of the issuer. DUE TO THE SIGNIFICANT RISKS ASSOCIATED WITH THE FUND'S INVESTMENT STRATEGY, AN INVESTMENT IN THE FUND MAY NOT BE APPROPRIATE FOR ALL INVESTORS. See "Risk Factors," page 12.

EMERGING MARKETS

    The investment objective of Emerging Markets is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities that meet certain fundamental and technical standards of selection. The fund will invest its assets primarily in the securities of issuers in emerging market countries. The securities in which the fund may invest include not only the securities of issuers located or principally traded in emerging market countries, but also the securities of issuers that derive a significant portion of their business from emerging market countries. DUE TO THE SIGNIFICANT RISKS ASSOCIATED WITH INVESTING IN EMERGING MARKETS, AN INVESTMENT IN THE FUND MAY NOT BE APPROPRIATE FOR ALL INVESTORS. See "Risk Factors," page 12.


  10   INFORMATION REGARDING THE FUNDS         AMERICAN CENTURY INVESTMENTS


POLICIES APPLICABLE TO ALL FUNDS


    Although the primary investment of the funds will be equity securities, the funds also may invest in other types of securities consistent with the accomplishment of the funds' objectives. Under normal conditions, International Growth, International Discovery and Emerging Markets will invest at least 65% of their assets in equity and equity-equivalent securities of issuers from at least three countries outside of the United States. Global Growth, under normal conditions, will invest at least 65% of its assets in equity and equity-equivalent securities from at least three countries, which may include the United States.

    It is the intent of the manager to diversify investments in a fund across a broad range of foreign issuers. The manager defines "foreign issuer" as an issuer of securities that is (i) domiciled outside the United States, (ii) derives at least 50% of its total revenue from production or sales outside the United States, or (iii) whose principal trading market is outside the United States.

    The manager believes that common stocks and other equity and equity-equivalent securities ordinarily offer the greatest potential for capital appreciation. The funds may invest, however, in any security the manager believes has the potential for capital appreciation. When the manager believes that the total return potential of other securities equals or exceeds the potential return of equity securities, each fund may invest up to 35% in such other securities. The other securities the funds may invest in are bonds, notes and debt securities of companies, and obligations of domestic or foreign governments and their agencies. The funds will attempt to stay fully invested regardless of the movement of stock and bond prices generally.

    International Growth and Global Growth will limit their purchases of debt securities to investment- grade obligations. For long-term debt obligations, this includes securities that are rated Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Corporation (S&P), or that are not rated but are considered by the manager to be of equivalent quality. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions or changing circumstances than is the case with higher-quality debt securities. See "An Explanation of Fixed Income Securities Ratings," in the Statement of Additional Information.

    With respect to International Discovery and Emerging Markets, there are no credit quality or maturity restrictions with regard to the bonds, corporate debt securities and government obligations in which the funds may invest, although less than 35% of each fund's assets will be invested in below-investment-grade fixed income securities. See "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information. Debt securities, especially those of issuers in emerging market countries, may be of poor quality and speculative in nature. While these securities will be chosen primarily for their appreciation potential, the fund also may take the potential for income into account when selecting investments.

    The funds may make foreign investments either directly in foreign securities or indirectly by purchasing depositary receipts, depositary shares or similar instruments (DRs) for foreign securities. DRs are securities that are listed on exchanges or quoted in over-the-counter markets in one country but represent shares of issuers domiciled in another country. The funds also may purchase securities of such issuers in foreign markets, either on foreign securities exchanges or in over-the-counter markets.

    The funds also may invest in other equity securities and equity equivalents. Other equity securities and equity equivalents include securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of other equity securities and equity equivalents are preferred stock, convertible preferred stock and convertible debt securities. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. An example of one type of derivative security in which the funds might invest is a depositary receipt.



     PROSPECTUS                           INFORMATION REGARDING THE FUNDS   11


    Notwithstanding the funds' respective investment objectives of capital growth, under exceptional market or economic conditions, each fund may temporarily invest all or a substantial portion of its assets in cash or investment-grade, short-term securities (denominated in U.S. dollars or foreign currencies).

    To the extent a fund assumes a defensive position, it will not be pursuing its investment objective of capital growth.


    In addition to other factors that will affect its value, the value of a fund's investments in fixed income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis rise. When prevailing interest rates rise, bond prices generally fall. These changes in value may, depending upon the particular amount and type of fixed income securities holdings of a fund, impact the net asset value of that fund's shares. See "How Share Price Is Determined," page 21.


    In order to achieve maximum investment flexibility, the funds have not established geographic limits on asset distribution, on either a country-by-country or region-by-region basis. The manager expects to invest both in issuers in developed markets (such as Germany, the United Kingdom and Japan) and in issuers in emerging market countries.


    The funds consider "emerging market countries" to include all countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (commonly referred to as the World Bank) and the International Finance Corporation (IFC), as well as countries that are classified by the United Nations as developing. Currently, the countries not included in this category are the United States, Canada, Japan, the United Kingdom, Germany, Austria, France, Italy, Ireland, Spain, Belgium, the Netherlands, Switzerland, Sweden, Finland, Norway, Denmark, Australia and New Zealand. In addition, as used in this Prospectus, "securities of issuers in emerging market countries" means (i) securities of issuers whose principal securities trading market is in an emerging market country, (ii) securities, regardless of where traded, of issuers that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries, or (iii) securities of issuers whose principal place of business or principal office is in an emerging market country.

    The principal criteria for inclusion of a security in a fund's portfolio is its ability to meet the fundamental and technical standards of selection and, in the opinion of the manager, to achieve better-than-average appreciation. If, in the opinion of the manager, a particular security satisfies these principal criteria, the security may be included in the fund's portfolio, regardless of the location of the issuer or the percentage of the fund's investments in the issuer's country or region (subject to the investment policies of the particular fund).

    At the same time, however, the manager recognizes that both the selection of a fund's individual securities and the allocation of the portfolio's assets across different countries and regions are important factors in managing an international portfolio. For this reason, the manager also will consider a number of other factors in making investment selections, including: the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations.


RISK FACTORS

INVESTING IN FOREIGN SECURITIES GENERALLY


    Investing in securities of foreign issuers generally involves greater risks than investing in the securities of domestic companies. As with any investment in securities, the value of your investment in the funds can decrease as well as increase, depending upon a variety of factors that may affect the values and income generated by the funds' portfolio securities. Potential investors should carefully consider the following factors:


    Currency Risk. The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against


  12    INFORMATION REGARDING THE FUNDS          AMERICAN CENTURY INVESTMENTS


such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities and by currency restrictions, exchange control regulation, currency devaluations and political developments.

    Political and Economic Risk. The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, or confiscatory taxation, and limitations on the removal of funds or other assets, could also adversely affect the value of investments. Further, the funds may encounter difficulties or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.


    Regulatory Risk. Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders. See "Taxes," page 22.


    Market and Trading Risk. Brokerage commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.


    Clearance and Settlement Risk. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned thereon. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

    Ownership Risk. Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is the Russian Federation, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company's share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company's share register is controlling. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered on the issuer's share register at the time of the transaction, or that a fund's ownership position could thereafter be altered or deleted entirely, resulting in a loss to the fund. While the funds intend to invest directly in Russian companies that utilize an independent registrar, there can be no assurance that such investments will not result in a loss to the funds.


    As a result, these funds are intended for aggressive investors seeking significant gains through investments in foreign securities. Those investors must be willing and able to accept the significantly greater risks associated with the investment strategy that the funds will pursue. An investment in the funds should not be considered a complete investment program and is not appropriate for individuals with limited investment resources or who are unable to tolerate fluctuations in the value of their investment.


     PROSPECTUS                          INFORMATION REGARDING THE FUNDS    13


INVESTING IN SMALLER COMPANIES


    International Discovery will invest primarily in securities of companies having, at the time of investment, a market capitalization of less than U.S. $1 billion or a public float of less than U.S. $500 million. These smaller companies may present greater opportunities for capital appreciation, but also may involve greater risks than large, mature issuers. Such companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger companies. In addition, available information regarding these smaller companies may be less available and, when available, may be incomplete or inaccurate. The securities of such companies also may be more likely to be delisted from trading on their primary domestic exchange. As a result, the securities of smaller companies may experience significantly more price volatility and less liquidity than securities of larger companies, and this volatility and limited liquidity may be reflected in the net asset value of the fund.


INVESTING IN EMERGING MARKET COUNTRIES

    Each of the funds included in this Prospectus may invest in securities of issuers in emerging market countries. Investing in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that are generally less diverse and mature and political systems that can be expected to be less stable than those of developed countries.


    Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser-developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed-market, centrally planned economies. Such countries also may have restrictions on foreign ownership or prohibitions on the repatriation of assets, and may have less protection of property rights than developed countries.

    The economies of emerging market countries may be based predominantly on only a few industries or dependent on revenues from particular commodities or on international aid or development assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and greater volatility in the price of securities traded on those markets.

    The funds may not always purchase securities on the principal market. Depositary receipts, depositary shares, or other equity equivalents (DRs) may be purchased if considered to be more attractive than the underlying securities. DRs are typically issued by a bank or trust company evidencing ownership of an underlying foreign security. In emerging market countries, the funds may invest in DRs that are structured by a bank or trust company without the sponsorship of the underlying foreign issuer. In addition to the risks of foreign investment applicable to the underlying securities, such unsponsored DRs also may be subject to the risks that the foreign issuer may not be obliged to cooperate with the bank, may not provide financial or other information to the bank, or may dispute or refuse to recognize the ownership of the underlying securities, which may result in a loss of a fund's investment.


INVESTING IN LOWER-QUALITY DEBT INSTRUMENTS


    There are no credit, maturity or investment amount restrictions on the bonds, corporate debt securities and government obligations in which International Discovery and Emerging Markets may invest. Debt securities, especially those in emerging market countries, may be of poor quality, unrated and speculative in nature. Debt securities rated lower than Baa by Moody's or BBB by S&P or their equivalent, sometimes referred to as junk bonds, are considered by many to be predominantly speculative. See "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make princi-



  14    INFORMATION REGARDING THE FUNDS           AMERICAN CENTURY INVESTMENTS


pal and interest payments on such securities than is the case with higher-quality debt securities. Regardless of rating levels, all debt securities considered for purchase by a fund are analyzed by the manager to determine, to the extent reasonably possible, that the planned investment is sound given the investment objective of the fund.


OTHER INVESTMENT PRACTICES, THEIR

CHARACTERISTICS AND RISKS

    For additional information, see "Additional Investment Restrictions" in the Statement of Additional Information.

FORWARD CURRENCY EXCHANGE CONTRACTS

    The majority of the foreign securities held by the funds may be denominated in foreign currencies. Other securities, such as depositary receipts, will be denominated in U.S. dollars, but have a value that is dependent on the performance of a foreign security, as valued in the currency of its home country. As a result, the value of a fund's portfolio may be affected by changes in the exchange rates between foreign currencies and the U.S. dollar, as well as by changes in the market values of the securities themselves. The performance of foreign currencies relative to the U.S. dollar may be a factor in the overall performance of a fund.

    To protect against adverse movements in exchange rates between currencies, the funds may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates the fund to purchase or sell a specific currency at a future date at a specific price.

    A fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.

    By entering into a forward currency exchange contract, with respect to the specific purchase or sale of a security denominated in a foreign currency, a fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." Each fund may enter into transaction hedging contracts with respect to all or a substantial portion of its foreign securities trades.

    When the manager believes that a particular currency may decline in value compared to the U.S. dollar, a fund may enter into forward currency exchange contracts to sell the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." A fund may not enter into a portfolio hedging transaction where it would be obligated to deliver an amount of foreign currency in excess of the aggregate value of its portfolio securities or other assets denominated in, or whose value is tied to, that currency.

    Each fund will make use of portfolio hedging to the extent deemed appropriate by the manager. However, it is anticipated that a fund will enter into portfolio hedges much less frequently than transaction hedges.

    If a fund enters into a forward currency exchange contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of a fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.

    Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to protect a fund against adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationship between the foreign currency and the U.S. dollar.

INDIRECT FOREIGN INVESTMENT

    Subject to certain restrictions contained in the Investment Company Act, each fund may invest up to 10% of its assets in certain foreign countries indirectly through investment funds and registered investment companies authorized to invest in those countries. If the funds invest in investment companies, the funds will bear their proportionate shares of the costs incurred by such companies, including investment advisory fees, if any.


    PROSPECTUS                           INFORMATION REGARDING THE FUNDS    15


SOVEREIGN DEBT OBLIGATIONS

    The funds may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of emerging market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of emerging market countries may involve a high degree of risk and may present a risk of default or renegotiation or rescheduling of debt payments.

PORTFOLIO TURNOVER


    The total portfolio turnover rates of International Growth, International Discovery and Emerging Markets are shown in the financial information of this Prospectus. While the manager does not consider portfolio turnover rates in making investment decisions for the funds, it is estimated that the total portfolio turnover rate of Global Growth will be approximately 150% for its first fiscal year.


    Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to a fund's investment objective. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and, accordingly, the annual portfolio turnover rate cannot be anticipated.

    The portfolio turnover of a fund may be higher than other mutual funds with similar investment objective. Higher turnover would generate correspondingly greater brokerage commissions that the funds pay directly. Higher portfolio turnover also may increase the likelihood of realized capital gains, if any, distributed by the fund. See "Taxes," page 22.

REPURCHASE AGREEMENTS

    Each fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

    A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.


    Because the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.


    The funds will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions only with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the funds' Board of Directors.

FUTURES AND OPTIONS

    The funds may invest in financial futures contracts and options thereon. A financial futures contract is an agreement to take or make delivery of a financial asset or an amount of cash, as specified in the applicable contract, at some time in the future. The value of the asset or cash to be delivered at the end of the contract period is calculated based upon the difference in value between the making of the contract and the end of the contract period of a financial index, indicator or security underlying the futures contract.


    Rather than actually purchasing a financial asset (e.g., a long- or short-term treasury security) or all the securities contained in a specific index (e.g., the S&P 500), the manager may choose to purchase a futures contract that reflects the value of such securities or index. For example, an S&P 500 futures contract reflects the value of the underlying companies that comprise the S&P 500 Composite Stock Price Index. If the aggregate market value of the index securities increases or decreases during the contract period of an S&P 500 futures contract, the amount of cash to be paid to the contractholder at the end of the period



  16    INFORMATION REGARDING THE FUNDS         AMERICAN CENTURY INVESTMENTS



would correspondingly increase or decrease. As a result, the manager is able to expose to the market cash that is held by the funds to meet anticipated redemptions or for future investment opportunities. Because futures contracts generally settle more quickly than their underlying securities, the manager believes that the use of futures and options thereon allows the funds to be fully invested while maintaining the needed liquidity.


    The funds will not purchase leveraged futures. When a fund enters into a futures contract, it must make a deposit of cash or high-quality debt securities, known as "initial margin," as partial security for its performance under the contract. As the value of the contract fluctuates, a party to the contract may be required to make additional margin payments, known as "variation margin," to cover a portion of such fluctuation. A fund also will deposit in a segregated account with its custodian bank cash or high-quality debt securities in an amount equal to the fund's payment obligation under the futures contract, less any initial or variation margin. For options sold, a fund will segregate cash or high-quality debt securities equal to the value of the securities underlying the option unless the option is otherwise covered.

WHEN-ISSUED SECURITIES

    Each fund may purchase new issues of securities on a when-issued basis without limit when, in the opinion of the manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. In developed markets, delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. In emerging markets, delivery and payment may take significantly longer.

    Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account for each fund, consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments, will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

SHORT SALES

    A fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short. Such transactions allow the fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

    A fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code and Regulations.

RULE 144A SECURITIES

    The funds may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

    With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that, while the Board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the Board has established guidelines and procedures for determining the liquidity of Rule 144A securities and has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.


    Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a



  PROSPECTUS                            INFORMATION REGARDING THE FUNDS     17



Rule 144A security that is illiquid. In such an event, the funds' manager will consider appropriate remedies to minimize the effect on such fund's liquidity.
No fund may invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).


INVESTMENTS IN COMPANIES WITH LIMITED OPERATING HISTORIES

    The funds may invest in the securities of issuers with limited operating histories. The manager considers an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation.


    Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the manager may base its investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

    International Growth and Global Growth will not invest more than 5% of their total assets in the securities of issuers with less than a three-year operating history. International Discovery and Emerging Markets will not invest more than 10% of their total assets in the securities of issuers with less than a three-year operating history. The manager will consider periods of capital formation, incubation, consolidation, and research and development in determining whether a particular issuer has a record of three years of continuous operation.


PERFORMANCE ADVERTISING

    From time to time, the funds may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return. Performance data may be quoted separately for the Advisor Class and for the other classes.

    Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compounded return over a stated period of time that would have produced a fund's cumulative total return over the same period if the fund's performance had remained constant throughout.


    The funds also may include in advertisements data comparing their performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services, Inc.) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the Standard & Poor's 500 Index, the Dow Jones World Index, the IFC Global Composite Index, the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index) and the Morgan Stanley Capital International World Free Index. Fund performance also may be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical fund performance or historical or expected volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance also may be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.


    All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.


  18   INFORMATION REGARDING THE FUNDS           AMERICAN CENTURY INVESTMENTS


                HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

    The following sections explain how to purchase, exchange and redeem Advisor Class shares of the funds offered by this Prospectus.

    To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

HOW TO PURCHASE AND SELL AMERICAN CENTURY FUNDS

    One or more of the funds offered by this Prospectus is available as an investment option under your employer-sponsored retirement or savings plan or through or in connection with a program, product or service offered by a financial intermediary, such as a bank, broker-dealer or insurance company. Because all records of your share ownership are maintained by your plan sponsor, plan recordkeeper, or other financial intermediary, all orders to purchase, exchange and redeem shares must be made through your employer or other financial intermediary, as applicable.

    If you are purchasing through a retirement or savings plan, the administrator of your plan or your employee benefits office can provide you with information on how to participate in your plan and how to select American Century funds as an investment option.

    If you are purchasing through a financial intermediary, you should contact your service representative at the financial intermediary for information about how to select American Century funds.

    If you have questions about a fund, see "Investment  Policies of the Funds,"
page  10,  or  call  one  of  our  Institutional   Service   Representatives  at
1-800-345-3533.

    Orders to purchase shares are effective on the day we receive payment. See "When Share Price is Determined," page 21.

    We may discontinue offering shares generally in the funds (including any class of shares of a fund) or in any particular state without notice to shareholders.

HOW TO EXCHANGE FROM ONE AMERICAN CENTURY FUND TO ANOTHER

    Your plan or program may permit you to exchange your investment in the shares of a fund for shares of another fund in our family. See your plan administrator, employee benefits office or financial intermediary for details on the rules in your plan governing exchanges.

    Exchanges are made at the respective net asset values, next computed after receipt of the exchange instructions by us. If, in any 90-day period, the total of the exchanges and redemptions from any one account of any one plan participant or financial intermediary client exceeds the lesser of $250,000 or 1% of the fund's assets, further exchanges will be subject to special requirements to comply with our policy on large equity fund redemptions. See "Special Requirements for Large Redemptions," page 20.

    IN ORDER TO DISCOURAGE THE EXCHANGE OF SHARES OF INTERNATIONAL DISCOVERY SHORTLY AFTER THEIR PURCHASE, EXCHANGE OF THOSE SHARES WITHIN 180 DAYS OF THEIR PURCHASE WILL BE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES EXCHANGED. This fee will be retained by the fund to help minimize the impact such exchanges have on fund performance and, hence, on the other shareholders of the fund. For the purposes of determining the applicability of this fee, shares first purchased will be deemed to be the shares first exchanged. The fund reserves its right to modify its policy regarding this redemption fee or to waive such policy in whole or in part for certain classes of investors.


     PROSPECTUS         HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS     19


HOW TO REDEEM SHARES

    Subject to any restrictions imposed by your employer's plan or financial intermediary's program, you can sell (redeem) your shares at their net asset value through the plan or financial intermediary. Your plan administrator, trustee, financial intermediary or other designated person must provide us with redemption instructions. The shares will be redeemed at the net asset value next computed after receipt of the instructions in good order. See "When Share Price Is Determined," page 21. If you have any questions about how to redeem, contact your plan administrator, employee benefits office or service representative at your financial intermediary, as applicable.

    In order to discourage the redemption of shares of International Discovery shortly after their purchase, redemption of those shares within 180 days of their purchase will be subject to a redemption fee of 2.0% of the value of the shares redeemed. This fee will be retained by the fund to help minimize the impact such redemptions have on fund performance and, hence, on the other shareholders of the fund. For the purposes of determining the applicability of this fee, shares first purchased will be deemed to be the shares first redeemed. The fund reserves its right to modify its policy regarding this redemption fee or to waive such policy in whole or in part for certain classes of investors.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

    We have elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates each fund to make certain redemptions in cash. This requirement to pay redemptions in cash applies to situations where one shareholder redeems, during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although redemptions in excess of this limitation will also normally be paid in cash, we reserve the right under unusual circumstances to honor these redemptions by making payment in whole or in part in readily marketable securities (a "redemption-in-kind").

    If payment is made in securities, the securities, selected by the fund, will be valued in the same manner as they are in computing the fund's net asset value and will be provided to the redeeming plan participant or financial intermediary in lieu of cash without prior notice.

    If you expect to make a large redemption and would like to avoid any possibility of being paid in securities, you may do so by providing us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. Receipt of your instruction 15 days prior to the transaction provides the fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimizes the effect of the redemption on the fund and its remaining shareholders.

    Despite the fund's right to redeem fund shares through a redemption-in-kind, we do not expect to exercise this option unless a fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

TELEPHONE SERVICES

INVESTORS LINE

    To request information about our funds and a current prospectus, or get answers to any questions that you may have about the funds and the services we offer, call one of our Institutional Service Representatives, at 1-800-345-3533.


20 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


                    ADDITIONAL INFORMATION YOU SHOULD KNOW

 SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

    The price of your shares also is referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except funds issued by American Century Target Maturities Trust, net asset value is determined as of the close of regular trading on the New York Stock Exchange on each day the Exchange is open, usually 3 p.m. Central time. Net asset values for Target Maturities funds are determined one hour prior to the close of the Exchange.

    Investments and requests to redeem or exchange shares will receive the share price next determined after our receipt of the investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents or designees before the time as of which the net asset value of the fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of, the close of the Exchange on the next day the Exchange is open.

    Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the time as of which the net asset value of the fund is determined.

    It is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds' transfer agent prior to the applicable cut-off time for receiving orders, and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangements with the funds or the funds' distributor, in order for you to receive that day's price.


    We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the funds have authorized such intermediaries and their designees to accept purchase and redemption orders on the funds' behalf up to the applicable cut-off time. The funds will be deemed to have received such orders upon acceptance by duly authorized intermediaries, and such orders will be priced at the funds' net asset value next determined after acceptance on the funds' behalf by such intermediaries.


HOW SHARE PRICE IS DETERMINED

    The valuation of assets for determining net asset value may be summarized as follows:

    The portfolio securities of each fund, except as otherwise noted, listed or traded on a domestic securities exchange, are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

    Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

    The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is


  PROSPECTUS                      ADDITIONAL INFORMATION YOU SHOULD KNOW    21


traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then exchanged to dollars at the prevailing foreign exchange rate.

    Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

    Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which a fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of a fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

    The net asset values of the Investor Class of International Growth and International Discovery are published in leading newspapers daily. The net asset values of the Investor Class of Emerging Markets and Global Growth will be published in newspapers when the fund meets the minimum size requirements for listing. Because the total expense ratio for the Advisor Class shares is 0.25% higher than the Investor Class, their net asset values will be lower than the Investor Class. The net asset value of the Advisor Class of each fund may be obtained by calling us.

DISTRIBUTIONS

    In general, distributions from net investment income and net realized securities gains, if any, are declared and paid annually, usually in December, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act.

    THE OBJECTIVE OF EACH FUND IS CAPITAL APPRECIATION AND NOT THE PRODUCTION OF DISTRIBUTIONS. YOU SHOULD MEASURE THE SUCCESS OF YOUR INVESTMENT BY THE VALUE OF YOUR INVESTMENT AT ANY GIVEN TIME AND NOT BY THE DISTRIBUTIONS YOU RECEIVE.

    Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in certain IRAs and 403(b) plans paid in cash only if you are at least 591/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

    A distribution on shares of a fund does not increase the value of your shares or your total return. At any given time, the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.

    Because such gains and dividends are included in the price of your shares, when they are distributed the price of your shares is reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution. See "Taxes," this page.

TAXES

    Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income tax.

TAX-DEFERRED ACCOUNTS

    If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains


  22  ADDITIONAL INFORMATION YOU SHOULD KNOW      AMERICAN CENTURY INVESTMENTS


distributions paid by the fund generally will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

    Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary description or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS

    If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. The dividends from net income may qualify for the 70% dividends-received deduction for corporations to the extent that the fund held shares receiving the dividend for more than 45 days. Distributions from gains on assets held longer than 12 months are taxable as long-term gains regardless of the length of time you have held the shares. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.

    Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments by non-resident investors. The foreign taxes paid by a fund will reduce its dividends.

    If more than 50% of the value of a fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for the shareholder to utilize the foreign tax credit, the mutual fund shares must have been held for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable.

    If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute these gains to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

    Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains.

    In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

    Distributions also may be subject to state and local taxes, even if all or a substantial part of such are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.


     PROSPECTUS                  ADDITIONAL INFORMATION YOU SHOULD KNOW     23


    If you have not complied with certain provisions of the Internal Revenue Code and Regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed. This charge is not refundable.

    Redemption of shares of a fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes, and shareholders generally will recognize a gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and generally will be considered long-term if shareholders have held such shares for a period of more than 12 months. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

    In addition to the federal income tax consequences described above relating to an investment in a fund, there may be other federal, state or local tax considerations that depend upon the circumstances of each particular investor. Prospective shareholders are therefore urged to consult their tax advisors with respect to the effect of this investment on their own specific situations.

MANAGEMENT

INVESTMENT MANAGEMENT

    Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the funds. Acting pursuant to an investment management agreement entered into with the funds, American Century Investment Management, Inc. serves as the manager of the funds. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

    The manager supervises and manages the investment portfolio of each fund and directs the purchase and sale of its investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of a fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in a fund's portfolio as it deems appropriate in pursuit of the fund's investment objectives. Individual portfolio manager members of the team also may adjust portfolio holdings of a fund as necessary between team meetings.

    The portfolio manager members of the teams managing the funds described in this Prospectus and their work experience for the last five years are as follows:


    HENRIK STRABO, Senior Vice President and Portfolio Manager, joined American Century in 1993 as an Investment Analyst and has been a Portfolio Manager member of the team since 1994. He is a member of the teams that manage Global Growth, International Growth and International Discovery.

    MARK S. KOPINSKI, Vice President and Portfolio Manager, rejoined American Century in April 1997. From June 1995 to March 1997, Mr. Kopinski served as Vice President and Portfolio Manager for Federated Investors, Inc. Prior to June 1995, Mr. Kopinski was a Vice President and Portfolio Manager for American Century. He is a member of the teams that manage International Growth,
International   Discovery  and  Emerging  Markets.   He  was  a  member  of  the
International Growth and International Discovery teams at their inception in 1991.

    MICHAEL J. DONNELLY, Vice President and Portfolio Manager, joined American Century in August 1997. From July 1993 to July 1997, Mr. Donnelly served as Vice President and Portfolio Manager for Federated Investors, Inc. He is a member of the team that manages Emerging Markets.



  24   ADDITIONAL INFORMATION YOU SHOULD KNOW     AMERICAN CENTURY INVESTMENTS


    The activities of the manager are subject only to directions of the funds' Board of Directors. The manager pays all the expenses of the funds except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees), and extraordinary expenses.

    For the services provided to the Advisor Class of the funds, the manager receives an annual fee calculated as a percentage of the average net assets of each of the funds as follows:

Fund                                 Percent of Average Net Assets
------------------------------------------------------------------------------

Global Growth                        1.05% of first $1 billion
                                     0.90% of the next $1 billion
                                     0.80% over $2 billion

International Growth                 1.25% of first $1 billion
                                     0.95% of the next $1 billion
                                     0.85% over $2 billion

International Discovery              1.50% of first $500 million
                                     1.15% of the next $500 million
                                     0.95% over $1 billion

Emerging Markets                     1.75% of first $500 million
                                     1.25% of the next $500 million
                                     1.00% over $1 billion
------------------------------------------------------------------------------

    On the first business day of each month, each fund pays a management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for each fund by the aggregate average daily closing value of each fund's net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).


    The management fees paid by the funds to the manager are higher than the fees paid by the various other funds in the American Century family of funds because of the higher costs and additional expenses associated with managing and operating a fund owning a portfolio consisting primarily of foreign securities. The fee also may be higher than the fee paid by many other international or foreign investment companies.

    Many other investment companies may refer to or publicize an "investment management fee" or "management fee" paid by the company to its manager. However, most such companies also use fund assets to pay for certain expenses of the fund in addition to the stated management fee. In contrast, the management fee paid to the manager includes payment for almost all fund expenses, with the exceptions noted. Therefore, potential investors who attempt to compare the expenses of these funds to the expenses of other funds should be careful to compare only the ratio of total expenses to average net assets contained in the financial information on pages 5-9 of this Prospectus to the same ratio of the other funds.


    The management agreement also provides that the funds' Board of Directors, upon 60 days' prior written notice to all affected shareholders, may impose a servicing or administrative fee as a charge against shareholder accounts.

CODE OF ETHICS


    The funds and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolio obtain clearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.


TRANSFER AND ADMINISTRATIVE SERVICES

    American Century Services Corporation, American Century Tower, 4500 Main Street, Kansas City, Missouri 64111 acts as transfer agent and dividend-paying agent for the funds. It provides facilities, equipment and personnel to the funds, and is paid for such services by the manager.

    From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager


     PROSPECTUS                 ADDITIONAL INFORMATION YOU SHOULD KNOW      25


    The manager and transfer agent are both wholly owned by American Century Companies, Inc., which is controlled by James E. Stowers, Jr.

    Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the co-administrator for the funds. FDI is responsible for (i) providing certain officers of the funds, and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of FDI are paid by the manager out of its unified fee.

YEAR 2000 ISSUES

    Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers. Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, a fund's business, particularly its ability to provide shareholder services, may be hampered.

    In addition, the issuers of securities the funds own could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the funds' performance. The manager has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the manager may consider when making investment decisions, and other factors may receive greater weight.

DISTRIBUTION OF FUND SHARES

    The funds' shares are distributed by FDI, a registered broker-dealer. FDI is a wholly owned, indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

    Investors may open accounts with American Century only through the distributor. All purchase transactions in the funds are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the distributor. All fees and expenses of FDI in acting as distributor for the funds are paid by the manager.

SERVICE AND DISTRIBUTION FEES

    Rule 12b-1 adopted by the SEC under the Investment Company Act permits investment companies that adopt a written plan to pay certain expenses associated with the distribution of their shares. Pursuant to that rule, the funds' Board of Directors and the initial shareholder of the funds' Advisor Class shares have approved and entered into a Master Distribution and Shareholder Services Plan (the Plan) with the distributor. Pursuant to the Plan, each fund pays a shareholder services fee and a distribution fee, each equal to 0.25% (for a total of 0.50%) per annum of the average daily net assets of the shares of the fund's Advisor Class. The shareholder services fee is paid for the purpose of paying the costs of securing certain shareholder and administrative services, and the distribution fee is paid for the purpose of paying the costs of providing various distribution services. All or a portion of such fees are paid by the manager, as paying agent for the funds, to the banks, broker-dealers, insurance companies or other financial intermediaries through which such shares are made available.

    The Plan has been adopted and will be administered in accordance with the requirements of Rule 12b-1 under the Investment Company Act. For additional information about the Plan and its terms, see "Multiple Class Structure - Master Distribution and Shareholder Services Plan" in the Statement of Additional Information. Fees paid pursuant to the Plan may be paid for shareholder services and the


  26   ADDITIONAL INFORMATION YOU SHOULD KNOW     AMERICAN CENTURY INVESTMENTS

maintenance of accounts and therefore may constitute "service fees" for purposes of applicable rules of the National Association of Securities Dealers.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

    American Century World Mutual Funds, Inc., the issuer of the funds, was organized as a Maryland corporation on December 28, 1990.

    The corporation is a diversified, open-end management investment company whose shares were first offered in May 1991. Its business and affairs are managed by its officers under the direction of its Board of Directors.

    The principal office of the funds is American Century Tower, 4500 Main Street, P.O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address, or by telephone at 1-800-345-3533 (international calls: 816-531-5575).

    American Century World Mutual Funds, Inc. issues four series of $0.01 par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.

    American Century offers four classes of International Growth, International Discovery and Emerging Markets: an Investor Class, an Institutional Class, a Service Class and an Advisor Class, and three classes of Global Growth: an Investor Class, an Institutional Class and an Advisor Class. The shares offered by this Prospectus are Advisor Class shares.

    The Investor Class is made available to retail investors. The other classes are offered to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses and/or minimum investment requirements than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the Investor Class of shares, call one of our Investor Services Representatives at 1-800-345-2021. For information concerning the Institutional or Service Classes of shares, call one of our Institutional Service Representatives at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

    Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

    Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters that must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series or class.

    Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so and, in such event, the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

    Unless required by the Investment Company Act, it will not be necessary for the funds to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the funds' by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request that the funds hold a special meeting of shareholders. We will assist in the communication with other shareholders.

    WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.


    PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW    27


                                     NOTES


  28    NOTES                                   AMERICAN CENTURY INVESTMENTS


                                     NOTES


                                                                  NOTES    29


P.O. BOX 419385
KANSAS CITY, MISSOURI
64141-6385

INSTITUTIONAL SERVICES:
1-800-345-3533 OR 816-531-5575

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-345-1833 OR 816-444-3038

FAX: 816-340-4655

WWW.AMERICANCENTURY.COM

                        [american century logo(reg.sm)]
                                    American
                                    Century

9810
SH-BKT-13715

[recycled logo]
   Recycled

                       STATEMENT OF ADDITIONAL INFORMATION

                         [american century logo(reg.sm)]
                                    American
                                     Century

                                NOVEMBER 1, 1998

                                    TWENTIETH
                                     CENTURY
                                      GROUP

                                  Global Growth
                              International Growth
                             International Discovery
                                Emerging Markets


                       STATEMENT OF ADDITIONAL INFORMATION
                                NOVEMBER 1, 1998

                    AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

This Statement is not a prospectus but should be read in conjunction with the current Prospectus of American Century World Mutual Funds, Inc., dated November 1, 1998. Please retain this document for future reference. To obtain the Prospectus, call American Century toll free at 1-800-345-2021 (international calls: 816-531-5575), or write to P.O. Box 419200, Kansas City, Missouri 64141-6200, or access our Web site (www.americancentury.com).

 TABLE OF CONTENTS

Investment Objectives of the Funds ..........................................  2
Additional Investment Restrictions ..........................................  2
Forward Currency Exchange Contracts .........................................  3
An Explanation of Fixed Income Securities Ratings ...........................  4
Short Sales .................................................................  6
Portfolio Lending ...........................................................  6
Portfolio Turnover ..........................................................  6
Officers and Directors ......................................................  7
Management ..................................................................  8
Custodians .................................................................. 10
Independent Auditors ........................................................ 10
Capital Stock ............................................................... 10
Multiple Class Structure .................................................... 11
Brokerage ................................................................... 13
Performance Advertising ..................................................... 13
Redemptions in Kind ......................................................... 15
Holidays .................................................................... 15
Financial Statements ........................................................ 15


     STATEMENT OF ADDITIONAL INFORMATION                                      1


 INVESTMENT OBJECTIVES OF THE FUNDS

    The investment objective of each fund comprising American Century World Mutual Funds, Inc. is described on page 2 of the Prospectus. In seeking to achieve its objective, a fund must conform to certain policies, some of which are designated in the Prospectus or in this Statement of Additional Information as "fundamental" and cannot be changed without shareholder approval. The following paragraph is also a statement of fundamental policy with respect to selection of investments.

    In general, within the restrictions outlined herein, American Century has broad powers with respect to investing funds or holding them uninvested. Investments are varied according to what is judged advantageous under changing economic conditions. It is our policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below. It is the manager's intention that each fund generally will consist of common stocks. However, subject to the specific limitations applicable to a fund, the manager may invest the assets of each fund in varying amounts in other instruments and in senior securities, such as bonds, debentures, preferred stocks and convertible issues, when such a course is deemed appropriate in order to attempt to attain its financial objective.

 ADDITIONAL INVESTMENT RESTRICTIONS

    Additional fundamental policies that may be changed only with shareholder approval are as follows:

    (1) The funds shall not issue senior securities, except as permitted under the Investment Company Act of 1940.

    (2) The funds shall not borrow money, except that a fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 331/3% of that fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

    (3) The funds shall not lend any security or make any other loan if, as a result, more than 331/3% of a fund's total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or
        (ii) by engaging in repurchase agreements with respect to portfolio securities.

    (4) The funds shall not concentrate their investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).

    (5) The funds shall not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investment in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

    (6) The funds shall not act as underwriters of securities issued by others, except to the extent that a fund may be considered underwriters within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

    (7) The funds shall not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this limitation shall not prohibit the funds from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

    (8) The funds shall not invest for purposes of exercising control over management.

    In addition, the funds have adopted the following non-fundamental investment restrictions:

    (1) As an operating policy, a fund shall not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.

    (2) As an operating policy, a fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days, nor may it invest in securities that are illiquid by


2                                                  AMERICAN CENTURY INVESTMENTS


        virtue of legal or contractual restrictions on resale or the absence of a readily available market.

    (3) As an operating policy, a fund shall not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

    (4) As an operating policy, a fund shall not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

    The Investment Company Act imposes certain additional restrictions upon acquisition by the funds of securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership. Neither the Securities and Exchange Commission nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

    The Investment Company Act also provides that the funds may not invest more than 25% of their assets in the securities of issuers engaged in a single industry. In determining industry groups for purposes of this restriction, the SEC ordinarily uses the Standard Industry Classification codes developed by the U.S. Office of Management and Budget. In the interest of ensuring adequate diversification, the funds monitor industry concentration using a more restrictive list of industry groups than that recommended by the SEC. The funds believe that these classifications are reasonable and are not so broad that the primary economic characteristics of the companies in a single class are materially different. The use of these more restrictive industry classifications may, however, cause the funds to forego investment possibilities that may otherwise be available to them under the Investment Company Act.

 FORWARD CURRENCY EXCHANGE CONTRACTS

    The funds conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward foreign currency exchange contracts to purchase or sell foreign currencies.

    Each fund expects to use forward contracts under two circumstances:

    (1) When the manager wishes to "lock in" the U.S. dollar price of a security when the fund is purchasing or selling a security denominated in a foreign currency, the fund would be able to enter into a forward contract to do so; or

    (2) When the manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the fund would be able to enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, such foreign currency.

    As to the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

    Under the second circumstance, when the manager believes that the currency of a particular country may decline relative to the U.S. dollar, a fund could enter into a forward contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will place cash or high-grade liquid securities in a separate account with its custodian in an amount sufficient to cover its obligation under the contract. If the value of the securities placed in the separate account declines, additional


STATEMENT OF ADDITIONAL INFORMATION                                            3


cash or securities will be placed in the account on a daily basis so that the value of the account equals the amount of the fund's commitments with respect to such contracts.

    The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the manager believes that it is important to have flexibility to enter into such forward contracts when it determines that a fund's best interests may be served.

    Generally, a fund will not enter into a forward contract with a term of greater than one year. At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an "offsetting" forward contract with the same currency trader, obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

    It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

 AN EXPLANATION OF FIXED INCOME SECURITIES RATINGS

    As described in the Prospectus, the funds may invest in fixed income securities. International Growth and Global Growth may invest only in investment-grade obligations, while International Discovery and the Emerging Markets Fund may invest in bonds, corporate debt securities and governmental obligations without regard to credit quality restrictions if such obligations are determined by the manager to be sound investments.

    Fixed income securities ratings provide the manager with a current assessment of the credit rating of an issuer with respect to a specific fixed income security. The following is a description of the rating categories utilized by the rating services referenced in the Prospectus disclosure.

    The following summarizes the ratings used by Standard & Poor's Corporation for bonds:

    AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

    AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only to a small degree.

    A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

    BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

    BB -- Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

    B -- Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest


4                                    AMERICAN CENTURY INVESTMENTS


    and  repay  principal.   The  B  rating  category  also  is  used  for  debt
    subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

    CCC -- Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

    CC -- The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

    C -- The rating C typically is applied to debt subordinated to senior debt, which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

    CI -- The rating CI is reserved for income bonds on which no interest is being paid.

    D -- Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

    To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

    The following summarizes the ratings used by Moody's Investors Service, Inc. for bonds:

    Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what generally are known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

    A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment some time in the future.

    Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics, as well.

    Ba -- Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded, during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

    B -- Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.

    Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


     STATEMENT OF ADDITIONAL INFORMATION                                      5


    C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Moody's applies numerical modifiers 1, 2 and 3 in each generic rating category from Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

 SHORT SALES

    A fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire an equal amount of the security being sold short.

    In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If a fund engages in a short sale, the collateral account will be maintained by the fund's custodian. While the short sale is open, the fund will maintain in a segregated custodial account an amount of securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the fund's long position.

    A fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In such a case, any future losses in the fund's long position should be reduced by a gain in the short position. The extent to which such gains or losses are reduced would depend upon the amount of the security sold short relative to the amount the fund owns. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

 PORTFOLIO LENDING

    In order to realize additional income, a fund may lend its portfolio securities. Such loans may not exceed one-third of the fund's net assets valued at market except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.

 PORTFOLIO TURNOVER

    In order to achieve its investment objective, the manager will purchase and sell securities without regard to the length of time the security has been held. Accordingly, a fund's rate of portfolio turnover may be substantial.

    The funds intend to purchase a given security whenever the manager believes it will contribute to the stated objective of a fund. In order to achieve a fund's investment objective, the manager will sell a given security, no matter for how long or for how short a period it has been held in the portfolio, and no matter whether the sale is at a gain or at a loss, if the manager believes that it is not fulfilling its purpose, either because, among other things, it did not live up to the manager's expectations, or because it may be replaced with another security holding greater promise, or because it has reached its optimum potential, or because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

    When a general decline in security prices is anticipated, a fund may decrease or eliminate entirely its equity position and increase its cash position, and when a rise in price levels is anticipated, a fund may increase its equity position and decrease its cash position. However, it should be expected that each fund will, under most circumstances, be essentially fully invested in equity securities.

    Because investment decisions are based on the anticipated contribution of the security in question to a fund's objectives, the rate of portfolio turnover is irrelevant when the manager believes a change is in order to achieve those objectives, and a fund's annual portfolio turnover rate cannot be anticipated and may


6                                                  AMERICAN CENTURY INVESTMENTS


be comparatively high. This disclosure regarding portfolio turnover is a statement of fundamental policy and may be changed only by a vote of the shareholders.

    Because the manager does not take portfolio turnover rate into account in making investment decisions, (1) the manager has no intention of accomplishing any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates should not be considered as a representation of the rates that will be attained in the future.

 OFFICERS AND DIRECTORS

    The principal officers and directors of the corporation, their ages (listed in parentheses), principal business experience during the past five years, and their affiliations with the funds' investment manager, American Century Investment Management, Inc., and its transfer agent, American Century Services Corporation, are listed below. The address at which each director and officer listed below may be contacted is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. All persons named as officers of the Corporation serve in similar capacities for other funds advised by the manager. Those directors who are "interested persons" as defined in the Investment Company Act of 1940 are indicated by an asterisk(*).

    JAMES E. STOWERS, JR. (74)*, Chairman of the Board and Director; Chairman of the Board, Director and controlling shareholder of American Century Companies, Inc., parent corporation of American Century Investment Management, Inc. and American Century Services Corporation; Chairman of the Board and Director of
American Century Investment Management, Inc. and American Century Services Corporation; father of James E. Stowers III.

    JAMES E. STOWERS III (39)*, Director; Chief Executive Officer and Director, American Century Companies, Inc., American Century Investment Management, Inc. and American Century Services Corporation.

    THOMAS A. BROWN (58), Director; Director of Plains States Development, Applied Industrial Technologies, Inc., a corporation engaged in the sale of bearings and power transmission products.

    ROBERT W. DOERING, M.D. (66), Director; retired, formerly a general surgeon.

    ANDREA C. HALL, PH.D. (53), Director; Senior Vice President and Associate Director, Midwest Research Institute.

    D. D. (DEL) HOCK (63), Director; retired, formerly Chairman, Public Service Company of Colorado; Director, ServiceTech, Inc., Hathaway Corporation and J.D. Edwards & Company.

    DONALD H. PRATT (60), Vice Chairman of the Board and Director; President and Director, Butler Manufacturing Company.

    LLOYD T. SILVER JR. (70), Director; Consultant; retired, formerly Chairman of LSC, Inc., manufacturer's representative.

    M. JEANNINE STRANDJORD (52), Director; Senior Vice President and Treasurer, Sprint Corporation; Director, DST Systems, Inc..

    GEORGE A. RIO (43), President; Executive Vice President and Client Service Director of Funds Distributor, Inc. (FDI). Prior to joining FDI, Mr. Rio served as Senior Vice President and Senior Key Account Manager for Putnam Mutual Funds (June 1995 to March 1998). Before that he served as Director of Business Development for First Data Corporation (May 1994 to June 1995) and Senior Vice President and Manager of Client Services and Director of Internal Audit at The Boston Company Inc. (September 1983 to May 1994).

    MARYANNE  ROEPKE,   CPA  (42),  Vice  President,   Treasurer  and  Principal
Accounting Officer; Vice President, American Century Services Corporation.

    PATRICK A. LOOBY (39), Vice President; Vice President, American Century Services Corporation.

    CHRISTOPHER J. KELLEY (33), Vice President; Vice President and Associate General Counsel of FDI. Prior to joining FDI, Mr. Kelley served as Assistant Counsel at Forum Financial Group (from April 1994 to July 1996) and before that as a compliance officer for Putnam Investments (from 1992 to 1994).

    MARY A. NELSON (34), Vice President; Vice President and Manager of Treasury Services and Administration of FDI. Prior to joining FDI, Ms. Nelson served as Assistant Vice President and Client Manager for The Boston Company, Inc. (from 1989 to 1994).

    ROBERT J. LEACH, CPA (31), Controller.

    The Board of Directors has established four standing committees: the Executive Committee, the Audit


STATEMENT OF ADDITIONAL INFORMATION                                           7


Committee, the Compliance Committee and the Nominating Committee.

    Messrs.  Stowers  Jr.  (chairman),  Stowers  III and  Pratt  constitute  the
Executive Committee of the Board of Directors. The committee performs the functions of the Board of Directors between meetings of the Board, subject to the limitations on its power set out in the Maryland Corporation Law, and except for matters required by the Investment Company Act to be acted upon by the full Board.

    Ms. Strandjord (chairman), Dr. Doering and Mr. Hock constitute the Audit Committee. The functions of the Audit Committee include recommending the engagement of the funds' independent auditors, reviewing the arrangements for and scope of the annual audit, reviewing comments made by the independent auditors with respect to the internal controls and the considerations given or the corrective action taken by management, and reviewing nonaudit services provided by the independent auditors.

    Messrs. Brown (chairman), Pratt, Silver and Dr. Hall constitute the Compliance Committee. The functions of the Compliance Committee include reviewing the results of the funds' compliance testing program, reviewing quarterly reports from the manager to the Board regarding various compliance matters and monitoring the implementation of the funds' Code of Ethics, including any violations thereof.

    The Nominating Committee has as its principal role the consideration and recommendation of individuals for nomination as directors. The names of potential director candidates are drawn from a number of sources, including recommendations from members of the Board, management and shareholders. This committee also reviews and makes recommendations to the Board with respect to the composition of Board committees and other Board-related matters, including its organization, size, composition, responsibilities, functions and compensation. The members of the nominating committee are Messrs. Pratt (chairman), Hock and Stowers III.

    The directors of the corporation also serve as directors for other funds advised by the manager. Each director who is not an "interested person," as defined in the Investment Company Act, receives for service as a member of the Board of all six of such companies an annual director's fee of $44,000, and an additional fee of $1,000 per regular Board meeting attended and $500 per special Board meeting and committee meeting attended. In addition, those directors who are not "interested persons" and serve as chairman of a committee of the Board of Directors receive an additional $2,000 for such services. These fees and expenses are divided among the six investment companies based upon their relative net assets. Under the terms of the management agreement with the manager, the funds are responsible for paying such fees and expenses.

    Set forth below is the aggregate compensation paid for the periods indicated by the Corporation and by the American Century family of funds as a whole to each director who is not an "interested person" as defined in the Investment Company Act.

                                 Aggregate            Total Compensation from
                             Compensation from         the American Century
Director                     the Corporation(1)         Family of Funds(2)
--------------------------------------------------------------------------------

Thomas A. Brown                 $2,569                    $60,000
Robert W. Doering, M.D.          2,492                     49,500
Andrea C. Hall(3)                 ,190                      8,833
D. D. (Del) Hock                 2,491                     49,500
Linsley L. Lundgaard(3)          2,396                     42,333
Donald H. Pratt                  2,569                     60,000
Lloyd T. Silver Jr.              2,465                     49,000
M. Jeannine Strandjord           2,500                     48,833
--------------------------------------------------------------------------------

(1) Includes compensation paid by the corporation for the fiscal year ended November 30, 1997.

(2) Includes compensation paid by the 13 investment company members of the American Century family of funds for the calendar year ended December 31, 1997.

(3) Andrea Hall replaced Linsley Lundgaard as an independent director effective November 1, 1997.

    Those Directors who are "interested persons," as defined in the Investment Company Act, receive no fee as such for serving as a Director. The salaries of such individuals, who are also officers of the funds, are paid by the manager.

 MANAGEMENT

    A description of the responsibilities and method of compensation of the funds' manager, American Century Investment Management, Inc., appears in the Prospectus under the heading, "Management."


8                                                 AMERICAN CENTURY INVESTMENTS


    During the three most recent fiscal years, the total management fees earned by the manager, net of fees voluntarily waived, were as follows:

FUND                             Years Ended November 30,
------------------------------------------------------------------------------
                                    1997            1996              1995
------------------------------------------------------------------------------
INTERNATIONAL GROWTH
  Management fees           $    22,689,978 $    21,271,619    $    21,967,586
  Average net assets          1,638,863,569   1,289,561,744      1,240,949,990

INTERNATIONAL DISCOVERY
  Management fees                 9,602,636       4,421,277          2,260,979
  Average net assets            564,142,831     235,583,979        113,067,308

EMERGING MARKETS
  Management fees                    33,065         -                  -
  Average net assets              9,721,852         -                  -
------------------------------------------------------------------------------

    Included in the table above are the following management fees earned by the manager on the Advisor and Institutional Class shares:

FUND                                     Years Ended November 30,
---------------------------------------------------------------------------
                                       1997                 1996
---------------------------------------------------------------------------

INTERNATIONAL GROWTH
  Advisor                        $     73,143            $  6,276
  Institutional                         5,752                 -
---------------------------------------------------------------------------

    The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by (i) the funds' Board of Directors, or by the vote of a majority of the outstanding votes (as defined in the Investment Company Act), and (ii) by the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the manager, cast in person at a meeting called for the purpose of voting on such approval.

    The management agreement provides that it may be terminated at any time without payment of any penalty by the funds' Board of Directors, or by a vote of a majority of the funds' shareholders, on 60 days' written notice to the manager, and that it shall be automatically terminated if it is assigned.

    The management agreement provides that the manager shall not be liable to the funds or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

    The management agreement also provides that the manager and its officers, directors and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

    Certain investments may be appropriate for the funds and also for other clients advised by the manager. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients or funds in a manner believed by the manager to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

    The manager may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the manager believes that such aggregation provides the best execution for the funds. The funds' Board of Directors has approved the policy of the manager with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The manager will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The manager receives no additional compensation or remuneration as a result of such aggregation.

    In addition to managing the funds, on July 31, 1998, the manager was acting as an investment advisor to 12 institutional accounts with an aggregate value of $488,733,572. While each of these clients has unique investment restrictions and guidelines, some have elected to have their portfolios managed in a manner similar to the portfolio of an existing fund. Accordingly,


STATEMENT OF ADDITIONAL INFORMATION                                            9


any time a security is being bought or sold for the fund, it also may be bought or sold for any institutional accounts being managed in a similar manner with a similar investment objective. The manager anticipates acquiring additional such accounts in the future.

    American Century Services Corporation provides physical facilities, including computer hardware and software and personnel, for the day-to-day administration of the funds and of the manager. The manager pays American Century Services Corporation for such services.

    As stated in the Prospectus, all of the stock of American Century Services Corporation and American Century Investment Management, Inc. is owned by American Century Companies, Inc.

 CUSTODIANS


    UMB Bank, N.A., 10th and Grand, Kansas City, Missouri 64105, Chase Manhattan Bank, 770 Broadway, 10th Floor, New York, New York 10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serve as custodian of the assets of the funds. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.


 INDEPENDENT AUDITORS

    Deloitte & Touche LLP, 1010 Grand Avenue, Kansas City, Missouri 64106, was appointed to serve as the independent auditors to examine the financial statements of the funds commencing with the fiscal year ended November 30, 1997. As the independent auditors of the funds, Deloitte & Touche provides services including (1) audit of the annual financial statements, (2) assistance and consultation in connection with SEC filings and (3) review of the annual federal income tax return filed for each fund.

 CAPITAL STOCK

    The funds' capital stock is described in the Prospectus under the heading, "Further Information About American Century."

    The corporation currently has four series of shares outstanding. International Growth, International Discovery and Emerging Markets are divided into four classes, and Global Growth is divided into three classes. See
"Multiple Class Structure," next page. The funds may in the future issue additional series or classes of shares without a vote of the shareholders. The assets belonging to each series or class of shares are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profits (or losses) of investments and other assets held for that series or class. Your rights as a shareholder are the same for all series or classes of securities unless otherwise stated. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable. Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value represented by such share on all questions.

    In  the  event  of  complete   liquidation  or  dissolution  of  the  funds,
shareholders of each series or class of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.

    As of July 31, 1998, in excess of 5% of the outstanding shares of the following funds were owned of record by:

NAME OF                  SHAREHOLDER
FUND                     AND PERCENTAGE
--------------------------------------------------------------------------------
International            Charles Schwab & Co.
Growth                   San Francisco, California - 9.8%

International            Charles Schwab & Co.
Discovery                San Francisco, California - 7.7%

Emerging                 American Century Companies, Inc.
Markets                  Kansas City, Missouri - 18.7%

                         United Missouri Bank as Trustee for American
                         Century Services Corporation Stock Option
                         Surrender Plan Kansas City, Missouri - 6.3%
--------------------------------------------------------------------------------

    As of July 31, 1998, the shares of the corporation owned beneficially and of record by the officers and directors of the corporation in the aggregate were less than 1% of the shares offered by any fund. James E. Stowers, Jr., by virtue of his control of American Century Companies, Inc., may be deemed to beneficially own fund shares. Mr. Stowers disclaims ownership of such shares.


10                                                 AMERICAN CENTURY INVESTMENTS


 MULTIPLE CLASS STRUCTURE

    The funds' Board of Directors has adopted a multiple class plan (the "Multiclass Plan") pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue up to four classes of shares: an Investor Class, an Institutional Class, a Service Class and an Advisor Class.

    The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Institutional, Service and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the manager as Investor Class shareholders. As a result, the manager is able to charge these classes a lower management fee. In addition to the management fee, however, Service Class shares are subject to a Shareholder Services Plan (described on this page), and the Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (described on page 12). Both plans have been adopted by the funds' Board of Directors and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

RULE 12B-1

    Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholders of the funds' Service Class and Advisor Class have approved and entered into a Shareholder Services Plan, with respect to the Service Class, and a Master Distribution and Shareholder Services Plan, with respect to the Advisor Class (collectively, the "Plans"). Both Plans are described below.

    In adopting the Plans, the Board of Directors [including a majority of directors who are not "interested persons" of the funds (as defined in the Investment Company Act), hereafter referred to as the "independent directors"] determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected classes. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plans is presented to the Board of Directors quarterly for its consideration in connection with its deliberations as to the continuance of the Plans. Continuance of the Plans must be approved by the Board of Directors (including a majority of the independent directors) annually. The Plans may be amended by a vote of the Board of Directors (including a majority of the independent directors), except that the Plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.

    All fees paid under the Plans will be made in accordance with Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers.

SHAREHOLDER SERVICES PLAN

    As described in the Prospectus, the funds' Service Class of shares is made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. In such circumstances, certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary. To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds' manager has reduced its management fee by 0.25% per annum with respect to the Service Class shares and the funds' Board of Directors has adopted a Shareholder Services Plan. Pursuant to the Shareholder Services Plan, the Service Class shares pay a shareholder services fee of 0.25% annually of the aggregate average daily net assets of the funds' Service Class shares.

    The manager and the funds' distributor, Funds Distributor, Inc., (the "Distributor") enter into contracts with each financial intermediary for the provision of certain shareholder services and utilize the shareholder services fees received under the Shareholder Services Plan to pay for such services. Payments may be made for a variety of shareholder services, including, but not limited to, (1) receiving,


STATEMENT OF ADDITIONAL INFORMATION                                           11


aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the Distributor; (2) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (3) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses; (4) providing and maintaining elective services such as wire transfer services; (5) acting as shareholder of record and nominee for beneficial owners; (6) maintaining account records for shareholders and/or other beneficial owners; (7) issuing confirmations of transactions; (8) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting; (9) preparing and forwarding shareholder communications from the funds (such as proxies, shareholder reports, annual and semiannual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; (10) providing other similar administrative and sub-transfer agency services; and (11) paying "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD (collectively referred to as "Shareholder Services"). Shareholder Services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

MASTER DISTRIBUTION AND SHAREHOLDER SERVICES PLAN

    As described in the Prospectus, the funds' Advisor Class of shares is also made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. The Distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

    As with the Service Class, certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

    To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds' manager has reduced its management fee by 0.25% per annum with respect to the Advisor Class shares and the funds' Board of Directors has adopted a Master Distribution and Shareholder Services Plan (the "Distribution Plan"). Pursuant to such Plan, the Advisor Class shares pay a fee of 0.50% annually of the aggregate average daily net assets of the funds' Advisor Class shares, 0.25% of which is paid for Shareholder Services (as described previously) and 0.25% of which is paid for distribution services.

    Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to, (1) the payment of sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to Selling Agreements; (2) compensation to registered representatives or other employees of the Distributor who engage in or support distribution of the funds' Advisor Class shares; (3) compensation to, and expenses (including overhead and telephone expenses) of, the Distributor; (4) the printing of prospectuses, statements of additional information and reports for other than existing shareholders; (5) the preparation, printing and distribution of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders; (6) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information and shareholder reports; (7) the providing of facilities to answer questions from prospective investors about fund shares; (8) complying with federal and state securities laws pertaining to the sale of fund shares; (9) assisting investors in completing application forms and selecting


12                                                 AMERICAN CENTURY INVESTMENTS


dividend and other account options; (10) the providing of other reasonable assistance in connection with the distribution of fund shares; (11) the organizing and conducting of sales seminars and payments in the form of transactional compensation or promotional incentives; (12) profit on the foregoing; (13) the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and (14) such other distribution and services activities as the manager determines may be paid for by the funds pursuant to the terms of this Agreement and in accordance with Rule 12b-1 of the Investment Company Act.

 BROKERAGE

    Under the management agreement between the funds and the manager, the manager has the responsibility of selecting brokers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the manager may take into consideration the factors discussed under this caption when selecting brokers.

    The manager receives statistical and other information and services without cost from brokers and dealers. The manager evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The manager proposes to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services provided to the manager will be in addition to and not in lieu of services required to be performed for the funds by the manager. The manager does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds.

    In the fiscal years ended November 30, 1997, 1996 and 1995, the brokerage commissions for each fund were as follows:

                                         Years Ended November 30,
-------------------------------------------------------------------------
FUND                             1997            1996             1995
-------------------------------------------------------------------------
INTERNATIONAL GROWTH        $10,870,947       $9,717,846      $12,351,904
INTERNATIONAL DISCOVERY       5,153,755        2,886,323        1,434,299
EMERGING MARKETS                 57,986            -                -
-------------------------------------------------------------------------

    The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the manager in servicing all of its accounts, and not all such services may be used by the manager in managing the portfolios of the funds.

    The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the manager believe that the facilities, expert personnel and technological systems of a broker enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds normally place their over-the-counter transactions with principal market makers, but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

 PERFORMANCE ADVERTISING

FUND PERFORMANCE

    Individual fund performance may be compared to various indices including the Standard & Poor's 500 Index, the Dow Jones World Index, the IFC Global Composite Index, the Morgan Stanley Capital International Europe, Australia, Far East EAFE(reg.tm) Index (EAFE Index) and the Morgan Stanley Capital International World Free Index.

    Average annual total return is calculated by determining cumulative total return for the stated period and then computing the annual compounded return that would have produced the cumulative total return if the funds' performance had been constant over that


STATEMENT OF ADDITIONAL INFORMATION                                           13


period. Cumulative total return includes all elements of return, including reinvestment of dividends and capital gains distributions. Annualization of the funds' return assumes that the partial year performance will be constant throughout the period. Actual returns through the period may be greater or less than the annualized data.

    The following tables set forth the average annual total return for the various classes of the funds for the periods indicated.

                                                      From          Inception
FUND                      1 year       5 year       Inception         Date
----------------------------------------------------------------------------
INTERNATIONAL GROWTH
Investor Class            18.12%       15.42%         13.75%          5/9/91
Advisor Class             17.97%         -            19.04%         10/2/96
Institutional Class         -            -           (0.43)%         11/20/97

INTERNATIONAL DISCOVERY
Investor Class            17.76%         -            17.46%           4/1/94

EMERGING MARKETS
Investor Class              -            -          (17.00)%          9/30/97
----------------------------------------------------------------------------

    The funds also may advertise average annual total return over periods of time other than one, five and 10 years and cumulative total return over various time periods.

    The following table shows the cumulative total return of the Investor Class of shares of the funds since their respective dates of inception.

                                                           Cumulative Total
FUND                                                    Return Since Inception
----------------------------------------------------------------------------
INTERNATIONAL GROWTH                                            132.66%
INTERNATIONAL DISCOVERY                                          79.98%
EMERGING MARKETS                                               (17.00)%
----------------------------------------------------------------------------

    In addition to the standardized one-, five-, and 10-year (inception) periods, the funds also may advertise performance information for other periods (such as quarterly or three-year). The funds will use the same methodology in calculating performance information for such other periods as it uses in computing performance information for the standardized periods. Performance information for Advisor Class shares will be calculated using the same methodology described under the heading "Multiple Class Performance Advertising," next page.

ADDITIONAL PERFORMANCE COMPARISONS

    Investors may judge the performance of the funds by comparing their performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as the EAFE(reg.tm) Index and those prepared by Dow Jones & Co., Inc., Morgan Stanley, Standard & Poor's Corporation, Shearson Lehman Brothers, Inc. and The Russell 2000 Index, and to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. and the Consumer Price Index. Comparisons also may be made to indices or data published in Money, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, Pensions and Investments, USA Today and other similar publications or services. In addition to performance information, general information about the funds that appears in a publication such as those mentioned above or in the Prospectus under the heading "Performance Advertising" may be included in advertisements and in reports to shareholders.

PERMISSIBLE ADVERTISING INFORMATION

    From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated portfolio holdings for one or more of the funds; (5) descriptions of investment strategies for one or more of the funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds; (7) comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons who have invested in one or more of the funds. The funds also may include calculations, such as


14                                                 AMERICAN CENTURY INVESTMENTS


hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.

MULTIPLE CLASS PERFORMANCE ADVERTISING

    Pursuant to the Multiple Class Plan, the funds may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the manager may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class and for periods after the first full quarter after inception, actual performance of the new class will be used.

 REDEMPTIONS IN KIND

    The funds' policy with regard to large redemptions is described in the Prospectus under the heading "Special Requirements for Large Redemptions."

    The corporation has elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which the funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the funds will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The securities delivered will be selected at the sole discretion of the manager. Such securities will not necessarily be representative of the entire portfolio and may be securities that the manager regards as least desirable. The method of valuing portfolio securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described in the prospectus under the heading "How Share Price Is Determined," and such valuation will be made as of the same time the redemption price is determined.

 HOLIDAYS

    The funds do not determine the net asset value of their shares on days when the New York Stock Exchange is closed. Currently, the Exchange is closed on Saturdays and Sundays, and on holidays, namely New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

 FINANCIAL STATEMENTS


    The financial statements of the funds, including the Statements of Assets and Liabilities and the Statements of Operations for the fiscal year ended November 30, 1997, and the Statements of Changes in Net Assets for the fiscal years ended November 30, 1997, and 1996, are included in the Annual Report to shareholders dated November 30, 1997. The financial statements of the funds, including the Statements of Assets and Liabilities and the Statements of Operations for the six months ended May 31, 1998, and the Statements of Changes in Net Assets for the six months ended May 31, 1998, and the fiscal years ended November 30, 1997, and 1996, are included in the Semiannual Report to shareholders dated May 31, 1998. The independent auditors' reports on the financial highlights for the fiscal years 1991, 1992, 1993, 1994, 1995 and 1996 are included in the Annual Report to shareholders for the fiscal years ended November 30, 1996, and November 30, 1995. Each such annual and semiannual report is incorporated herein by reference. You may receive copies of such reports without charge upon request to American Century at the address and phone number shown on the first page of this Statement of Additional Information.


    While the financial statements included in the Semiannual Report to shareholders are unaudited, in the opinion of management, all adjustments necessary for a fair presentation of the financial position and results of operations at May 31, 1998, and for the period December 1, 1997, to May 31, 1998, have been made and all such adjustments are of a normal recurring nature. The results of operations for the period indicated are not necessarily indicative of the results for an entire year.


     STATEMENT OF ADDITIONAL INFORMATION                                     15


P.O. Box 419200
Kansas City, Missouri
64141-6200

Investor Services:
1-800-345-2021 or 816-531-5575

Automated Information Line:
1-800-345-8765

Telecommunications Device for the Deaf:
1-800-634-4113 or 816-444-3485

Fax: 816-340-7962

www.americancentury.com

                         [american century logo(reg.sm)]
                                    American
                                     Century

9810
SH-BKT-13714

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   Recycled

PART C         OTHER INFORMATION

ITEM 24.  Financial Statements and Exhibits

          (a)  Financial Statements:

               (i)  Financial   Statements  filed  in  Part  A  of  Registration
                    Statement:

                    1.   Financial Highlights

                    2. Independent Auditors Reports on the Financial Highlights for the fiscal years ended November 30, 1996, 1995, 1994, 1993, 1992 and 1991 are included in the Registrant's Annual Reports dated November 30, 1996 and 1995, which are incorporated by reference herein.

               (ii) Financial  Statements  filed  in Part B of the  Registration
                    Statement

               a. Each of the following financial statements is contained in the Registrant's Annual Report dated November 30, 1997, which is incorporated by reference in Part B of this Registration Statement:

                    1.   Statement  of Assets and  Liabilities  at November  30,
                         1997.

                    2. Statement of Operations for the year ended November 30, 1997.

                    3. Statement of Changes in Net Assets for the years ended November 30, 1997 and 1996.

                    4.   Notes to Financial Statements as of November 30, 1997.

                    5.   Schedule of Investments as of November 30, 1997.

                    6.   Independent Auditors' Report dated January 13, 1998.

               b. Each of the following financial statements is contained in the Registrant's Semiannual Report dated May 31, 1998, which is incorporated by reference in Part B of this Registration
                    Statement:

                    1.   Statement of Assets and Liabilities at May 31, 1998.

                    2. Statement of Operations for the six months ended May 31, 1998.

                    3. Statement of Changes in Net Assets for the six months ended May 31, 1998 and the year ended November 30, 1997.

                    4.   Notes to Financial Statements as of May 31, 1998.

                    5.   Schedule of Investments as of May 31, 1998.


          (b) Exhibits (all exhibits not filed herewith are being incorporated herein by reference).

               1. (a) Articles of Incorporation of Twentieth Century World Investors, Inc. (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement
                    on   March   29,   1996,   File  No.   33-39242).

                    (b) Articles of Amendment of Twentieth Century World Investors, Inc., dated August 10, 1993 (filed electronically as an Exhibit to Post-Effective Amendment No. 9 to the Registration Statement on March 30, 1998, File No. 33-39242).

                    (c) Articles Supplementary of Twentieth Century World Investors, Inc., dated November 8, 1993 (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement on March 29, 1996, File No. 33-39242).

                    (d) Articles Supplementary of Twentieth Century World Investors, Inc., dated April 24, 1995 (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement on March 29, 1996, File No. 33-39242).

                    (e) Articles Supplementary of Twentieth Century World Investors, Inc., dated March 11, 1996 filed electronically as an Exhibit to Post-Effective Amendment No. 7 to the Registration Statement on June 13, 1996, File No. 33-39242).

                    (f) Articles Supplementary of Twentieth Century World Investors, Inc., dated September 9, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 9 to the Registration Statement on March 30, 1998, File No. 33-39242).

                    (g) Articles of Amendment of Twentieth Century World Investors, Inc. dated December 2, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 8 to the Registration Statement on March 31, 1997, File No. 33-39242).

                    (h) Articles Supplementary of American Century World Mutual Funds, Inc. dated December 2, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 8 to the Registration Statement on March 31, 1997, File No. 33-39242).

               2. (a) By-Laws of Twentieth Century World Investors, Inc. (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement on March 29, 1996, File No. 33-39242.

                    (b) Amendment to By-Laws of American Century World Mutual Funds, Inc. (filed electronically as an Exhibit to Post-Effective Amendment No. 9 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872).

               3.   Voting Trust Agreements - None.

               4. Specimen copy of stock certificate (filed electronically as an Exhibit to Post-Effective Amendment No. 8 to the Registration Statment on March 31, 1997, File No. 33-39242).

               5. Management Agreement between American Century World Mutual Funds, Inc. and American Century Investment Management, Inc. dated August 1, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 9 to the Registration Statement on March 30, 1998, File No. 33-39242).

               6. (a) Distribution Agreement between American Century World Mutual Funds, Inc. and Funds Distributor, Inc. dated January 15, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 28 on Form N-1A of American Century Target Maturities Trust, File No. 2-94608).

                    (b) Amendment No. 1 to the Distribution Agreement between American Century World Mutual Funds, Inc. and Funds Distributor, Inc. dated June 1, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 11 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872).

               7.   Bonus and Profit Sharing Plan, Etc. - None.

               8. (a) Custody Agreement by and between Twentieth Century World Investors, Inc. and UMB Bank, N.A. (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement on March 29, 1996, File No. 33-39242).

                    (b) Amendment No. 1 to Custody Agreement by and between Twentieth Century World Investors, Inc. and UMB Bank, N.A., dated January 25, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement on March 29, 1996, File No. 33-39242).

                    (c) Master Agreement by and between Twentieth Century Services, Inc. and Commerce Bank, N. A. dated January 22, 1997 (filed electronically as a part of Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A of American Century Mutual Funds, Inc., File No. 2-14213).

                    (d) Global Custody Agreement between The Chase Manhattan Bank and the Twentieth Century and Benham funds, dated August 6, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 31 on Form N-1A of American Century Government Income Trust, File No. 2-99222).

               9. Transfer Agency Agreement dated as of March 1, 1991, by and between Twentieth Century World Investors, Inc. and Twentieth Century Services, Inc. (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the
                    Registration   Statement  on  March  29,   1996,   File  No.
                    33-39242).

               10.  Opinion   and   Consent  of  Counsel   (filed   herewith  as
                    EX-99.B10).

               11. (a) Consent of Deloitte & Touche LLP (filed herewith as EX-99.B11a).

                    (b) Consent of Ernst & Young LLP (filed herewith as EX-99.B11b).

                    (c) Consent of Baird, Kurtz & Dobson (filed herewith as EX-99.B11c).

               12. (a) Semiannual Report of the Registrant dated May 31, 1998 (filed electronically on July 30, 1998, File No. 33-39242).

                    (b) Annual Report of the Registrant  dated November 30, 1997
                    (filed   electronically   on  January  23,  1998,  File  No.
                    33-39242).

                    (c) Annual Report of the Registrant  dated November 30, 1996
                    (filed   electronically   on  January  29,  1997,  File  No.
                    33-39242).

               13.  Agreements for Initial Capital, Etc. - None.

               14.  Model   Retirement   Plans  (filed  as  Exhibits   14a-d  to
                    Pre-Effective Amendment No. 4, File No. 33-39242, and incorporated herein by reference).

               15. (a) Master Distribution and Shareholder Services Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. (Advisor Class) dated September 3, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 9 on Form N-1A of American Century Capital Portfilios, Inc., File No. 33-64872).

                    (b) Amendment No. 1 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated June 13, 1997 (filed electronically as an exhibit to Post-Effective Amendment No. 77 on Form N-1A of American Century Mutual Funds, Inc., File No. 2-14213).

                    (c) Amendment No. 2 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated September 30, 1997 (filed electronically as an exhibit to Post-Effective Amendment No. 78 on Form N-1A of American Century Mutual Funds, Inc., File No. 2-14213).

                    (d) Amendment No. 3 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc., and American Century World Mutual Funds, Inc. (Advisor Class) dated June 30, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 11 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872).

                    (e) Shareholder Services Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and
                    Twentieth Century World Investors, Inc. (Service Class) dated September 3, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 9 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872).

               16. Schedule of Computation for Performance Advertising Quotations (filed electronically as an Exhibit to Post-Effective Amendment No. 9 to the Registration Statement on March 30, 1998, File No. 33-39242).

               17.  Power of  Attorney  (filed  electronically  as an Exhibit to
                    Post-Effective   Amendment   No.  10  to  the   Registration
                    Statement on August 18, 1998, File No. 33-39242).

               18. (a) Multiple Class Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. dated September 3, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 9 on Form N-1A of American Century Capital Portfolios, Inc, File No. 33-64872).

                    (b) Amendment No. 1 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated June 13, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 77 on Form N-1A of American Century Mutual Funds, Inc., File No. 2-14213).

                    (c) Amendment No. 2 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated September 30, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 78 on Form N-1A of American Century Mutual Funds, Inc., File No. 2-14213).

                    (d) Amendment No. 3 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated June 30, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 11 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872).

               27.  (a) Financial Data Schedule for American Century - Twentieth
                    Century   International   Growth  Fund  (filed  herewith  as
                    EX-27.1.1).

                    (b) Financial Data Schedule for American Century - Twentieth Century International Discovery Fund (filed herewith as EX-27.1.2).

                    (c) Financial Data Schedule for American Century - Twentieth Century Emerging Markets Fund (filed herewith as EX-27.1.3).

ITEM 25   Persons Controlled by or Under Common Control with Registrant - None.

ITEM 26   Number of Holders of Securities

                                                  Number of Record Holders
                                                  As of September 30, 1998
                                            Investor    Institutional    Advisor
            Title of Series                  Class          Class         Class
            ---------------                 ------------------------------------

     American Century - Twentieth Century
     International Growth Fund              104,175          2             25

     American Century - Twentieth Century
     International Discovery Fund            22,274          8              1

     American Century - Twentieth Century
     Emerging Markets Fund                      912          0              0

ITEM 27   Indemnification

          The Registrant is a Maryland Corporation. Section 2-418 of the Maryland General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

          Article XIII of the Registrant's Articles of Incorporation, requires the indemnification of the Registrant's directors and officers to the extent permitted by Section 2-418 of the Maryland General Corporation Law, the Investment Company Act of 1940 and all other applicable laws.

          The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

ITEM 28   Business and Other Connections of Investment Advisor.

          American Century Investment Management, Inc., the investment advisor, is engaged in the business of managing investments for registered investment companies, deferred compensation plans and other institutional investors.

ITEM 29   Principal Underwriter.

          (a) Funds Distributor, Inc. (the "Distributor") acts as principal underwriter for the following investment companies.

          American Century California Tax-Free and Municipal Funds American Century Capital Portfolios, Inc.
          American Century Government Income Trust
          American Century International Bond Funds
          American Century Investment Trust
          American Century Municipal Trust
          American Century Mutual Funds, Inc.
          American Century Premium Reserves, Inc.
          American Century Quantitative Equity Funds
          American Century Strategic Asset Allocations, Inc.
          American Century Target Maturities Trust
          American Century Variable Portfolios, Inc.
          American Century World Mutual Funds, Inc.
          BJB Investment Funds
          The Brinson Funds
          Dresdner RCM Capital Funds, Inc.
          Dresdner RCM Equity Funds, Inc.
          Founders Funds, Inc.
          Harris Insight Funds Trust
          HT Insight Funds, Inc. d/b/a Harris Insight Funds
          J.P. Morgan Institutional Funds
          J.P. Morgan Funds
          JPM Series Trust
          JPM Series Trust II
          LaSalle Partners Funds, Inc.
          Kobrick - Cendant Investment Trust
          Monetta Fund, Inc.
          Monetta Trust
          The Montgomery Funds I
          The Montgomery Funds II
          The Munder Framlington Funds Trust
          The Munder Funds Trust
          The Munder Funds, Inc.
          National Investors Cash Management Fund, Inc.
          Orbitex Group of Funds
          SG Cowen Funds, Inc.
          SG Cowen Income + Growth Fund, Inc.
          SG Cowen Standby Reserve Fund, Inc.
          SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
          SG Cowen Series Funds, Inc.
          St. Clair Funds, Inc.
          The Skyline Funds
          Waterhouse Investors Family of Funds, Inc.
          WEBS Index Fund, Inc.

          The  Distributor  is  registered  with  the  Securities  and  Exchange
          Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

          (b) The following is a list of the executive officers, directors and partners of the Distributor:

Name and Principal Business          Positions and Offices with          Positions and Offices with
Address*                             Underwriter                         Registrant
Marie E. Connolly                    Director, President and Chief       None
                                     Executive Officer

George A. Rio                        Executive Vice President            President, Principal Executive
                                                                         and Principal Financial Officer

Donald R. Roberson                   Executive Vice President            None

William S. Nichols                   Executive Vice President            None

Margaret W. Chambers                 Senior Vice President, General      None
                                     Counsel, Chief Compliance
                                     Officer, Secretary and Clerk
Michael S. Petrucelli                Senior Vice President               None

Joseph F. Tower, III                 Director, Senior Vice President,    None
                                     Treasurer and Chief Financial
                                     Officer

Paula R. David                       Senior Vice President               None

Allen B. Closser                     Senior Vice President               None

Bernard A. Whalen                    Senior Vice President               None

William J. Nutt                      Chairman and Director               None
--------------------
* All addresses are 60 State Street, Suite 1300, Boston, Massachusetts 02109

          (c)  Not applicable.

ITEM 30   Location of Accounts and Records

          All accounts,  books and other documents  required to be maintained by
          Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Registrant, American Century Services Corporation and American Century Investment Management, Inc., all located at American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.

ITEM 31   Management Services - None.

ITEM 32   Undertakings.

          (a)  Not applicable.

          (b)  Not applicable.

          (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

          (d) The Registrant hereby undertakes that it will, if requested to do so by the holders of at least 10% of the Registrant's outstanding votes, call a meeting of shareholders for the purpose of voting upon the question of the removal of a director and to assist in communication with other shareholders as required by Section 16(c).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, American Century World Mutual Funds, Inc., the Registrant, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 11 to its Registration Statement pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 11 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 29th day of October, 1998.

                                       American Century World Mutual Funds, Inc.
                                       (Registrant)

                                        By:/s/David H. Reinmiller
                                           David H. Reinmiller,
                                           Assistant General Counsel

    Pursuant  to  the   requirements   of  the  Securities  Act  of  1933,  this
Post-Effective Amendment No. 11 has been signed below by the following persons in the capacities and on the dates indicated.

   Signature                         Title                           Date

*George A. Rio              President, Principal Executive     October 29, 1998
George A. Rio               and Principal Financial Officer

*Maryanne Roepke            Vice President, Treasurer and      October 29, 1998
Maryanne Roepke             Principal Accounting Officer

*James E. Stowers, Jr.      Director                           October 29, 1998
James E. Stowers, Jr.

*James E. Stowers III       Director                           October 29, 1998
James E. Stowers III

*Thomas A. Brown            Director                           October 29, 1998
Thomas A. Brown

*Robert W. Doering, M.D.    Director                           October 29, 1998
Robert W. Doering, M.D.

*Andrea C. Hall, Ph.D.      Director                           October 29, 1998
Andrea C. Hall, Ph.D.

*Donald H. Pratt            Director                           October 29, 1998
Donald H. Pratt

*Lloyd T. Silver, Jr.       Director                           October 29, 1998
Lloyd T. Silver, Jr.

*M. Jeannine Strandjord     Director                           October 29, 1998
M. Jeannine Strandjord

*D. D. (Del) Hock           Director                           October 29, 1998
D. D. (Del) Hock

*By /s/David H. Reinmiller
    David H. Reinmiller
    Attorney-in-Fact